UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05017

Ivy Funds Variable Insurance Portfolios

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Mara D. Herrington

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

ITEM 1.    SCHEDULE OF INVESTMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS Asset Strategy (in thousands)	MARCH 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares		Value
Consumer Discretionary

Apparel Retail – 1.2%
Limited Brands, Inc.	199		$18,716

Auto Parts & Equipment – 2.2%
Continental AG (A)	89		21,106
Delphi Automotive plc	160		12,790

			33,896

Automobile Manufacturers – 1.8%
Toyota Motor Corp. (A)	408		28,504

Broadcasting – 1.3%
CBS Corp., Class B	325		19,702

Casinos & Gaming – 2.9%
Galaxy Entertainment Group (A)	9,857		44,882

Home Improvement Retail – 1.6%
Home Depot, Inc. (The) (B)	227		25,812

Leisure Facilities – 0.0%
Circuit of the Americas LLC, Class B (C)	—	*	—

Leisure Products – 2.2%
Media Group Holdings LLC, Series H (C)(D)(E)(F)	32		16,210
Media Group Holdings LLC, Series I (C)(D)(E)(F)	19		9,122
Media Group Holdings LLC, Series T (C)(D)(E)(F)	4		10,038

			35,370

Movies & Entertainment – 3.9%
Delta Topco Ltd. (D)	56,728		35,582
Legend Pictures LLC (C)(D)(E)	10		15,992
Twenty-First Century Fox, Inc., Class A	279		9,448

			61,022

Total Consumer Discretionary – 17.1%			267,904
Consumer Staples

Brewers – 3.3%
InBev N.V. (A)	191		23,408
SABMiller plc (A)	527		27,653

			51,061

Hypermarkets & Super Centers – 1.8%
Wal-Mart Stores, Inc.	349		28,714

Packaged Foods & Meats – 3.4%
Mead Johnson Nutrition Co.	214		21,493
Mondelez International, Inc., Class A	229		8,261
Unilever N.V., Certicaaten Van Aandelen (A)	573		23,993

			53,747

Total Consumer Staples – 8.5%			133,522
Energy

Integrated Oil & Gas – 2.1%
Chevron Corp.	133		13,941
Occidental Petroleum Corp. (H)	257		18,761

			32,702

Oil & Gas Equipment & Services – 0.1%
Schlumberger Ltd.	22		1,836

Oil & Gas Exploration & Production – 2.0%
ConocoPhillips	456		28,359
Noble Energy, Inc.	71		3,492

			31,851

Oil & Gas Refining & Marketing – 2.1%
Phillips 66	411		32,281

Oil & Gas Storage & Transportation – 1.6%
Plains GP Holdings L.P., Class A	887		25,173

Total Energy – 7.9%			123,843
Financials

Diversified Banks – 1.8%
Standard Chartered plc (A)	569		9,235
Wells Fargo & Co. (H)	350		19,056

			28,291

Life & Health Insurance – 3.1%
AIA Group Ltd. (A)	7,744	48,743

Other Diversified Financial Services – 1.9%
Citigroup, Inc.	570	29,351

Total Financials – 6.8%		106,385
Health Care

Biotechnology – 4.3%
Amgen, Inc. (H)	153	24,441
Biogen, Inc. (B)(C)	59	24,786
Gilead Sciences, Inc. (C)	184	18,046

		67,273

Managed Health Care – 1.0%
Humana, Inc.	91	16,182

Pharmaceuticals – 3.3%
Actavis plc (C)	107	31,699
Bristol-Myers Squibb Co.	197	12,713
Roche Holdings AG, Genusscheine (A)	28	7,725

		52,137

Total Health Care – 8.6%		135,592
Industrials

Aerospace & Defense – 2.6%
Boeing Co. (The) (H)	140	21,011
Precision Castparts Corp.	92	19,320

		40,331

Construction & Engineering – 0.3%
Larsen & Toubro Ltd. (A)	162	4,446

Construction Machinery & Heavy Trucks – 1.5%
Caterpillar, Inc.	303	24,281

Industrial Machinery – 1.5%
FANUC Ltd. (A)	106	23,288

Railroads – 1.5%
Union Pacific Corp.	215	23,321

Total Industrials – 7.4%		115,667
Information Technology

Application Software – 3.2%
Adobe Systems, Inc. (C)(H)	318	23,476
Intuit, Inc. (G)	268	25,995

		49,471

Data Processing & Outsourced Services – 2.3%
Alliance Data Systems Corp. (C)	65	19,138
Visa, Inc., Class A	270	17,660

		36,798

Internet Software & Services – 4.4%
Alibaba Group Holding Ltd. ADR (C)	77	6,385
Baidu.com, Inc. ADR (C)	119	24,832
Google, Inc., Class A (C)	15	8,154
Tencent Holdings Ltd. (A)	1,545	29,327

		68,698

IT Consulting & Other Services – 2.0%
Cognizant Technology Solutions Corp., Class A (C)(G)	500	31,182

Semiconductor Equipment – 2.1%
Applied Materials, Inc. (H)	1,218	27,478
ASML Holding N.V., NY Registry Shares	61	6,183

		33,661

Semiconductors – 4.1%
Intel Corp.	585	18,305
Micron Technology, Inc. (C)	327	8,866
Taiwan Semiconductor Manufacturing Co. Ltd. (A)	3,047	14,169
Texas Instruments, Inc. (H)	392	22,428

		63,768

Systems Software – 1.9%
Microsoft Corp.	748	30,427

Technology Hardware, Storage & Peripherals – 2.5%
Apple, Inc.(G)	320	39,805

Total Information Technology – 22.5%		353,810
Materials

Diversified Chemicals – 1.0%
Dow Chemical Co. (The) (H)	339	16,246

Specialty Chemicals – 1.0%
LyondellBasell Industries N.V., Class A	173	15,172

Total Materials – 2.0%		31,418

TOTAL COMMON STOCKS – 80.8%		$1,268,141
(Cost: $1,201,739)

PREFERRED STOCKS
Financials

Reinsurance – 0.1%
WMI Holdings Corp., Class B, 3.000%	2	2,098

Total Financials – 0.1%		2,098

TOTAL PREFERRED STOCKS – 0.1%		$2,098
(Cost: $2,000)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Apache Corp.:
Call $67.50, Expires 4–17–15, OTC (Ctrpty: UBS AG)	271	2
Call $70.00, Expires 7–17–15, OTC (Ctrpty: UBS AG)	271	29
Dow Chemical Co. (The),
Call $52.50, Expires 6–19–15, OTC (Ctrpty: Deutsche Bank AG)	963	43
EOG Resources, Inc.:
Call $97.50, Expires 4–17–15, OTC (Ctrpty: Morgan Stanley International)	226	6
Call $100.00, Expires 7–17–15, OTC (Ctrpty: Morgan Stanley International)	226	54
EURO STOXX Banks Index:
Call EUR155.00, Expires 4–17–15, OTC (Ctrpty: Barclays Bank plc)(I)	898	223
Call EUR160.00, Expires 5–15–15, OTC (Ctrpty: Barclays Bank plc)(I)	898	198
Exxon Mobil Corp.,
Call $95.00, Expires 4–17–15, OTC (Ctrpty: Deutsche Bank AG)	441	1
Google, Inc., Class A:
Call $625.00, Expires 6–19–15	266	84
Call $625.00, Expires 6–19–15, OTC (Ctrpty: Bank of America N.A.)	16	5
Call $700.00, Expires 9–18–15, OTC (Ctrpty: Deutsche Bank AG)	370	74

Halliburton Co.:
Call $42.50, Expires 4–17–15, OTC (Ctrpty: Deutsche Bank AG)	902	166
Call $50.00, Expires 7–17–15, OTC (Ctrpty: Deutsche Bank AG)	1,804	111
Micron Technology, Inc.:
Call $28.00, Expires 4–17–15, OTC (Ctrpty: UBS AG)	156	12
Call $31.00, Expires 10–16–15, OTC (Ctrpty: UBS AG)	156	23
Microsoft Corp.:
Call $45.00, Expires 7–17–15, OTC (Ctrpty: Bank of America N.A.)	1,538	55
Call $50.00, Expires 1–15–16, OTC (Ctrpty: Bank of America N.A.)	3,845	165
Noble Energy, Inc.:
Call $52.50, Expires 5–15–15, OTC (Ctrpty: Bank of America N.A.)	339	29
Call $57.50, Expires 8–21–15, OTC (Ctrpty: Bank of America N.A.)	339	36
Schlumberger Ltd.:
Call $90.00, Expires 5–15–15, OTC (Ctrpty: Societe Generale Bank)	275	15
Call $95.00, Expires 5–15–15, OTC (Ctrpty: Societe Generale Bank)	330	4

TOTAL PURCHASED OPTIONS – 0.1%		$1,335
(Cost: $2,236)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary

Automobile Manufacturers – 0.4%
Aston Martin Holdings Ltd.,
10.250%, 7–15–18 (J)(K)	$6,845	6,758

Leisure Facilities – 0.2%
Circuit of the Americas LLC, Series C,
0.000%, 12–31–20 (L)	3,845	2,442

Movies & Entertainment – 3.3%
Delta Topco Ltd.,
10.000%, 11–24–60 (D)(J)	52,330	52,330

Total Consumer Discretionary – 3.9%		61,530

TOTAL CORPORATE DEBT SECURITIES – 3.9%		$61,530
(Cost: $65,036)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 0.0%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
5.500%, 3–15–23 (M)	70	6
5.500%, 10–15–25 (M)	273	38
6.000%, 11–15–35 (M)	165	33
Federal National Mortgage Association Agency REMIC/CMO:
5.500%, 6–25–23 (M)	115	15
5.500%, 8–25–33 (M)	185	31
5.500%, 4–25–34 (M)	301	50
5.500%, 11–25–36 (M)	390	69

Government National Mortgage Association Agency REMIC/CMO:
5.500%, 3–20–32 (M)	51	1
5.000%, 7–20–33 (M)	10	—	*
5.500%, 11–20–33 (M)	86	1
5.500%, 7–20–35 (M)	141	32

		276

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.0%		$276
(Cost: $272)

BULLION – 6.7%	Troy Ounces
Gold	88	104,378

(Cost: $114,406)

SHORT-TERM SECURITIES	Principal
Certificate Of Deposit – 0.5%
Banco del Estado de Chile,
0.200%, 4–15–15	$3,000	3,000
Citibank N.A.,
0.180%, 6–15–15	5,000	5,000

		8,000

Commercial Paper(N) – 6.4%
Air Products and Chemicals, Inc.,
0.170%, 4–8–15	8,000	8,000
Baxter International, Inc.,
0.480%, 4–9–15	10,000	9,998
Becton Dickinson & Co.:
0.430%, 4–2–15	5,000	5,000
0.450%, 4–6–15	5,000	4,999
0.440%, 4–7–15	10,000	9,999
Danaher Corp.,
0.080%, 4–10–15	10,000	10,000
Essilor International S.A.,
0.150%, 4–8–15	5,000	5,000
J.M. Smucker Co. (The),
0.280%, 4–1–15	4,681	4,681
Kellogg Co.,
0.430%, 4–1–15	10,000	10,000
Kroger Co. (The),
0.310%, 4–7–15	5,000	4,999
Mondelez International, Inc.,
0.450%, 4–6–15	5,000	5,000
Novartis Finance Corp. (GTD by Novartis AG),
0.110%, 4–6–15	5,000	5,000
St. Jude Medical, Inc.,
0.230%, 4–16–15	10,000	9,999
Wisconsin Electric Power Co.,
0.370%, 4–9–15	6,550	6,550

		99,225

Master Note – 0.1%
Toyota Motor Credit Corp.,
0.130%, 4–1–15 (O)	2,073	2,073

Municipal Obligations – 1.4%
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007B (GTD by Chevron Corp.),
0.010%, 4–1–15 (O)	12,200	12,200
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.),
0.010%, 4–1–15 (O)	10,000	10,000

		22,200

United States Government Agency Obligations – 0.1%
Overseas Private Investment Corp. (GTD by U.S. Government),
0.110%, 4–29–15 (O)	2,000	2,000

TOTAL SHORT-TERM SECURITIES – 8.5%		$133,498
(Cost: $133,499)

TOTAL INVESTMENT SECURITIES – 100.1%		$1,571,256
(Cost: $1,519,188)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(1,642)

NET ASSETS – 100.0%		$1,569,614

Notes to Consolidated Schedule of Investments

*	Not shown due to rounding.

(A)	Listed on an exchange outside the United States.

(B)	All or a portion of securities with an aggregate value of $3,097 have been pledged as collateral on open futures contracts.

(C)	No dividends were paid during the preceding 12 months.

(D)	Restricted securities. At March 31, 2015, the Portfolio owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Delta Topco Ltd.	1-23-12 to 11-25-14	56,728	$29,297	$35,582
Legend Pictures LLC	12-18-12	10	18,160	15,992
Media Group Holdings LLC, Series H	8-29-13 to 10-31-13	32	22,374	16,210
Media Group Holdings LLC, Series I	4-23-13 to 11-8-13	19	10,478	9,122
Media Group Holdings LLC, Series T	7-2-13 to 1-23-15	4	8,613	10,038
		Principal
Delta Topco Ltd., 10.000%, 11-24-60	4-1-12 to 1-1-15	$52,330	52,820	52,330
			$141,742	$139,274

The total value of these securities represented 8.9% of net assets at March 31, 2015.

(E)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Portfolio.

(F)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(G)	All or a portion of securities with an aggregate value of $34,691 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(H)	All or a portion of securities with an aggregate value of $1,453 are held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(I)	Principal amount and exercise prices are denominated in the indicated foreign currency, where applicable (EUR - Euro).

(J)	Payment-in-kind bonds.

(K)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015 the total value of these securities amounted to $6,758 or 0.4% of net assets.

(L)	Zero coupon bond.

(M)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(N)	Rate shown is the yield to maturity at March 31, 2015.

(O)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2015. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at March 31, 2015:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Euro	63,400	U.S. Dollar	68,165	4-13-15	Deutsche Bank AG	$—	$17
Japanese Yen	6,304,846	U.S. Dollar	52,056	4-13-15	Morgan Stanley International	—	522
						$—	$539

The following futures contracts were outstanding at March 31, 2015 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Value	Unrealized Appreciation
German Stock Index	Long	6-19-15	103	$33,254	$259

The following written options were outstanding at March 31, 2015 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price		Premium Received	Value
Apache Corp.	UBS AG	Put	271	April 2015		$57.50	$52	$(15)
	UBS AG	Call	271	April 2015		77.50	11	— *
	UBS AG	Put	271	July 2015		57.50	93	(82)
	UBS AG	Call	271	July 2015		90.00	8	(1)
Dow Chemical Co. (The)	Deutsche Bank AG	Put	642	June 2015		44.00	101	(46)
EOG Resources, Inc.	Morgan Stanley & Co., Inc.	Put	226	April 2015		85.00	70	(8)
	Morgan Stanley & Co., Inc.	Call	226	April 2015		110.00	17	(1)
	Morgan Stanley & Co., Inc.	Put	226	July 2015		82.50	102	(57)
	Morgan Stanley & Co., Inc.	Call	226	July 2015		120.00	21	(3)
EURO STOXX Banks Index	Barclays Bank plc	Call	898	April 2015	EUR	162.50	24	(56)
Exxon Mobil Corp.	Deutsche Bank AG	Put	441	April 2015		$75.00	76	(1)
Google, Inc., Class A	Deutsche Bank AG	Put	162	September 2015		500.00	165	(206)

Halliburton Co.	Deutsche Bank AG	Put	902	April 2015	37.50	93	(3)
	Deutsche Bank AG	Call	1,353	April 2015	47.50	70	(8)
	Deutsche Bank AG	Call	451	April 2015	50.00	11	(1)
	Deutsche Bank AG	Put	902	July 2015	37.50	185	(60)
Micron Technology, Inc.	UBS AG	Put	156	April 2015	25.50	9	(9)
	UBS AG	Call	156	April 2015	31.00	2	(2)
	UBS AG	Put	156	October 2015	24.00	24	(24)
Microsoft Corp.	Bank of America N.A.	Put	1,538	July 2015	37.00	165	(108)
	Bank of America N.A.	Put	1,538	January 2016	37.00	337	(290)
Noble Energy, Inc.	Bank of America N.A.	Put	226	May 2015	42.50	46	(11)
	Bank of America N.A.	Call	339	May 2015	60.00	15	(2)
	Bank of America N.A.	Put	226	August 2015	40.00	56	(27)
Schlumberger Ltd.	Societe Generale Bank	Put	220	May 2015	70.00	77	(4)
	Societe Generale Bank	Put	220	May 2015	80.00	41	(32)
	Societe Generale Bank	Call	605	May 2015	105.00	39	(1)
						$1,910	$(1,058)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2015:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$180,960	$—	$86,944
Consumer Staples	133,522	—	—
Energy	123,843	—	—
Financials	106,385	—	—
Health Care	135,592	—	—
Industrials	115,667	—	—
Information Technology	353,810	—	—
Materials	31,418	—	—
Total Common Stocks	$1,181,197	$—	$86,944
Preferred Stocks	—	2,098	—
Purchased Options	84	1,251	—
Corporate Debt Securities	—	9,200	52,330
United States Government Agency Obligations	—	276	—
Bullion	104,378	—	—
Short-Term Securities	—	133,498	—
Total	$1,285,659	$146,323	$139,274
Futures Contracts	$259	$—	$—
Liabilities
Forward Foreign Currency Contracts	$—	$539	$—
Written Options	$—	$1,058	$—

During the period ended March 31, 2015, securities totaling $218,460 were transferred from Level 2 to Level 1. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 31, 2014.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Debt Securities
Beginning Balance 1-1-15	$92,612	$47,573
Net realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)	(6,269)	—	*
Purchases	601	4,757
Sales	—	—
Amortization/Accretion of premium/discount	—	—
Transfers into Level 3 during the period	—	—
Transfers out of Level 3 during the period	—	—
Ending Balance 3-31-15	$86,944	$52,330
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 3-31-15	$(6,269)	$—	*

Information about Level 3 fair value measurements:

Fair Value at 3-31-15	Valuation Technique(s)	Unobservable Input(s)	Input Value(s)
Assets
Common Stocks	$16,210	Discounted book value	Multiple of book value	1	x
Illiquidity discount	10%
70,734	Discounted cash flows model	Long-term growth rate	2.5%
Weighted average cost of capital	8.2 to 12.3%
Illiquidity discount	10%
Corporate Debt Securities	52,330	Discounted cash flows model	Long-term growth rate	2.5%
Weighted average cost of capital	8.2%
Illiquidity discount	10%

Significant increase in long-term growth rate or multiple of book value inputs could result in a higher fair value measurement. However, significant increase in weighted average cost of capital or illiquidity discount inputs could result in a lower fair value measurement.

During the period ended March 31, 2015, securities totaling $7,147 changed valuation techniques from transaction to discounted cash flows model. The change in valuation techniques is primarily due to the transaction method no longer reflecting current market conditions.

BASIS FOR CONSOLIDATION OF THE ASSET STRATEGY PORTFOLIO

Ivy VIP ASF II, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Asset Strategy Portfolio (referred to as “the Portfolio” in this subsection). Ivy VIP ASF III (SBP), LLC and VIP ASF, LLC (each a “Company”, collectively “the Companies”), Delaware limited liability companies, were incorporated as wholly owned companies acting as investment vehicles for the Portfolio. Each Subsidiary and Company acts as an investment vehicle for the Portfolio, in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information.

The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio, its Subsidiary and the Companies. The consolidated financial statements include the accounts of the Portfolio and its Subsidiary and the Companies. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and its Subsidiary and each Company comprising the entire issued share capital of the Subsidiary and each Company with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary and each Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and each Company and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary and each Company.

See the table below for details regarding the structure, incorporation and relationship as of March 31, 2015 of each Subsidiary and Company to the Portfolio (amounts in thousands).

Subsidiary/Company	Date of Incorporation	Subscription Agreement	Portfolio Net Assets	Subsidiary Net Assets	Percentage of Portfolio Net Assets
Ivy VIP ASF II, Ltd.	1-31-13	4-10-13	$1,569,614	$104,715	6.67%
Ivy VIP ASF III (SBP), LLC	4-9-13	4-23-13	1,569,614	35,376	2.25
VIP ASF, LLC	12-10-12	12-18-12	1,569,614	15,996	1.02

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

OTC = Over the Counter

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at March 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,519,188
Gross unrealized appreciation	125,310
Gross unrealized depreciation	(73,242)
Net unrealized appreciation	$52,068

SCHEDULE OF INVESTMENTS Balanced (in thousands)	MARCH 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel Retail – 2.5%
Limited Brands, Inc.	114	$10,702

Cable & Satellite – 2.1%
Comcast Corp., Class A	91	5,128
Time Warner Cable, Inc.	25	3,762

		8,890

Casinos & Gaming – 1.0%
Las Vegas Sands, Inc.	75	4,106

Department Stores – 0.8%
Kohl’s Corp.	44	3,443

Home Improvement Retail – 1.7%
Home Depot, Inc. (The)	64	7,248

Hotels, Resorts & Cruise Lines – 2.4%
Carnival Corp.	122	5,851
Hyatt Hotels Corp., Class A (A)	72	4,264

		10,115

Internet Retail – 1.1%
Amazon.com, Inc. (A)	12	4,614

Motorcycle Manufacturers – 1.1%
Harley-Davidson, Inc.	76	4,628

Movies & Entertainment – 1.4%
Twenty-First Century Fox, Inc.	175	5,747

Restaurants – 1.2%
McDonald’s Corp.	51	4,979

Specialty Stores – 1.2%
Ulta Salon, Cosmetics & Fragrance, Inc. (A)	33	4,948

Total Consumer Discretionary – 16.5%		69,420
Consumer Staples

Brewers – 1.2%
Anheuser-Busch InBev S.A. ADR	41	4,986

Distillers & Vintners – 2.0%
Brown-Forman Corp., Class B	28	2,498
Constellation Brands, Inc. (A)	52	6,008

		8,506

Packaged Foods & Meats – 1.2%
Mead Johnson Nutrition Co.	48	4,866

Total Consumer Staples – 4.4%		18,358
Energy

Oil & Gas Exploration & Production – 1.8%
ConocoPhillips	69	4,277
Noble Energy, Inc.	65	3,159

		7,436

Oil & Gas Refining & Marketing – 1.0%
Phillips 66	54	4,209

Oil & Gas Storage & Transportation – 1.6%
Plains GP Holdings L.P., Class A	100	2,843
Regency Energy Partners L.P.	171	3,899

		6,742

Total Energy – 4.4%		18,387
Financials

Asset Management & Custody Banks – 1.4%
Northern Trust Corp.	84	5,851

Consumer Finance – 1.2%
American Express Co.	66	5,148

Multi-Line Insurance – 1.2%
American International Group, Inc.	94	5,150

Other Diversified Financial Services – 3.1%
Citigroup, Inc.	117	6,028
JPMorgan Chase & Co.	112	6,797

		12,825

Regional Banks – 2.1%
PNC Financial Services Group, Inc. (The)	94	8,765

Specialized REITs – 1.0%
Crown Castle International Corp.	52	4,300

Total Financials – 10.0%		42,039

Health Care

Biotechnology – 0.8%
Biogen, Inc. (A)	8	3,209

Pharmaceuticals – 7.0%
Actavis plc (A)	21	6,161
GlaxoSmithKline plc ADR	113	5,197
Johnson & Johnson	61	6,106
Shire Pharmaceuticals Group plc ADR	24	5,695
Teva Pharmaceutical Industries Ltd. ADR	100	6,211

		29,370

Total Health Care – 7.8%		32,579
Industrials

Aerospace & Defense – 4.0%
Boeing Co. (The)	50	7,444
Lockheed Martin Corp.	19	3,917
Precision Castparts Corp.	25	5,250

		16,611

Construction Machinery & Heavy Trucks – 0.7%
Cummins, Inc.	23	3,175

Electrical Components & Equipment – 1.4%
Rockwell Automation, Inc.	50	5,834

Industrial Conglomerates – 0.5%
General Electric Co.	84	2,087

Railroads – 2.0%
Union Pacific Corp.	77	8,340

Total Industrials – 8.6%		36,047
Information Technology

Application Software – 1.2%
Autodesk, Inc. (A)	84	4,932

Data Processing & Outsourced Services – 2.7%
Alliance Data Systems Corp. (A)	20	6,043
FleetCor Technologies, Inc. (A)	36	5,388

		11,431

IT Consulting & Other Services – 1.7%
Cognizant Technology Solutions Corp., Class A (A)	113	7,031

Semiconductor Equipment – 1.4%
Applied Materials, Inc.	264	5,945

Semiconductors – 3.5%
Broadcom Corp., Class A	109	4,719
Microchip Technology, Inc.	95	4,631
Texas Instruments, Inc.	96	5,513

		14,863

Technology Hardware, Storage & Peripherals – 1.8%
Apple, Inc.	61	7,627

Total Information Technology – 12.3%		51,829
Materials

Diversified Chemicals – 2.4%
Dow Chemical Co. (The)	86	4,126
PPG Industries, Inc.	26	5,909

		10,035

Industrial Gases – 0.8%
Praxair, Inc.	28	3,393

Total Materials – 3.2%		13,428

TOTAL COMMON STOCKS – 67.2%		$282,087
(Cost: $207,638)

PREFERRED STOCKS
Financials

Reinsurance – 0.6%
WMI Holdings Corp., Class B, 3.000%, Convertible (A)	3	2,530

Total Financials – 0.6%		2,530

TOTAL PREFERRED STOCKS – 0.6%		$2,530
(Cost: $2,500)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary

Apparel Retail – 0.3%
Limited Brands, Inc.:
6.900%, 7–15–17	$250	276
6.625%, 4–1–21	460	527
5.625%, 2–15–22	414	455

		1,258

Auto Parts & Equipment – 0.1%
Delphi Corp., 5.000%, 2–15–23	411	441

Automobile Manufacturers – 0.4%
Toyota Motor Credit Corp., 2.000%, 10–24–18	400	408
Volkswagen Group of America, Inc., 2.125%, 5–23–19 (B)	1,250	1,258

		1,666

Broadcasting – 0.0%
Discovery Communications LLC, 3.300%, 5–15–22	200	201

Cable & Satellite – 0.4%
Pearson Funding Five plc, 3.250%, 5–8–23 (B)	300	299
Viacom, Inc.:
2.500%, 9–1–18	100	102
2.200%, 4–1–19	700	700
2.750%, 12–15–19	500	508

		1,609

Distributors – 0.1%
LKQ Corp., 4.750%, 5–15–23	282	276

General Merchandise Stores – 0.1%
Dollar General Corp.:
4.125%, 7–15–17	100	105
1.875%, 4–15–18	250	247

		352

Homebuilding – 0.3%
LGI Homes, Inc., Convertible, 4.250%, 11–15–19 (B)	550	566
Toll Brothers Finance Corp., 4.375%, 4–15–23	500	505

		1,071

Hotels, Resorts & Cruise Lines – 0.1%
Hyatt Hotels Corp., 3.375%, 7–15–23	250	253

Internet Retail – 0.1%
Amazon.com, Inc., 2.600%, 12–5–19	450	461

Movies & Entertainment – 0.2%
News American, Inc., 3.000%, 9–15–22	1,000	1,012

Total Consumer Discretionary – 2.1%		8,600
Consumer Staples

Brewers – 0.2%
Heineken N.V., 1.400%, 10–1–17 (B)	250	251
SABMiller Holdings, Inc., 2.200%, 8–1–18 (B)	500	506

		757

Distillers & Vintners – 0.2%
Beam, Inc., 1.750%, 6–15–18	250	250
Brown–Forman Corp., 1.000%, 1–15–18	500	494

		744

Drug Retail – 0.1%
Walgreens Boots Alliance, Inc., 2.700%, 11–18–19	300	307

Food Distributors – 0.2%
Campbell Soup Co., 2.500%, 8–2–22	700	683
ConAgra Foods, Inc., 1.900%, 1–25–18	200	200

		883

Household Products – 0.1%
Church & Dwight Co., Inc., 2.875%, 10–1–22	250	250

Personal Products – 0.1%
Estee Lauder Co., Inc. (The), 2.350%, 8–15–22	600	588

Total Consumer Staples – 0.9%		3,529

Energy

Oil & Gas Drilling – 0.1%
Transocean, Inc., 2.500%, 10–15–17	500	459

Oil & Gas Equipment & Services – 0.1%
National Oilwell Varco, Inc., 1.350%, 12–1–17	250	248

Oil & Gas Exploration & Production – 1.5%
BP Capital Markets plc, 2.315%, 2–13–20	500	504
BP Capital Markets plc (GTD by BP plc), 2.241%, 9–26–18	400	407
ConocoPhillips, 1.050%, 12–15–17	400	398
Devon Energy Corp., 2.250%, 12–15–18	500	505
ONEOK Partners L.P., 3.200%, 9–15–18	750	759
Stone Energy Corp., Convertible, 1.750%, 3–1–17	1,600	1,442
Whiting Petroleum Corp., Convertible, 1.250%, 4–1–20 (B)	2,100	2,217

		6,232

Oil & Gas Storage & Transportation – 0.7%
Buckeye Partners L.P., 2.650%, 11–15–18	400	400
Hornbeck Offshore Services, Inc., Convertible, 1.500%, 9–1–19	1,575	1,266
Kinder Morgan Energy Partners L.P., 2.650%, 2–1–19	500	500
Williams Partners L.P., 3.600%, 3–15–22	1,000	994

		3,160

Total Energy – 2.4%		10,099
Financials

Asset Management & Custody Banks – 0.8%
Ares Capital Corp.:
4.875%, 11–30–18	1,200	1,262
3.875%, 1–15–20	1,950	1,984

		3,246

Consumer Finance – 1.3%
American Express Co., 4.900%, 12–29–49	700	710
American Express Credit Corp., 2.125%, 7–27–18	100	102
American Honda Finance Corp., 2.125%, 10–10–18	150	153
Capital One Bank USA N.A.:
2.150%, 11–21–18	500	504
2.250%, 2–13–19	1,000	1,005
Capital One N.A., 2.400%, 9–5–19	650	653
Charles Schwab Corp. (The), 2.200%, 7–25–18	300	305
Hyundai Capital America, 2.875%, 8–9–18 (B)	250	258
Intercontinental Exchange Group, Inc., 2.500%, 10–15–18	100	103
SLM Corp., 4.875%, 6–17–19	500	499
Total System Services, Inc., 2.375%, 6–1–18	1,100	1,106

		5,398

Diversified Banks – 5.3%
ABN AMRO Bank N.V., 2.500%, 10–30–18 (B)	800	817
Banco Hipotecario Nacional:
7.916%, 7–25–09 (B)(C)	17	—	*
8.000%, 3–31–11 (B)(C)	4	—
Bank of America Corp.:
2.000%, 1–11–18	400	403
8.000%, 12–29–49	1,452	1,559
Bank of New York Mellon Corp. (The), 2.100%, 1–15–19	500	506
Bank of Nova Scotia (The):
1.450%, 4–25–18	500	499
2.050%, 10–30–18	200	203
Barclays Bank plc, 2.500%, 2–20–19	400	408
BNP Paribas S.A.:
2.450%, 3–17–19	900	920
5.186%, 6–29–49 (B)	1,350	1,357
Commonwealth Bank of Australia, 2.250%, 3–13–19	1,350	1,368
DBS Group Holdings Ltd., 2.246%, 7–16–19 (B)	1,000	1,011
ING Bank N.V.:
2.500%, 10–1–19 (B)	1,100	1,117
2.450%, 3–16–20 (B)	800	810
KeyBank N.A., 2.500%, 12–15–19	500	510
Lloyds Bank plc, 2.350%, 9–5–19	600	607
Mizuho Bank Ltd., 2.650%, 9–25–19 (B)	1,300	1,325
National Australia Bank Ltd., 2.400%, 12–9–19 (B)	1,250	1,272
Rabobank Capital Funding Trust III (GTD by Rabobank Nederland), 5.254%, 12–31–49 (B)	1,500	1,558

Skandinaviska Enskilda Banken AB, 2.375%, 3–25–19 (B)	1,000	1,015
Societe Generale S.A., 5.922%, 4–29–49 (B)	1,000	1,044
Sumitomo Mitsui Banking Corp.,
2.450%, 1–16–20	600	607
Swedbank AB (publ),
1.750%, 3–12–18 (B)	300	301
UBS Preferred Funding Trust V,
6.243%, 5–29–49	1,250	1,302
Wells Fargo & Co.:
1.500%, 1–16–18	250	251
2.150%, 1–15–19	500	508
Westpac Banking Corp.,
2.250%, 7–30–18	1,000	1,021

		22,299

Investment Banking & Brokerage – 0.9%
BGC Partners, Inc.,
5.375%, 12–9–19	500	510
Credit Suisse Group Funding (Guernsey) Ltd.,
2.750%, 3–26–20 (B)	500	503
Goldman Sachs Group, Inc. (The):
2.900%, 7–19–18	450	465
2.625%, 1–31–19	1,000	1,022
2.600%, 4–23–20	800	809
Morgan Stanley,
2.125%, 4–25–18	500	505

		3,814

Life & Health Insurance – 0.2%
AIA Group Ltd.,
2.250%, 3–11–19 (B)	800	805

Mortgage REITs – 0.3%
Mubadala GE Capital,
3.000%, 11–10–19 (B)	1,250	1,246

Multi-Line Insurance – 0.1%
American International Group, Inc.,
2.300%, 7–16–19	300	304

Other Diversified Financial Services – 2.9%
Citigroup, Inc.:
3.875%, 2–19–19	1,000	990
2.550%, 4–8–19	2,050	2,090
2.400%, 2–18–20	1,500	1,505
5.800%, 11–29–49	1,400	1,403
Daimler Finance North America LLC,
2.375%, 8–1–18 (B)	150	154
Fidelity National Financial, Inc.,
6.600%, 5–15–17	800	874
Fifth Street Finance Corp.,
4.875%, 3–1–19	1,300	1,339
JPMorgan Chase & Co.,
7.900%, 4–29–49	500	538
Moody’s Corp.,
2.750%, 7–15–19	250	256
MUFG Americas Holdings Corp.,
2.250%, 2–10–20	750	751
PennantPark Investment Corp.,
4.500%, 10–1–19	1,650	1,677
Total Capital,
2.125%, 8–10–18	300	306
Total Capital Canada Ltd.,
1.450%, 1–15–18	200	201

		12,084

Property & Casualty Insurance – 0.1%
Berkshire Hathaway Finance Corp.,
2.000%, 8–15–18	250	256
Berkshire Hathaway, Inc.,
1.550%, 2–9–18	250	253

		509

Regional Banks – 0.4%
BB&T Corp.,
1.450%, 1–12–18	300	300
PNC Bank N.A.,
2.200%, 1–28–19	750	760
SunTrust Banks, Inc.:
2.350%, 11–1–18	500	508
5.625%, 12–29–49	400	408

		1,976

Specialized REITs – 1.1%
Air Lease Corp.,
3.750%, 2–1–22	600	610
Aircastle Ltd.,
5.125%, 3–15–21	1,626	1,699
CNL Lifestyles Properties, Inc.,
7.250%, 4–15–19	1,626	1,659
Crown Castle International Corp.,
5.250%, 1–15–23	623	654

		4,622

Thrifts & Mortgage Finance – 0.1%
Walter Investment Management Corp., Convertible,
4.500%, 11–1–19	650	505

Total Financials – 13.5%		56,808
Health Care

Biotechnology – 0.3%
Amgen, Inc.,
2.200%, 5–22–19	1,300	1,317

Health Care Equipment – 0.3%
Mallinckrodt International Finance S.A.,
3.500%, 4–15–18	250	246
Medtronic, Inc.,
2.500%, 3–15–20 (B)	500	511
Zimmer Holdings, Inc.,
2.700%, 4–1–20	350	355

		1,112

Health Care Services – 0.1%
Quest Diagnostics, Inc.,
2.500%, 3–30–20	500	501

Health Care Supplies – 0.6%
C.R. Bard, Inc.,
1.375%, 1–15–18	500	497
Cardinal Health, Inc.,
2.400%, 11–15–19	700	708
Express Scripts Holding Co.,
2.250%, 6–15–19	1,500	1,507

		2,712

Managed Health Care – 0.4%
Aetna, Inc.,
2.200%, 3–15–19	800	809
WellPoint, Inc.,
1.875%, 1–15–18	1,000	1,007

		1,816

Pharmaceuticals – 0.6%
Forest Laboratories, Inc.,
5.000%, 12–15–21 (B)	1,258	1,399
Perrigo Co. Ltd.,
2.300%, 11–8–18	945	954

		2,353

Total Health Care – 2.3%		9,811
Industrials

Aerospace & Defense – 0.6%
General Dynamics Corp.,
1.000%, 11–15–17	500	500
Northrop Grumman Corp.,
1.750%, 6–1–18	250	250
TransDigm Group, Inc.,
7.500%, 7–15–21	1,626	1,748

		2,498

Environmental & Facilities Services – 0.1%
Ecolab, Inc.,
1.450%, 12–8–17	500	500

Industrial Machinery – 0.5%
Eaton Corp.,
1.500%, 11–2–17	1,940	1,947

Railroads – 0.1%
Kansas City Southern de Mexico S.A. de C.V.,
2.350%, 5–15–20	300	296
Union Pacific Corp.,
2.250%, 2–15–19	250	256

		552

Trucking – 0.1%
Ryder System, Inc.:
2.450%, 11–15–18	100	102
2.350%, 2–26–19	400	402

		504

Total Industrials – 1.4%		6,001
Information Technology

Data Processing & Outsourced Services – 0.1%
Fidelity National Information Services, Inc.,
2.000%, 4–15–18	250	251

IT Consulting & Other Services – 0.4%
iGATE Corp.,
4.750%, 4–15–19	1,626	1,636

Semiconductors – 0.4%
Broadcom Corp.,
2.700%, 11–1–18	250	258
Micron Technology, Inc.,
5.500%, 2–1–25 (B)	1,626	1,638

		1,896

Systems Software – 0.3%
CA, Inc.,
2.875%, 8–15–18	150	154
Oracle Corp.,
2.250%, 10–8–19	1,200	1,224

		1,378

Total Information Technology – 1.2%		5,161
Materials

Diversified Metals & Mining – 0.3%
Anglo American plc,
4.125%, 4–15–21 (B)	500	515
BHP Billiton Finance (USA) Ltd. (GTD by BHP Billiton plc and BHP Billiton Ltd.),
2.050%, 9–30–18	100	102

Freeport-McMoRan Copper & Gold, Inc.,
2.375%, 3–15–18	150	149
Glencore Funding LLC,
3.125%, 4–29–19 (B)	500	511
Teck Resources,
3.000%, 3–1–19	100	100

		1,377

Fertilizers & Agricultural Chemicals – 0.2%
Monsanto Co.,
2.125%, 7–15–19	600	608

Industrial Gases – 0.3%
Airgas, Inc.,
1.650%, 2–15–18	500	498
Praxair, Inc.:
1.250%, 11–7–18	400	397
3.000%, 9–1–21	500	522

		1,417

Metal & Glass Containers – 0.1%
BlueScope Steel (Finance) Ltd. and BlueScope Steel Finance (USA) LLC,
7.125%, 5–1–18 (B)	300	310

Specialty Chemicals – 0.1%
Albemarle Corp. (GTD by Albemarle Holdings Corp. and Albemarle Holdings II Corp.),
3.000%, 12–1–19	150	152
RPM International, Inc.,
3.450%, 11–15–22	250	249

		401

Total Materials – 1.0%		4,113
Telecommunication Services

Integrated Telecommunication Services – 0.5%
AT&T, Inc.,
2.300%, 3–11–19	2,050	2,070
Verizon Communications, Inc.,
2.625%, 2–21–20	107	109

		2,179

Wireless Telecommunication Service – 0.1%
American Tower Corp.,
4.700%, 3–15–22	195	209
Virgin Media Finance plc,
4.875%, 2–15–22	200	191

		400

Total Telecommunication Services – 0.6%		2,579
Utilities

Electric Utilities – 0.2%
Electricite de France S.A.,
2.150%, 1–22–19 (B)	500	507
PPL Energy Supply LLC,
4.600%, 12–15–21	100	92
Southern Co. (The),
2.450%, 9–1–18	150	154

		753

Gas Utilities – 0.1%
Sempra Energy,
2.400%, 3–15–20	500	506

Multi-Utilities – 0.1%
Dominion Resources, Inc.,
2.500%, 12–1–19	500	508

Renewable Electricity – 0.4%
Canadian Solar, Inc., Convertible,
4.250%, 2–15–19	1,400	1,459

Total Utilities – 0.8%		3,226

TOTAL CORPORATE DEBT SECURITIES – 26.2%		$109,927
(Cost: $108,105)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 0.7%
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.000%, 9–1–17	54	56
5.000%, 1–1–18	24	25
5.500%, 4–1–18	2	2
5.000%, 5–1–18	18	19
4.500%, 7–1–18	334	350
6.500%, 10–1–28	117	136
6.500%, 2–1–29	67	77
7.500%, 4–1–31	75	88
7.000%, 7–1–31	84	100
7.000%, 9–1–31	151	181
6.500%, 2–1–32	312	375
7.000%, 2–1–32	199	235
7.000%, 3–1–32	77	93
7.000%, 7–1–32	126	147
6.000%, 9–1–32	572	663
5.500%, 5–1–33	145	164
5.500%, 6–1–33	90	102
U.S. Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust 1997-A, Class 3-A,
8.293%, 12–15–26	47	57

		2,870

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.7%		$2,870
(Cost: $2,537)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 0.4%
U.S. Treasury Notes:
0.625%, 2–15–17	200	200
0.625%, 5–31–17	1,500	1,500

		1,700

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 0.4%		$1,700
(Cost: $1,684)

SHORT-TERM SECURITIES
Commercial Paper(D) – 4.5%
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB),
0.110%, 5–7–15	4,000	4,000
Mondelez International, Inc.,
0.430%, 4–1–15	5,132	5,132
NBCUniversal Enterprise, Inc.,
0.500%, 4–9–15	5,000	4,999
Sherwin-Williams Co. (The),
0.210%, 4–2–15	5,000	5,000

		19,131

Master Note – 0.9%
Toyota Motor Credit Corp.,
0.130%, 4–1–15 (E)	3,636	3,636

TOTAL SHORT-TERM SECURITIES – 5.4%		$22,767
(Cost: $22,767)

TOTAL INVESTMENT SECURITIES – 100.5%		$421,881
(Cost: $345,231)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.5)%		(2,129)

NET ASSETS – 100.0%		$419,752

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015 the total value of these securities amounted to $25,081 or 6.0% of net assets.

(C)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(D)	Rate shown is the yield to maturity at March 31, 2015.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2015. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2015:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$282,087	$—	$—
Preferred Stocks	2,530	—	—
Corporate Debt Securities	—	109,927	—	*
United States Government Agency Obligations	—	2,870	—
United States Government Obligations	—	1,700	—
Short-Term Securities	—	22,767	—
Total	$284,617	$137,264	$—

During the period ended March 31, 2015, securities totaling $3,215 were transferred from Level 3 to Level 2 due to increased availability of observable market data due to increased market activity or information for these securities. There were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

REMIC = Real Estate Mortgage Investment Conduit

GTD = Guaranteed

REIT = Real Estate Investment Conduit

For Federal income tax purposes, cost of investments owned at March 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$345,231
Gross unrealized appreciation	80,510
Gross unrealized depreciation	(3,860)
Net unrealized appreciation	$76,650

SCHEDULE OF INVESTMENTS Bond (in thousands)	MARCH 31, 2015 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value
Consumer Discretionary

Apparel Retail – 2.7%
Limited Brands, Inc.:
8.500%, 6–15–19	$3,485	$4,181
7.000%, 5–1–20	1,000	1,152
5.625%, 2–15–22	2,665	2,932

		8,265

Apparel, Accessories & Luxury Goods – 0.3%
Hanesbrands, Inc.,
6.375%, 12–15–20	1,000	1,061

Automobile Manufacturers – 1.2%
General Motors Co.:
3.500%, 10–2–18	1,458	1,494
5.000%, 4–1–35	2,000	2,134

		3,628

Cable & Satellite – 0.8%
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc.:
3.800%, 3–15–22	1,619	1,678
3.950%, 1–15–25	815	840

		2,518

Homebuilding – 1.3%
Toll Brothers Finance Corp.,
4.375%, 4–15–23	4,055	4,096

Internet Retail – 1.6%
Amazon.com, Inc.,
4.800%, 12–5–34	4,370	4,793

Restaurants – 0.6%
McDonald’s Corp.,
5.350%, 3–1–18	1,660	1,851

Total Consumer Discretionary – 8.5%		26,212
Consumer Staples

Brewers – 1.8%
Anheuser-Busch InBev Worldwide, Inc.,
1.375%, 7–15–17	2,000	2,012
SABMiller plc,
6.500%, 7–15–18 (A)	3,000	3,434

		5,446

Drug Retail – 0.3%
Walgreen Co.,
1.800%, 9–15–17	1,000	1,010

Food Retail – 0.8%
Kroger Co. (The),
6.800%, 12–15–18	2,245	2,638

Household Products – 0.9%
Procter & Gamble Co. (The),
8.000%, 9–1–24	2,000	2,796

Packaged Foods & Meats – 0.7%
General Mills, Inc.,
1.400%, 10–20–17	2,200	2,205

Total Consumer Staples – 4.5%		14,095
Energy

Coal & Consumable Fuels – 0.4%
Peabody Energy Corp.,
6.500%, 9–15–20	2,000	1,215

Oil & Gas Equipment & Services – 0.8%
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.),
6.500%, 1–31–19	2,000	2,312

Oil & Gas Exploration & Production – 2.9%
BP Capital Markets plc,
1.674%, 2–13–18	2,250	2,260
ConocoPhillips Co. (GTD by ConocoPhillips),
4.150%, 11–15–34	2,500	2,658
EQT Corp.,
8.125%, 6–1–19	3,494	4,174

		9,092

Oil & Gas Storage & Transportation – 2.1%
Copano Energy LLC and Copano Energy Finance Corp.,
7.125%, 4–1–21	984	1,062
Plains All American Pipeline L.P. and PAA Finance Corp.,
3.600%, 11–1–24	3,000	3,012
Tennessee Gas Pipeline Co.,
7.000%, 3–15–27	2,000	2,431

		6,505

Total Energy – 6.2%		19,124
Financials

Asset Management & Custody Banks – 0.9%
Ares Capital Corp.,
3.875%, 1–15–20	2,780	2,829

Consumer Finance – 1.2%
Discover Financial Services,
3.950%, 11–6–24	2,800	2,880
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.),
3.500%, 7–10–19	800	821

		3,701

Diversified Banks – 3.1%
Bank of America Corp.,
5.650%, 5–1–18	2,000	2,218
Bank of Nova Scotia (The),
1.250%, 4–11–17	2,000	2,005
U.S. Bank N.A.,
1.350%, 1–26–18	2,000	2,008
Wachovia Corp.,
5.750%, 6–15–17	3,000	3,299

		9,530

Investment Banking & Brokerage – 2.1%
Goldman Sachs Group, Inc. (The),
2.375%, 1–22–18	3,250	3,316
Morgan Stanley:
5.950%, 12–28–17	2,000	2,217
3.700%, 10–23–24	1,000	1,042

		6,575

Other Diversified Financial Services – 3.0%
Citigroup, Inc.:
1.300%, 11–15–16	2,000	2,003
2.550%, 4–8–19	1,668	1,700
JPMorgan Chase & Co.,
2.000%, 8–15–17	3,000	3,043
TIAA Asset Management Finance Co. LLC,
4.125%, 11–1–24 (A)	2,400	2,533

		9,279

Regional Banks – 1.0%
PNC Bank N.A.:
1.500%, 2–23–18	1,500	1,505
3.300%, 10–30–24	1,500	1,559

		3,064

Specialized REITs – 1.1%
Aircastle Ltd.,
5.500%, 2–15–22	2,098	2,232
Crown Castle International Corp.,
5.250%, 1–15–23	1,027	1,078

		3,310

Total Financials – 12.4%		38,288
Health Care

Biotechnology – 1.0%
Amgen, Inc.,
1.250%, 5–22–17	2,955	2,952

Health Care Equipment – 1.0%
Medtronic, Inc.,
4.375%, 3–15–35 (A)	2,940	3,211

Pharmaceuticals – 1.4%
Actavis Funding SCS (GTD by Warner Chilcott Ltd., Actavis Capital S.a.r.l. and Actavis, Inc.),
2.350%, 3–12–18	1,200	1,216
Mylan, Inc.:
1.350%, 11–29–16	1,800	1,797
2.550%, 3–28–19	1,300	1,307

		4,320

Total Health Care – 3.4%		10,483
Industrials

Aerospace & Defense – 1.2%
BAE Systems Finance, Inc.,
7.500%, 7–1–27 (A)	1,522	2,085
BAE Systems plc,
3.500%, 10–11–16 (A)	1,700	1,757

		3,842

Airlines – 0.4%
Southwest Airlines Co.,
5.125%, 3–1–17	1,180	1,261

Electrical Components & Equipment – 0.8%
WESCO Distribution, Inc.,
5.375%, 12–15–21	2,375	2,417

Environmental & Facilities Services – 1.6%
Waste Management, Inc.:
6.100%, 3–15–18	2,000	2,258
7.100%, 8–1–26	2,065	2,806

		5,064

Industrial Conglomerates – 1.1%
General Electric Capital Corp.,
5.625%, 9–15–17	3,000	3,317

Railroads – 0.3%
Burlington Northern Santa Fe LLC,
3.400%, 9–1–24	1,000	1,044

Trading Companies & Distributors – 0.7%
HD Supply, Inc.,
5.250%, 12–15–21 (A)	2,007	2,067

Trucking – 0.7%
Penske Truck Leasing Co. L.P.,
2.875%, 7–17–18 (A)	2,000	2,045

Total Industrials – 6.8%		21,057
Information Technology

Data Processing & Outsourced Services – 1.9%
Alliance Data Systems Corp.:
5.250%, 12–1–17 (A)	4,500	4,657
5.375%, 8–1–22 (A)	1,269	1,266

		5,923

Electronic Equipment & Instruments – 1.2%
Xerox Corp.,
6.350%, 5–15–18	3,452	3,904

Electronic Manufacturing Services – 1.2%
Jabil Circuit, Inc.,
8.250%, 3–15–18	3,150	3,646

Internet Software & Services – 0.7%
Alibaba Group Holding Ltd.,
3.600%, 11–28–24 (A)	2,040	2,047

Systems Software – 0.9%
CA, Inc.,
5.375%, 12–1–19	2,580	2,885

Technology Hardware, Storage & Peripherals – 1.3%
Apple, Inc.,
2.500%, 2–9–25	4,000	3,918

Total Information Technology – 7.2%		22,323
Materials

Diversified Chemicals – 0.8%
Dow Chemical Co. (The),
3.500%, 10–1–24	2,500	2,539

Diversified Metals & Mining – 1.4%
Glencore Funding LLC,
3.125%, 4–29–19 (A)	2,500	2,557
Rio Tinto Finance (USA) Ltd.,
3.750%, 9–20–21	1,634	1,723

		4,280

Specialty Chemicals – 0.7%
Methanex Corp.,
5.250%, 3–1–22	1,904	2,063

Total Materials – 2.9%		8,882
Telecommunication Services

Integrated Telecommunication Services – 2.7%
Telefonos de Mexico S.A.B de C.V. (GTD by America Movil S.A.B. de C.V.),
5.500%, 11–15–19	3,500	3,962
Verizon Communications, Inc.,
5.150%, 9–15–23	4,000	4,586

		8,548

Total Telecommunication Services – 2.7%		8,548
Utilities

Electric Utilities – 0.6%
Kansas City Power & Light Co.,
6.375%, 3–1–18	1,500	1,704

Multi–Utilities – 3.9%
Dominion Resources, Inc., Series F,
5.250%, 8–1–33	2,500	2,882
Duke Energy Carolinas LLC,
3.750%, 6–1–45	3,000	3,095
Duke Energy Indiana, Inc.,
3.750%, 7–15–20	3,000	3,271
NorthWestern Corp.,
6.340%, 4–1–19	2,400	2,801

		12,049

Water Utilities – 0.7%
California Water Service Co.,
5.875%, 5–1–19	2,000	2,299

Total Utilities – 5.2%		16,052

TOTAL CORPORATE DEBT SECURITIES – 59.8%		$185,064
(Cost: $178,812)

MORTGAGE-BACKED SECURITIES
Non-Agency REMIC/CMO – 0.1%
MASTR Adjustable Rate Mortgage Trust 2005–1,
2.575%, 3–25–35 (B)	1,784	165
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass–Through Certificates, Series 2004–1,
2.520%, 2–25–34 (B)	423	35
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass–Through Certificates, Series 2004–3AC,
2.397%, 3–25–34 (B)	677	40

		240

TOTAL MORTGAGE-BACKED SECURITIES – 0.1%		$240
(Cost: $2,883)

MUNICIPAL BONDS
Massachusetts – 0.9%
Cmnwlth of MA, Fed Hwy Grant Anticipation Notes (Accelerated Bridge Prog), Ser 2010A,
4.285%, 12–15–18	2,500	2,778

New York – 1.8%
NYC Indl Dev Agy, Rental Rev Bonds (Yankee Stadium Proj), Ser 2009,
11.000%, 3–1–29 (A)	3,800	5,429

TOTAL MUNICIPAL BONDS – 2.7%		$8,207
(Cost: $6,365)

OTHER GOVERNMENT SECURITIES (C)
Canada – 1.1%
Province de Quebec,
7.140%, 2–27–26	2,500	3,476

TOTAL OTHER GOVERNMENT SECURITIES – 1.1%		$3,476
(Cost: $2,817)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 1.5%
Federal National Mortgage Association Agency REMIC/CMO,
1.500%, 4–25–28	4,750	4,736

Mortgage-Backed Obligations – 18.8%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
4.000%, 6–15–26	4,488	4,854
4.000%, 11–15–36	1,120	1,182
4.500%, 9–15–37	784	800
4.500%, 8–15–39	1,340	1,399
5.047%, 7–25–44 (A)(B)	1,150	1,242
4.350%, 12–25–44 (A)(B)	1,000	1,080
3.656%, 10–25–45 (A)(B)	2,000	2,069
3.502%, 11–25–45 (A)(B)	1,000	1,030
4.595%, 11–25–46 (A)(B)	2,055	2,249
4.429%, 7–25–48 (A)(B)	2,350	2,484
4.420%, 12–25–48 (A)(B)	1,000	1,086
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates,
3.000%, 1–1–33	848	880

Federal Home Loan Mortgage Corp. Fixed Rate Pass-Through Certificates:
3.000%, 8–1–28	4,516	4,731
3.500%, 10–1–28	4,928	5,259
Federal National Mortgage Association Agency REMIC/CMO:
3.000%, 2–25–25	3,618	3,818
5.500%, 11–25–36 (D)	1,533	273
5.500%, 4–25–37	759	819
4.500%, 6–25–40	821	878
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
4.513%, 12–1–19	7,238	8,068
5.500%, 10–1–21	1,283	1,387
6.000%, 7–1–22	914	1,010
6.000%, 9–1–22	1,449	1,587
3.000%, 7–1–28	4,291	4,498
5.500%, 2–1–35	971	1,112
Government National Mortgage Association Agency REMIC/CMO:
2.000%, 3–16–42	4,526	4,473
0.366%, 6–17–45 (B)(D)	90	1

		58,269

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 20.3%		$63,005
(Cost: $63,270)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 9.7%
U.S. Treasury Bonds,
3.000%, 11–15–44	11,300	12,383
U.S. Treasury Notes:
3.125%, 1–31–17	6,000	6,284
2.750%, 2–28–18	6,000	6,323
2.000%, 2–15–23	5,000	5,081

		30,071

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 9.7%		$30,071
(Cost: $30,263)

SHORT-TERM SECURITIES
Commercial Paper(E) – 3.4%
J.M. Smucker Co. (The),
0.280%, 4–1–15	4,707	4,707
Northern Illinois Gas Co.,
0.380%, 4–14–15	6,000	5,999

		10,706

Master Note – 1.8%
Toyota Motor Credit Corp.,
0.130%, 4–1–15 (F)	5,427	5,427

TOTAL SHORT-TERM SECURITIES – 5.2%		$16,133
(Cost: $16,133)

TOTAL INVESTMENT SECURITIES – 98.9%		$306,196
(Cost: $300,543)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.1%		3,500

NET ASSETS – 100.0%		$309,696

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015 the total value of these securities amounted to $44,328 or 14.3% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2015.

(C)	Other Government Securities include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(D)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(E)	Rate shown is the yield to maturity at March 31, 2015.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2015. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$185,064	$—
Mortgage-Backed Securities	—	240	—
Municipal Bonds	—	8,207	—
Other Government Securities	—	3,476	—
United States Government Agency Obligations	—	63,005	—
United States Government Obligations	—	30,071	—
Short-Term Securities	—	16,133	—

Total	$—	$306,196	$—

During the period ended March 31, 2015, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at March 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$300,543
Gross unrealized appreciation	10,714
Gross unrealized depreciation	(5,061)
Net unrealized appreciation	$5,653

SCHEDULE OF INVESTMENTS Core Equity (in thousands)	MARCH 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 0.7%
Polo Ralph Lauren Corp.	28	$3,669

Auto Parts & Equipment – 2.0%
Delphi Automotive plc	127	10,143

Automobile Manufacturers – 1.5%
Ford Motor Co.	464	7,481

Broadcasting – 2.0%
CBS Corp., Class B	163	9,870

Cable & Satellite – 5.5%
Charter Communications, Inc., Class A (A)	42	8,117
Comcast Corp., Class A	177	9,990
Time Warner Cable, Inc.	64	9,532

		27,639

General Merchandise Stores – 2.6%
Dollar General Corp.	173	13,011

Home Improvement Retail – 2.2%
Home Depot, Inc. (The)	99	11,190

Hotels, Resorts & Cruise Lines – 1.6%
Hilton Worldwide Holdings, Inc. (A)	269	7,953

Internet Retail – 1.2%
Amazon.com, Inc. (A)	17	6,177

Motorcycle Manufacturers – 1.0%
Harley-Davidson, Inc.	84	5,092

Restaurants – 1.3%
Starbucks Corp.	68	6,440

Total Consumer Discretionary – 21.6%		108,665
Consumer Staples

Brewers – 2.3%
Anheuser-Busch InBev S.A. ADR	94	11,460

Hypermarkets & Super Centers – 2.4%
Costco Wholesale Corp.	78	11,827

Packaged Foods & Meats – 1.0%
Kraft Foods Group, Inc.	60	5,183

Tobacco – 1.7%
Philip Morris International, Inc.	115	8,653

Total Consumer Staples – 7.4%		37,123
Energy

Oil & Gas Exploration & Production – 3.3%
Cabot Oil & Gas Corp.	258	7,607
EOG Resources, Inc.	16	1,485
Noble Energy, Inc.	156	7,632

		16,724

Oil & Gas Refining & Marketing – 1.1%
Phillips 66	68	5,347

Oil & Gas Storage & Transportation – 1.8%
MarkWest Energy Partners L.P.	140	9,274

Total Energy – 6.2%		31,345
Financials

Consumer Finance – 1.6%
Capital One Financial Corp.	99	7,835

Multi-Line Insurance – 1.7%
American International Group, Inc.	158	8,651

Other Diversified Financial Services – 4.1%
Citigroup, Inc.	403	20,773

Total Financials – 7.4%		37,259
Health Care

Biotechnology – 4.1%
Alexion Pharmaceuticals, Inc. (A)	52	8,960
Biogen, Inc. (A)	12	5,236
Celgene Corp. (A)	54	6,190

		20,386

Health Care Equipment – 3.1%
Medtronic, Inc. (A)	198	15,403

Managed Health Care – 2.5%
Humana, Inc.	72	12,826

Pharmaceuticals – 12.0%
Actavis plc (A)	53	15,744
Bristol-Myers Squibb Co.	202	13,035
Shire Pharmaceuticals Group plc ADR	64	15,195
Teva Pharmaceutical Industries Ltd. ADR	267	16,622

		60,596

Total Health Care – 21.7%		109,211
Industrials

Aerospace & Defense – 1.0%
Boeing Co. (The)	34	5,058

Railroads – 6.1%
Canadian Pacific Railway Ltd.	69	12,541
Kansas City Southern	91	9,258
Union Pacific Corp.	81	8,795

		30,594

Total Industrials – 7.1%		35,652
Information Technology

Application Software – 3.9%
Adobe Systems, Inc. (A)	163	12,060
Autodesk, Inc. (A)	131	7,705

		19,765

Data Processing & Outsourced Services – 4.4%
Alliance Data Systems Corp. (A)	27	7,954
MasterCard, Inc., Class A	164	14,176

		22,130

Internet Software & Services – 1.4%
Google, Inc., Class A (A)	13	7,211

IT Consulting & Other Services – 2.1%
Cognizant Technology Solutions Corp., Class A (A)	168	10,475

Semiconductor Equipment – 4.2%
Applied Materials, Inc.	923	20,821

Semiconductors – 2.5%
Texas Instruments, Inc.	221	12,643

Systems Software – 1.9%
Microsoft Corp.	239	9,721

Total Information Technology – 20.4%		102,766
Materials

Diversified Chemicals – 1.6%
PPG Industries, Inc.	36	8,142

Industrial Gases – 2.0%
Air Products and Chemicals, Inc.	68	10,257

Total Materials – 3.6%		18,399
Telecommunication Services

Alternative Carriers – 1.6%
Level 3 Communications, Inc. (A)	151	8,108

Wireless Telecommunication Service – 2.0%
American Tower Corp., Class A	109	10,300

Total Telecommunication Services – 3.6%		18,408

TOTAL COMMON STOCKS – 99.0%		$498,828
(Cost: $413,822)

SHORT-TERM SECURITIES	Principal

Master Note – 0.5%
Toyota Motor Credit Corp.,
0.130%, 4–1–15 (B)	$2,561	2,561

TOTAL SHORT-TERM SECURITIES – 0.5%		$2,561
(Cost: $2,561)

TOTAL INVESTMENT SECURITIES – 99.5%		$501,389
(Cost: $416,383)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%		2,566

NET ASSETS – 100.0%		$503,955

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2015. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$498,828	$—	$—
Short-Term Securities	—	2,561	—
Total	$498,828	$2,561	$—

During the period ended March 31, 2015, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at March 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$416,383
Gross unrealized appreciation	92,083
Gross unrealized depreciation	(7,077)
Net unrealized appreciation	$85,006

SCHEDULE OF INVESTMENTS Dividend Opportunities (in thousands)	MARCH 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Advertising – 1.7%
Omnicom Group, Inc.	114	$8,913

Apparel Retail – 2.0%
Limited Brands, Inc.	108	10,136

Automobile Manufacturers – 1.1%
Ford Motor Co.	339	5,479

Cable & Satellite – 3.2%
Comcast Corp., Class A	174	9,846
Time Warner Cable, Inc.	44	6,527

		16,373

Casinos & Gaming – 0.8%
Wynn Resorts Ltd.	34	4,296

Consumer Electronics – 1.1%
Garmin Ltd.	125	5,921

Home Improvement Retail – 1.9%
Home Depot, Inc. (The)	85	9,646

Restaurants – 2.0%
McDonald’s Corp.	105	10,192

Total Consumer Discretionary – 13.8%		70,956
Consumer Staples

Brewers – 2.4%
Anheuser-Busch InBev S.A. ADR	102	12,386

Packaged Foods & Meats – 1.0%
Mead Johnson Nutrition Co.	51	5,137

Tobacco – 1.6%
Philip Morris International, Inc.	108	8,121

Total Consumer Staples – 5.0%		25,644
Energy

Integrated Oil & Gas – 1.2%
Occidental Petroleum Corp.	85	6,234

Oil & Gas Storage & Transportation – 4.6%
Energy Transfer Equity L.P.	166	10,521
MarkWest Energy Partners L.P.	154	10,206
Plains GP Holdings L.P., Class A	98	2,784

		23,511

Total Energy – 5.8%		29,745
Financials

Diversified Banks – 2.4%
Wells Fargo & Co.	229	12,447

Industrial REITs – 1.4%
ProLogis	161	7,004

Other Diversified Financial Services – 5.8%
Citigroup, Inc.	300	15,441
JPMorgan Chase & Co.	242	14,667

		30,108

Property & Casualty Insurance – 2.0%
ACE Ltd.	90	10,084

Regional Banks – 1.8%
PNC Financial Services Group, Inc. (The)	99	9,273

Specialized REITs – 2.0%
Crown Castle International Corp.	128	10,569

Total Financials – 15.4%		79,485
Health Care

Health Care Equipment – 3.3%
Medtronic plc	214	16,702

Pharmaceuticals – 13.0%
Bristol-Myers Squibb Co.	258	16,631
Johnson & Johnson	95	9,512
Merck & Co., Inc.	145	8,349
Pfizer, Inc.	418	14,549
Teva Pharmaceutical Industries Ltd. ADR	290	18,073

		67,114

Total Health Care – 16.3%		83,816
Industrials

Aerospace & Defense – 4.9%
Boeing Co. (The)	75	11,188
Honeywell International, Inc.	134	13,936

		25,124

Commercial Printing – 1.7%
Corrections Corp. of America	222	8,942

Construction Machinery & Heavy Trucks – 0.9%
Caterpillar, Inc.	59	4,697

Industrial Machinery – 2.6%
Eaton Corp.	197	13,371

Railroads – 2.1%
Union Pacific Corp.	99	10,684

Research & Consulting Services – 1.5%
Nielsen Holdings N.V.	180	8,034

Total Industrials – 13.7%		70,852
Information Technology

Data Processing & Outsourced Services – 1.5%
Paychex, Inc.	156	7,715

Semiconductor Equipment – 3.2%
Applied Materials, Inc.	736	16,596

Semiconductors – 4.8%
Analog Devices, Inc.	144	9,057
Microchip Technology, Inc.	105	5,130
Texas Instruments, Inc.	187	10,702

		24,889

Systems Software – 2.6%
Microsoft Corp. (A)	324	13,162

Technology Hardware, Storage & Peripherals – 3.7%
Apple, Inc. (A)	41	5,114
Seagate Technology	267	13,884

		18,998

Total Information Technology – 15.8%		81,360
Materials

Diversified Chemicals – 3.7%
Dow Chemical Co. (The)	184	8,835
PPG Industries, Inc.	47	10,488

		19,323

Total Materials – 3.7%		19,323
Utilities

Electric Utilities – 1.6%
PPL Corp.	239	8,028

Total Utilities – 1.6%		8,028

TOTAL COMMON STOCKS – 91.1%		$469,209
(Cost: $379,611)

SHORT-TERM SECURITIES	Principal
Commercial Paper(B) – 8.6%
Air Products and Chemicals, Inc., 0.170%, 4–8–15	$8,000	8,000
Bemis Co., Inc., 0.540%, 4–15–15	7,000	6,998
CVS Caremark Corp., 0.470%, 4–27–15	5,000	4,998
Danaher Corp., 0.080%, 4–10–15	2,000	2,000
General Mills, Inc., 0.520%, 4–21–15	10,000	9,997
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.), 0.320%, 4–7–15	5,000	5,000
J.M. Smucker Co. (The), 0.280%, 4–1–15	2,626	2,626
Novartis Finance Corp. (GTD by Novartis AG), 0.100%, 4–9–15	5,000	5,000

		44,619

Master Note – 0.4%
Toyota Motor Credit Corp.,
0.130%, 4–1–15 (C)	1,858	1,858

TOTAL SHORT-TERM SECURITIES – 9.0%		$46,477
(Cost: $46,478)

TOTAL INVESTMENT SECURITIES – 100.1%		$515,686
(Cost: $426,089)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(275)

NET ASSETS – 100.0%		$515,411

Notes to Schedule of Investments

(A)	All or a portion of securities with an aggregate value of $7,041 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(B)	Rate shown is the yield to maturity at March 31, 2015.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2015. Date shown represents the date that the variable rate resets.

The following written options were outstanding at March 31, 2015 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Apple, Inc.	N/A	Call	411	May 2015	$138.00	$71	$(32)
McDonald’s Corp.	N/A	Put	546	May 2015	92.50	61	(30)
						$132	$(62)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2015:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$469,209	$—	$—
Short-Term Securities	—	46,477	—
Total	$469,209	$46,477	$—
Liabilities
Written Options	$32	$30	$—

During the period ended March 31, 2015, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

REIT = Real Estate Investment Trust

OTC = Over The Counter

For Federal income tax purposes, cost of investments owned at March 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$426,089
Gross unrealized appreciation	98,813
Gross unrealized depreciation	(9,216)
Net unrealized appreciation	$89,597

SCHEDULE OF INVESTMENTS Energy (in thousands)	MARCH 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value
Energy

Integrated Oil & Gas – 4.1%
Chevron Corp.	12	$1,213
Exxon Mobil Corp.	20	1,657
Royal Dutch Shell plc, Class A (A)	37	1,112
Suncor Energy, Inc.	45	1,310

		5,292

Oil & Gas Drilling – 2.8%
Helmerich & Payne, Inc.	29	1,998
Patterson-UTI Energy, Inc.	85	1,586

		3,584

Oil & Gas Equipment & Services – 19.3%
Baker Hughes, Inc.	70	4,441
Cameron International Corp. (B)	29	1,286
Core Laboratories N.V.	10	1,019
Dril-Quip, Inc. (B)	16	1,060
FMC Technologies, Inc. (B)	28	1,051
Forum Energy Technologies, Inc. (B)	95	1,862
Halliburton Co.	101	4,410
Schlumberger Ltd.	58	4,802
Superior Energy Services, Inc.	89	1,996
Weatherford International Ltd. (B)	241	2,970

		24,897

Oil & Gas Exploration & Production – 33.8%
Anadarko Petroleum Corp.	33	2,741
Antero Resources Corp. (B)	35	1,227
Cabot Oil & Gas Corp.	59	1,727
Canadian Natural Resources Ltd.	60	1,850
Cimarex Energy Co.	34	3,948
Concho Resources, Inc. (B)	25	2,933
ConocoPhillips	27	1,697
Continental Resources, Inc. (B)	56	2,437
EOG Resources, Inc.	42	3,833
Gulfport Energy Corp. (B)	35	1,607
Laredo Petroleum Holdings, Inc. (B)	51	670
Memorial Resource Development Corp. (B)	77	1,370
Newfield Exploration Co. (B)	61	2,155
Noble Energy, Inc.	49	2,416
Oasis Petroleum LLC (B)	71	1,002
Parsley Energy, Inc., Class A (B)	148	2,368
Pioneer Natural Resources Co.	20	3,205
Rice Energy, Inc. (B)	101	2,206
RSP Permian, Inc. (B)	74	1,853
Southwestern Energy Co. (B)	46	1,055
Whiting Petroleum Corp. (B)	41	1,253

		43,553

Oil & Gas Refining & Marketing – 12.9%
HollyFrontier Corp.	46	1,855
Marathon Petroleum Corp.	32	3,312
Marathon Petroleum Corp. L.P.	35	2,597
Phillips 66	39	3,042
Tesoro Corp.	34	3,131
Valero Energy Corp.	41	2,618

		16,555

Oil & Gas Storage & Transportation – 13.9%
Columbia Pipeline Partners L.P. (B)	56	1,553
Enbridge, Inc.	30	1,465
Energy Transfer Equity L.P.	41	2,623
MarkWest Energy Partners L.P.	31	2,026
Phillips 66 Partners L.P.	39	2,735
Plains GP Holdings L.P., Class A	34	955
Rice Midstream Partners L.P.	40	569
Shell Midstream Partners L.P.	17	669
Targa Resources Corp.	20	1,940
Valero Energy Partners L.P.	23	1,115
Williams Co., Inc. (The)	45	2,294

		17,944

Total Energy – 86.8%		111,825
Financials

Specialized Finance – 2.0%
CME Group, Inc.	27	2,595

Total Financials – 2.0%		2,595
Industrials

Construction & Engineering – 1.0%
Fluor Corp.	23	1,318

Electrical Components & Equipment – 1.1%
SolarCity Corp. (B)	27	1,382

Railroads – 2.1%
Canadian Pacific Railway Ltd.	9	1,717
Kansas City Southern	10	1,011

		2,728

Total Industrials – 4.2%		5,428
Information Technology

Semiconductor Equipment – 0.5%
SolarEdge Technologies, Inc. (B)	28	608

Total Information Technology – 0.5%		608

TOTAL COMMON STOCKS – 93.5%		$120,456
(Cost: $114,952)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 2.3%
National Oilwell Varco, Inc., 0.160%, 5–13–15	$3,000	2,999

Master Note – 4.2%
Toyota Motor Credit Corp., 0.130%, 4–1–15 (D)	5,406	5,406

TOTAL SHORT-TERM SECURITIES – 6.5%		$8,405
(Cost: $8,406)

TOTAL INVESTMENT SECURITIES – 100.0%		$128,861
(Cost: $123,358)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		59

NET ASSETS – 100.0%		$128,920

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Rate shown is the yield to maturity at March 31, 2015.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2015. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2015:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$120,456	$—	$—
Short-Term Securities	—	8,405	—
Total	$120,456	$8,405	$—

During the period ended March 31, 2015, securities totaling $1,238 were transferred from Level 2 to Level 1 due to increased availability of observable market data due to increased market activity or information for these securities.

For Federal income tax purposes, cost of investments owned at March 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$123,358
Gross unrealized appreciation	13,553
Gross unrealized depreciation	(8,050)
Net unrealized appreciation	$5,503

SCHEDULE OF INVESTMENTS Global Bond (in thousands)	MARCH 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares		Value
Brazil

Utilities – 0.7%
Alupar Investimento S.A.		11	$66
Transmissora Alianca de Energia Eletrica S.A.		10	67

			133

Total Brazil – 0.7%			$133
Chile

Utilities – 0.1%
Aguas Andinas S.A.		34	20

Total Chile – 0.1%			$20
Panama

Financials – 1.5%
Banco Latinoamericano de Comercio Exterior S.A.		9	292

Total Panama – 1.5%			$292
United Kingdom

Energy – 1.0%
Royal Dutch Shell plc, Class A		5	141
Seadrill Partners LLC		4	45

			186

Health Care – 0.5%
GlaxoSmithKline plc		4	92

Total United Kingdom – 1.5%			$278
United States

Health Care – 0.9%
Bristol-Myers Squibb Co.		3	162

Information Technology – 0.7%
Intel Corp.		4	129

Utilities – 0.6%
PPL Corp.		4	121

Total United States – 2.2%			$412

TOTAL COMMON STOCKS – 6.0%			$1,135
(Cost: $1,088)

CORPORATE DEBT SECURITIES	Principal
Argentina

Consumer Discretionary – 0.4%
Arcos Dorados Holdings, Inc.
10.250%, 7–13–16(A)	BRL	250	71

Energy – 1.0%
Pan American Energy LLC
7.875%, 5–7–21		$100	104
YPF Sociedad Anonima
8.875%, 12–19–18 (B)		80	83

			187

Industrials – 0.2%
Aeropuertos Argentina 2000 S.A.
10.750%, 12–1–20 (B)		47	49

Total Argentina – 1.6%			$307
Austria

Consumer Staples – 1.1%
JBS Investments GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.)
7.750%, 10–28–20 (B)		200	212

Total Austria – 1.1%			$212
Brazil

Consumer Discretionary – 1.6%
Globo Comunicacoe e Participacoes S.A.
6.250%, 12–20–49 (C)		300	302

Consumer Staples – 1.2%
BFF International Ltd.
7.250%, 1–28–20		100	113
JBS Finance II Ltd.
8.250%, 1–29–18 (B)		100	103

			216

Energy – 0.1%
Lancer Finance Co. (SPV) Ltd.
5.850%, 12–12–16 (B)		25	25

Financials – 1.2%
Banco Bradesco S.A.
4.125%, 5–16–16 (B)		200	205
Banco Cruzeiro do Sul S.A.
7.000%, 7–8–13 (D)		115	19

			224

Industrials – 2.3%
Embraer Overseas Ltd.
6.375%, 1–24–17		225	236
Odebrecht Drilling Norbe VII/IX Ltd.
6.350%, 6–30–21 (B)		106	92
TAM Capital 2, Inc.
9.500%, 1–29–20 (B)		100	104

			432

Materials – 0.5%
Suzano Trading Ltd.
5.875%, 1–23–21(B)		100	101

Total Brazil – 6.9%			$1,300
British Virgin Islands

Energy – 1.0%
QGOG Atlantic/Alaskan Rigs Ltd.
5.250%, 7–30–18 (B)		212	184

Total British Virgin Islands – 1.0%			$184
Cayman Islands

Industrials – 0.8%
Odebrecht Offshore Drilling Finance
6.750%, 10–1–22(B)		186	145

Telecommunication Services – 1.0%
Hutchison Whampoa Ltd.
1.625%, 10–31–17(B)		200	199

Total Cayman Islands – 1.8%			$344
Chile

Industrials – 1.4%
Guanay Finance Ltd.
6.000%, 12–15–20 (B)		250	262

Materials – 1.2%
Inversiones CMPC S.A. (GTD by Empresas CMPC S.A.):
4.750%, 1–19–18 (B)		25	26
4.375%, 5–15–23 (B)		200	204

			230

Total Chile – 2.6%			$492
China

Utilities – 0.5%
China Resources Power Holdings Co. Ltd.
3.750%, 8–3–15		100	101

Total China – 0.5%			$101
Columbia

Energy – 1.3%
Empresas Publicas de Medellin E.S.P.
8.375%, 2–1–21 (A)	COP	274,000	112
Pacific Rubiales Energy Corp.:
5.375%, 1–26–19 (B)		$100	66
7.250%, 12–12–21 (B)		100	66

			244

Financials – 1.1%
Banco de Bogota S.A.
5.000%, 1–15–17 (B)		200	207

Utilities – 0.7%
Emgesa S.A. E.S.P.
8.750%, 1–25–21 (A)	COP	302,000	126

Total Columbia – 3.1%			$577
France

Financials – 1.6%
BNP Paribas S.A.
5.186%, 6–29–49 (B)		$200	201
Societe Generale S.A.
5.922%, 4–29–49 (B)		100	104

			305

Total France – 1.6%			$305
Germany

Industrials – 0.5%
Rearden G Holdings EINS GmbH
7.875%, 3–30–20 (B)		100	88

Total Germany – 0.5%			$88
India

Utilities – 0.5%
Rural Electrification Corp. Ltd.
4.250%, 1–25–16		100	102

Total India – 0.5%			$102
Indonesia

Telecommunication Services – 1.1%
Indosat Palapa Co. B.V.
7.375%, 7–29–20 (B)		200	209

Utilities – 0.6%
Majapahit Holding B.V.
7.750%, 10–17–16		100	108

Total Indonesia – 1.7%			$317

Ireland

Financials – 1.6%
MTS International Funding Ltd.
5.000%, 5–30–23 (B)		350	295

Total Ireland – 1.6%			$295

Luxembourg Energy – 0.9%
Offshore Drilling Holding S.A.
8.375%, 9–20–20 (B)(C)		200	160

Financials – 1.0%
OJSC Russian Agricultural Bank
5.100%, 7–25–18 (B)		200	184

Information Technology – 1.0%
BC Luxco 1 S.A.
7.375%, 1–29–20 (B)		200	197

Materials – 1.6%
Evraz Group S.A.
7.400%, 4–24–17		200	198
Steel Capital S.A.
6.700%, 10–25–17		100	101

			299

Total Luxembourg – 4.5%			$840
Mexico

Consumer Discretionary – 0.4%
Controladora Mabe S.A. de C.V.:
6.500%, 12–15–15 (B)		25	26
6.500%, 12–15–15		50	51

			77

Materials – 3.8%
C5 Capital (SPV) Ltd.
4.552%, 12–29–49 (B)(C)		150	129
CEMEX S.A.B. de C.V.
6.500%, 12–10–19 (B)		550	584

			713

Total Mexico – 4.2%			$790
Netherlands

Consumer Discretionary – 1.1%
VTR Finance B.V.
6.875%, 1–15–24 (B)		200	208

Energy – 0.6%
Petrobras Global Finance (GTD by Petroleo Brasileiro S.A.)
4.875%, 3–17–20		125	112

Materials – 0.9%
Cimpor Financial Operations B.V. (GTD by InterCement Participacoes S.A. and InterCement Brasil S.A.)
5.750%, 7–17–24 (B)		200	165

Telecommunication Services – 0.4%
VimpleCom Holdings B.V.
9.000%, 2–13–18 (A)(B)	RUB	5,000	76

Utilities – 1.1%
Listrindo Capital B.V.
6.950%, 2–21–19 (B)		$200	211

Total Netherlands – 4.1%			$772
Norway

Consumer Discretionary – 1.8%
World Wide Supply A.S.
7.750%, 5–26–17 (B)		400	332

Consumer Staples – 0.5%
Corporacion Pesquera Inca S.A.C.
9.000%, 2–10–17		100	99

Total Norway – 2.3%			$431
Panama

Financials – 1.6%
Banco Latinoamericano de Comercio Exterior S.A.
3.750%, 4–4–17 (B)		300	308

Total Panama – 1.6%			$308
Peru

Financials – 0.5%
InRetail Shopping Malls
5.250%, 10–10–21 (B)		100	102

Total Peru – 0.5%			$102
Russia

Energy – 1.1%
Novatek Finance Ltd.
5.326%, 2–3–16 (B)		200	201

Industrials – 0.9%
SCF Capital Ltd.
5.375%, 10–27–17		200	179

Materials – 1.0%
Uralkali Finance Ltd.
3.723%, 4–30–18 (B)		200	180

Total Russia – 3.0%			$560
Singapore

Consumer Staples – 1.1%
Olam International Ltd.
7.500%, 8–12–20		100	112
Olam International Ltd., Convertible
6.000%, 10–15–16		100	104

			216

Energy – 1.6%
Noble Group Ltd.
4.875%, 8–5–15	100	100
Oro Negro Drilling Pte. Ltd.
7.500%, 1–24–19 (B)	275	198

		298

Telecommunication Services – 1.1%
TBG Global Pte. Ltd.
4.625%, 4–3–18(B)	200	206

Total Singapore – 3.8%		$720
United Arab Emirates

Financials – 1.8%
ICICI Bank Ltd.
3.500%, 3–18–20(B)	325	334

Total United Arab Emirates – 1.8%		$334
United Kingdom

Financials – 4.4%
Barclays plc
8.250%, 12–29–49	200	214
HSBC Holdings plc
5.625%, 12–29–49	200	203
State Bank of India:
3.250%, 4–18–18 (B)	200	205
3.622%, 4–17–19 (B)	200	208

		830

Materials – 0.9%
Vedanta Resources plc
6.000%, 1–31–19 (B)	200	178

Total United Kingdom – 5.3%		$1,008
United States

Consumer Discretionary – 0.2%
B-Corp Merger Sub, Inc.
8.250%, 6–1–19	50	43

Energy – 0.4%
Brand Energy & Infrastructure Services
8.500%, 12–1–21 (B)	80	75

Financials – 3.7%
Aircastle Ltd.
4.625%, 12–15–18	85	88
Citigroup, Inc.
8.400%, 4–29–49	75	85
Daimler Finance North America LLC
2.950%, 1–11–17(B)	200	207
General Motors Financial Co., Inc.
3.000%, 9–25–17	100	102
UBS Preferred Funding Trust V
6.243%, 5–29–49	200	208

		690

Industrials – 0.4%
TransDigm, Inc.
6.000%, 7–15–22	82	82

Information Technology – 1.9%
Alliance Data Systems Corp.
5.250%, 12–1–17 (B)	50	52
iGATE Corp.
4.750%, 4–15–19	300	302

		354

Materials – 0.1%
Hillman Group, Inc. (The)
6.375%, 7–15–22 (B)	25	25

Telecommunication Services – 3.1%
American Tower Corp.
3.400%, 2–15–19	125	129
T-Mobile USA, Inc.
6.000%, 3–1–23	230	236
Verizon Communications, Inc.
2.625%, 2–21–20	214	218

		583

Total United States – 9.8%		$1,852

TOTAL CORPORATE DEBT SECURITIES – 65.4%		$12,341
(Cost: $13,050)

OTHER GOVERNMENT SECURITIES (E)
Argentina – 0.8%
City of Buenos Aires
12.500%, 4–6–15	150	150

Luxembourg – 0.8%
BC Luxco 1 S.A.
7.375%, 1–29–20	150	148

Russia – 1.0%
Russian Federation
3.500%, 1–16–19 (B)	200	192

Venezuela – 2.2%
Corporacion Andina de Fomento:
3.750%, 1–15–16	155	159
1.500%, 8–8–17	250	251

		410

TOTAL OTHER GOVERNMENT SECURITIES – 4.8%		$900
(Cost: $909)

LOANS (C)
United States

Industrials – 1.5%
TransDigm, Inc.
3.750%, 2–28–20	273	272

Materials – 0.5%
BakerCorp International
4.250%, 2–7–20	75	71
EP Minerals LLC
5.500%, 8–20–20	29	29

		100

Total United States – 2.0%		$372

TOTAL LOANS – 2.0%		$372
(Cost: $373)

UNITED STATES GOVERNMENT OBLIGATIONS
United States – 16.6%
U.S. Treasury Notes:
0.875%, 2–28–17	250	252
0.625%, 8–31–17	1,500	1,497
0.750%, 12–31–17 (F)	1,250	1,248
1.750%, 5–15–22	145	145

		3,142

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS –16.6%		$3,142
(Cost: $3,144)

SHORT-TERM SECURITIES
Master Note – 4.1%
Toyota Motor Credit Corp.
0.130%, 4–1–15 (G)	781	781

TOTAL SHORT-TERM SECURITIES – 4.1%		$781
(Cost: $781)

TOTAL INVESTMENT SECURITIES – 98.9%		$18,671
(Cost: $19,345)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.1%		214

NET ASSETS – 100.0%		$18,885

Notes to Schedule of Investments

(A)	Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real, COP - Columbian Peso and RUB - Russian Ruble).

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015 the total value of these securities amounted to $8,173 or 43.3% of net assets.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2015.

(D)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(E)	Other Government Securities include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(F)	All or a portion of securities with an aggregate value of $10 have been pledged as collateral on open futures contracts.

(G)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2015. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at March 31, 2015:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	154	U.S. Dollar	232	4-13-15	Barclays Capital, Inc.	$4	$—

The following futures contracts were outstanding at March 31, 2015 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	Long	6-30-15	2	$258	$3
U.S. Treasury Long Bond	Long	6-30-15	2	328	9

				$586	$12

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,135	$—	$—
Corporate Debt Securities	—	12,341	—
Other Government Securities	—	900	—
Loans	—	272	100
United States Government Obligations	—	3,142	—
Short-Term Securities	—	781	—
Total	$1,135	$17,436	$100
Forward Foreign Currency Contracts	$—	$4	$—
Futures Contracts	$12	$—	$—

During the period ended March 31, 2015, securities totaling $779 were transferred from Level 3 to Level 2 due to the increased availability of observable market data due to increased market activity or information for these securities, and securities totaling $68 were transferred from Level 2 to Level 3 due to the lack of observable market data due to decreased market activity or information for these securities. Transfers in and out of Level 3 represent the values as of the beginning of the reporting period. Securities totaling $411 were transferred from Level 2 to Level 1 due to the increased availability of observable market data due to increased market activity or information for these securities.

The following acronym is used throughout this schedule:

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at March 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$19,345
Gross unrealized appreciation	398
Gross unrealized depreciation	(1,072)
Net unrealized depreciation	$(674)

SCHEDULE OF INVESTMENTS Global Growth (in thousands)	MARCH 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia

Telecommunication Services – 1.7%
Telstra Corp. Ltd. ADR	1,835	$8,821

Total Australia – 1.7%		$8,821
Canada

Industrials – 1.6%
Canadian Pacific Railway Ltd.	46	8,433

Total Canada – 1.6%		$8,433
China

Consumer Discretionary – 1.8%
JD.com, Inc. ADR (A)	314	9,238

Industrials – 1.1%
CAR, Inc. (A)	2,881	5,463

Information Technology – 1.8%
Baidu.com, Inc. ADR (A)	46	9,526

Total China – 4.7%		$24,227
France

Consumer Discretionary – 1.3%
Hermes International	2	593
LVMH Moet Hennessy – Louis Vuitton	35	6,091

		6,684

Industrials – 3.2%
European Aeronautic Defence and Space Co.	96	6,262
Safran	146	10,236

		16,498

Information Technology – 1.9%
Cap Gemini S.A.	123	10,118

Materials – 1.0%
L Air Liquide S.A.	40	5,138

Total France – 7.4%		$38,438
Germany

Consumer Discretionary – 2.2%
Continental AG	48	11,484

Health Care – 4.3%
Bayer AG	64	9,683
Fresenius SE & Co. KGaA	212	12,646

		22,329

Total Germany – 6.5%		$33,813
India

Consumer Staples – 1.2%
ITC Ltd.	1,148	5,980

Total India – 1.2%		$5,980
Israel

Health Care – 2.8%
Teva Pharmaceutical Industries Ltd. ADR	228	14,222

Total Israel – 2.8%		$14,222
Italy

Financials – 1.6%
Azimut Holding S.p.A.	297	8,485

Total Italy – 1.6%		$8,485
Japan

Consumer Discretionary – 3.6%
Fuji Heavy Industries Ltd.	567	18,851

Industrials – 2.3%
Komatsu Ltd.	346	6,815
Mitsubishi Electric Corp.	417	4,967

		11,782

Information Technology – 2.4%
Tokyo Electron Ltd.	180	12,573

Total Japan – 8.3%		$43,206
Macau

Consumer Discretionary – 0.9%
Galaxy Entertainment Group	1,068	4,863

Total Macau – 0.9%		$4,863
Netherlands

Consumer Discretionary – 1.2%
Koninklijke Philips Electronics N.V., Ordinary Shares	212	6,030

Information Technology – 2.7%
ASML Holding N.V., NY Registry Shares	59	5,922
NXP Semiconductors N.V. (A)	83	8,378

		14,300

Total Netherlands – 3.9%		$20,330

Spain

Financials – 1.3%
CaixaBank S.A.	1,443	6,850

Total Spain – 1.3%		$6,850
Switzerland

Health Care – 1.1%
Novartis AG, Registered Shares	58	5,731

Total Switzerland – 1.1%		$5,731
Taiwan

Information Technology – 0.5%
MediaTek, Inc.	179	2,423

Total Taiwan – 0.5%		$2,423
United Kingdom

Consumer Staples – 1.4%
SABMiller plc	139	7,294

Energy – 1.2%
Royal Dutch Shell plc, Class A	198	5,932

Financials – 3.4%
Aviva plc	670	5,367
Prudential plc	497	12,339

		17,706

Health Care – 2.2%
Shire plc	142	11,293

Total United Kingdom – 8.2%		$42,225
United States

Consumer Discretionary – 12.7%
Amazon.com, Inc. (A)	36	13,212
Carnival Corp.	145	6,931
Hilton Worldwide Holdings, Inc. (A)	331	9,818
Home Depot, Inc. (The)	69	7,790
Limited Brands, Inc.	155	14,601
Time Warner Cable, Inc.	90	13,443

		65,795

Consumer Staples – 3.8%
Coca-Cola Co. (The)	227	9,198
InBev N.V.	88	10,716

		19,914

Energy – 2.4%
Halliburton Co.	157	6,881
Schlumberger Ltd.	66	5,479

		12,360

Financials – 1.5%
American Express Co.	101	7,891

Health Care – 9.3%
Biogen, Inc. (A)	37	15,614
Gilead Sciences, Inc. (A)	127	12,469
HCA Holdings, Inc. (A)	151	11,368
Medtronic, Inc.	108	8,460

		47,911

Industrials – 3.6%
J.B. Hunt Transport Services, Inc.	144	12,266
Kansas City Southern	62	6,309

		18,575

Information Technology – 8.6%
Cognizant Technology Solutions Corp., Class A (A)	204	12,748
Google, Inc., Class C (A)	19	10,390
Micron Technology, Inc. (A)	215	5,836
Visa, Inc., Class A	236	15,459

		44,433

Telecommunication Services – 3.7%
Level 3 Communications, Inc. (A)	192	10,356
SBA Communications Corp. (A)	76	8,895

		19,251

Total United States – 45.6%		$236,130

TOTAL COMMON STOCKS – 97.3%		$504,177
(Cost: $440,933)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 13.2%
Becton Dickinson & Co.
0.490%, 5–4–15	$10,000	9,995
CVS Caremark Corp.
0.450%, 4–10–15	15,000	14,998
Diageo Capital plc (GTD by Diageo plc)
0.510%, 4–14–15	10,000	9,998
General Mills, Inc.
0.470%, 4–7–15	3,000	3,000
Illinois Tool Works, Inc.
0.100%, 4–10–15	2,640	2,640
Kroger Co. (The)
0.310%, 4–7–15	4,000	4,000
McCormick & Co., Inc.
0.200%, 4–1–15	10,000	10,000
Mondelez International, Inc.
0.430%, 4–1–15	3,580	3,580
NBCUniversal Enterprise, Inc.
0.420%, 4–1–15	10,000	10,000

		68,211

Master Note – 1.0%
Toyota Motor Credit Corp.
0.130%, 4–1–15 (C)	5,380	5,380

TOTAL SHORT-TERM SECURITIES – 14.2%		$73,591
(Cost: $73,592)

TOTAL INVESTMENT SECURITIES – 111.5%		$577,768
(Cost: $514,525)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (11.5)%		(59,561)

NET ASSETS – 100.0%		$518,207

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at March 31, 2015.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2015. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at March 31, 2015:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	11,000	U.S. Dollar	16,579	4–13–15	Morgan Stanley International	$263	$—
Euro	20,945	U.S. Dollar	22,545	4–13–15	Morgan Stanley International	20	—
						$283	$—

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2015:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$504,177	$—	$—
Short-Term Securities	—	73,591	—
Total	$504,177	$73,591	$—
Forward Foreign Currency Contracts	$—	$283	$—

During the period ended March 31, 2015, securities totaling $192,408 were transferred from Level 2 to Level 1. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 31, 2014.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at March 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$514,525
Gross unrealized appreciation	73,257
Gross unrealized depreciation	(10,014)
Net unrealized appreciation	$63,243

SCHEDULE OF INVESTMENTS Global Natural Resources (in thousands)	MARCH 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value
Canada

Energy – 3.9%
Canadian Natural Resources Ltd.	72	$2,213
Suncor Energy, Inc.	122	3,571

		5,784

Industrials – 2.0%
Canadian Pacific Railway Ltd.	16	3,005

Materials – 0.2%
Yamana Gold, Inc.	102	365

Total Canada – 6.1%		$9,154
China

Materials – 0.0%
China Metal Recycling (Holdings) Ltd.	1,900	—

Total China – 0.0%		$—
France

Materials – 0.7%
L Air Liquide S.A.	8	1,011

Total France – 0.7%		$1,011
Netherlands

Energy – 0.4%
Core Laboratories N.V.	6	663

Total Netherlands – 0.4%		$663
Switzerland

Energy – 2.5%
Weatherford International Ltd. (A)	299	3,682

Total Switzerland – 2.5%		$3,682
United Kingdom

Materials – 7.2%
Anglo American plc	34	516
BHP Billiton plc	220	4,806
Randgold Resources Ltd. ADR	13	932
Rio Tinto plc	111	4,583

		10,837

Total United Kingdom – 7.2%		$10,837
United States

Energy – 58.3%
Anadarko Petroleum Corp.	37	3,093
Antero Resources Corp. (A)	42	1,476
Baker Hughes, Inc.	81	5,156
Cabot Oil & Gas Corp.	56	1,664
Cameron International Corp. (A)	34	1,516
Cimarex Energy Co.	16	1,859
Concho Resources, Inc. (A)	25	2,933
ConocoPhillips	12	738
Continental Resources, Inc. (A)	68	2,967
Dril-Quip, Inc. (A)	11	739
Energy Transfer Equity L.P.	44	2,785
EOG Resources, Inc.	45	4,126
Exxon Mobil Corp.	9	748
FMC Technologies, Inc. (A)	19	701
Forum Energy Technologies, Inc. (A)	69	1,356
Gulfport Energy Corp. (A)	19	893
Halliburton Co.	162	7,124
Helmerich & Payne, Inc.	22	1,481
HollyFrontier Corp.	37	1,490
Marathon Petroleum Corp.	42	4,316
MarkWest Energy Partners L.P.	26	1,735
Newfield Exploration Co. (A)	26	905
Noble Energy, Inc.	68	3,313
Oasis Petroleum LLC (A)	101	1,438
Oceaneering International, Inc.	13	709
Patterson-UTI Energy, Inc.	88	1,659
Phillips 66	47	3,702
Pioneer Natural Resources Co.	19	3,041
Plains GP Holdings L.P., Class A	57	1,623
Rice Energy, Inc. (A)	78	1,695
Rice Midstream Partners L.P.	53	753
Schlumberger Ltd.	94	7,877
Shell Midstream Partners L.P.	23	897
Superior Energy Services, Inc.	96	2,146
Tesoro Corp.	21	1,881
Valero Energy Corp.	37	2,363
Valero Energy Partners L.P.	15	711
Whiting Petroleum Corp. (A)	48	1,483
Williams Co., Inc. (The)	47	2,358

		87,450

Financials – 2.2%
CME Group, Inc.	35	3,282

Industrials – 4.7%
Caterpillar, Inc.	35	2,829
Fluor Corp.	25	1,452
Joy Global, Inc.	51	1,984
Kansas City Southern	9	878

		7,143

Materials – 13.0%
Airgas, Inc.	9	966
Dow Chemical Co. (The)	119	5,717
Freeport-McMoRan Copper & Gold, Inc., Class B	163	3,079
LyondellBasell Industries N.V., Class A	49	4,311
PPG Industries, Inc.	10	2,244
Southern Copper Corp.	79	2,304
Westlake Chemical Partners L.P.	34	907

		19,528

Total United States – 78.2%		$117,403

TOTAL COMMON STOCKS – 95.1%		$142,750
(Cost: $150,938)

INVESTMENT FUNDS
United States – 1.8%
SPDR Gold Trust (A)	23	2,614

TOTAL INVESTMENT FUNDS – 1.8%		$2,614
(Cost: $2,724)

PREFERRED STOCKS
United States

Utilities – 0.0%
Konarka Technologies, Inc., 8.000%, Convertible (A)(B)	68	—

Total United States – 0.0%		$—

TOTAL PREFERRED STOCKS – 0.0%		$—
(Cost: $211)

SHORT-TERM SECURITIES	Principal
Master Note – 2.8%
Toyota Motor Credit Corp. 0.130%, 4–1–15 (C)	$4,256	4,256

TOTAL SHORT-TERM SECURITIES – 2.8%		$4,256
(Cost: $4,256)

TOTAL INVESTMENT SECURITIES – 99.7%		$149,620
(Cost: $158,129)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		443

NET ASSETS – 100.0%		$150,063

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Restricted security. At March 31, 2015, the Portfolio owned the following restricted security:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Konarka Technologies, Inc., 8.000%, Convertible	8-31-07	68	$211	$—

The total value of this security represented 0.0% of net assets at March 31, 2015.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2015. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at March 31, 2015:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	996	U.S. Dollar	1,501	4-13-15	State Street Global Markets	$24	$—
British Pound	5,456	U.S. Dollar	8,223	4-13-15	UBS AG	130	—
Canadian Dollar	4,782	U.S. Dollar	3,787	4-13-15	UBS AG	11	—
Euro	933	U.S. Dollar	1,004	4-13-15	UBS AG	1	—
						$166	$—

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2015:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$142,750	$—	$—
Investment Funds	2,614	—	—
Preferred Stocks	—	—	—
Short-Term Securities	—	4,256	—
Total	$145,364	$4,256	$—
Forward Foreign Currency Contracts	$—	$166	$—

During the period ended March 31, 2015, securities totaling $10,519 were transferred from Level 2 to Level 1. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 31, 2014.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at March 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$158,129
Gross unrealized appreciation	11,131
Gross unrealized depreciation	(19,640)
Net unrealized depreciation	$(8,509)

SCHEDULE OF INVESTMENTS Growth (in thousands)	MARCH 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel Retail – 1.2%
Limited Brands, Inc.	116	$10,938

Apparel, Accessories & Luxury Goods – 0.7%
Under Armour, Inc., Class A (A)	79	6,363

Automotive Retail – 2.6%
AutoZone, Inc. (A)	16	11,187
O’Reilly Automotive, Inc. (A)	58	12,607

		23,794

Broadcasting – 0.8%
CBS Corp., Class B	118	7,136

Cable & Satellite – 1.9%
Comcast Corp., Class A	296	16,732

Casinos & Gaming – 1.1%
Las Vegas Sands, Inc.	109	6,000
Wynn Resorts Ltd.	32	4,053

		10,053

Consumer Electronics – 2.5%
Harman International Industries, Inc.	171	22,837

Footwear – 1.6%
NIKE, Inc., Class B	142	14,267

Home Improvement Retail – 3.6%
Home Depot, Inc. (The)	287	32,572

Hotels, Resorts & Cruise Lines – 2.4%
Hilton Worldwide Holdings, Inc. (A)	733	21,718

Internet Retail – 3.6%
Amazon.com, Inc. (A)	48	17,861
Netflix, Inc.(A)	11	4,583
priceline.com, Inc. (A)	8	9,779

		32,223

Motorcycle Manufacturers – 1.0%
Harley-Davidson, Inc.	150	9,135

Movies & Entertainment – 0.5%
Twenty-First Century Fox, Inc., Class A	123	4,162

Restaurants – 1.2%
Starbucks Corp.	113	10,739

Specialty Stores – 1.5%
Ulta Salon, Cosmetics & Fragrance, Inc. (A)	90	13,622

Total Consumer Discretionary – 26.2%		236,291
Consumer Staples

Brewers – 2.3%
Anheuser-Busch InBev S.A. ADR	169	20,640

Tobacco – 0.8%
Philip Morris International, Inc.	103	7,789

Total Consumer Staples – 3.1%		28,429
Energy

Oil & Gas Exploration & Production – 0.9%
EOG Resources, Inc.	84	7,729

Total Energy – 0.9%		7,729
Health Care

Biotechnology – 13.8%
Alexion Pharmaceuticals, Inc. (A)	39	6,689
Amgen, Inc.	78	12,436
Biogen, Inc. (A)	93	39,184
Celgene Corp. (A)	246	28,347
Gilead Sciences, Inc. (A)	341	33,502
Vertex Pharmaceuticals, Inc. (A)	38	4,507

		124,665

Health Care Facilities – 3.0%
HCA Holdings, Inc. (A)	356	26,744

Pharmaceuticals – 6.5%
Actavis plc (A)	98	29,171
Bristol-Myers Squibb Co.	240	15,506
Shire Pharmaceuticals Group plc ADR	58	13,927

		58,604

Total Health Care – 23.3%		210,013
Industrials

Aerospace & Defense – 2.5%
Boeing Co. (The)	149	22,377

Industrial Conglomerates – 0.8%
Danaher Corp.	80	6,817

Railroads – 6.2%
Canadian Pacific Railway Ltd.	120	21,942
Kansas City Southern	100	10,167
Union Pacific Corp.	221	23,948

		56,057

Total Industrials – 9.5%		85,251
Information Technology

Application Software – 1.5%
Adobe Systems, Inc. (A)	179	13,220

Data Processing & Outsourced Services – 8.9%
Alliance Data Systems Corp. (A)	19	5,688
FleetCor Technologies, Inc. (A)	38	5,795
MasterCard, Inc., Class A	448	38,703
Visa, Inc., Class A	459	29,991

		80,177

Internet Software & Services – 8.3%
Facebook, Inc., Class A (A)	309	25,437
Google, Inc., Class A (A)	21	11,793
Google, Inc., Class C (A)	32	17,679
LinkedIn Corp., Class A (A)	52	12,945
Twitter, Inc. (A)	140	7,001

		74,855

IT Consulting & Other Services – 1.7%
Cognizant Technology Solutions Corp., Class A (A)	252	15,729

Semiconductor Equipment – 2.4%
Applied Materials, Inc.	777	17,518
Lam Research Corp.	62	4,361

		21,879

Semiconductors – 2.3%
NXP Semiconductors N.V. (A)	159	15,937
Texas Instruments, Inc.	81	4,632

		20,569

Technology Hardware, Storage & Peripherals – 6.0%
Apple, Inc.	432	53,740

Total Information Technology – 31.1%		280,169
Materials

Diversified Chemicals – 1.1%
PPG Industries, Inc.	45	10,082

Total Materials – 1.1%		10,082
Telecommunication Services

Wireless Telecommunication Service – 2.4%
American Tower Corp., Class A	130	12,258
SBA Communications Corp. (A)	78	9,169

		21,427

Total Telecommunication Services – 2.4%		21,427

TOTAL COMMON STOCKS – 97.6%		$879,391
(Cost: $610,171)

SHORT-TERM SECURITIES	Principal
Commercial Paper(B) – 1.9%
Danaher Corp., 0.080%, 4–10–15	$4,000	4,000
J.M. Smucker Co. (The), 0.280%, 4–1–15	4,369	4,369
McCormick & Co., Inc., 0.200%, 4–1–15	5,000	5,000
Northern Illinois Gas Co., 0.380%, 4–14–15	4,000	3,999

		17,368

Master Note – 0.4%
Toyota Motor Credit Corp., 0.130%, 4–1–15 (C)	3,626	3,626

TOTAL SHORT-TERM SECURITIES – 2.3%		$20,994
(Cost: $20,995)

TOTAL INVESTMENT SECURITIES – 99.9%		$900,385
(Cost: $631,166)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		1,033

NET ASSETS – 100.0%		$901,418

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at March 31, 2015.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2015. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2015:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$879,391	$—	$—
Short-Term Securities	—	20,994	—
Total	$879,391	$20,994	$—

During the period ended March 31, 2015, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at March 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$631,166
Gross unrealized appreciation	271,908
Gross unrealized depreciation	(2,689)
Net unrealized appreciation	$269,219

SCHEDULE OF INVESTMENTS High Income (in thousands)	MARCH 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares		Value
Consumer Discretionary

Casinos & Gaming – 0.0%
New Cotai Participation Corp., Class B (A)	—	*	$55

Total Consumer Discretionary – 0.0%			55
Energy

Oil & Gas Storage & Transportation – 0.1%
Crestwood Midstream Partners L.P.	14		206
Inergy L.P.	33		197

			403

Total Energy – 0.1%			403
Financials

Consumer Finance – 0.1%
JG Wentworth Co. (A)	82		848

Total Financials – 0.1%			848
Industrials

Railroads – 0.0%
Kansas City Southern	3		286

Total Industrials – 0.0%			286
Utilities

Gas Utilities – 0.0%
Suburban Propane Partners L.P.	4		153

Total Utilities – 0.0%			153

TOTAL COMMON STOCKS – 0.2%			$1,745
(Cost: $1,939)

PREFERRED STOCKS
Financials

Consumer Finance – 0.1%
Ally Financial, Inc., 8.125%	22		578
Ally Financial, Inc., 8.500%	18		470

			1,048

Total Financials – 0.1%			1,048
Materials

Steel – 0.1%
ArcelorMittal, 6.000%, Convertible	23		339

Total Materials – 0.1%			339

TOTAL PREFERRED STOCKS – 0.2%			$1,387
(Cost: $1,525)

WARRANTS
Agricultural Products – 0.0%
ASG Consolidated LLC (B)	1		36

TOTAL WARRANTS – 0.0%			$36
(Cost: $72)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary

Advertising – 0.9%
Acosta, Inc.,
7.750%, 10–1–22 (C)	$4,685	4,843
Lamar Media Corp.,
5.375%, 1–15–24	1,376	1,435
Outfront Media Capital LLC and Outfront Media Capital Corp.:
5.250%, 2–15–22	743	778
5.625%, 2–15–24	500	524
5.625%, 2–15–24 (C)	73	76

		7,656

Apparel Retail – 2.1%
Bon-Ton Stores, Inc. (The),
8.000%, 6–15–21	4,024	3,320
Chinos Intermediate Holdings A, Inc.,
7.750%, 5–1–19 (C)(D)	2,869	2,517
Gymboree Corp. (The),
9.125%, 12–1–18	3,219	1,513
Hot Topic, Inc.,
9.250%, 6–15–21 (C)	1,670	1,808
HT Intermediate Holdings Corp.,
12.000%, 5–15–19 (C)(D)	391	400
Neiman Marcus Group Ltd., Inc.,
8.000%, 10–15–21 (C)	3,152	3,341
Nine West Holdings, Inc.,
8.250%, 3–15–19 (C)	6,131	5,088

		17,987

Auto Parts & Equipment – 1.2%
IDQ Acquisition Corp.,
14.000%, 10–1–17 (C)(D)		2,110	2,110
IDQ Holdings, Inc.,
11.500%, 4–1–17 (C)		4,021	4,222
Midas Intermediate HoldCo II LLC & Midas Intermediate Finance, Inc.,
7.875%, 10–1–22 (C)		2,209	2,171
Schaeffler Finance B.V.,
4.250%, 5–15–21 (C)		1,553	1,545

			10,048

Automobile Manufacturers – 0.6%
Group 1 Automotive, Inc.,
5.000%, 6–1–22 (C)		1,110	1,113
Jaguar Land Rover plc,
5.625%, 2–1–23 (C)		1,458	1,534
Navistar International Corp.,
8.250%, 11–1–21		2,248	2,186

			4,833

Automotive Retail – 0.5%
Sonic Automotive, Inc.,
5.000%, 5–15–23		4,227	4,185

Broadcasting – 2.3%
Clear Channel Communications, Inc.,
10.000%, 1–15–18		1,615	1,373
Clear Channel Outdoor Holdings, Inc.,
6.500%, 11–15–22		4,494	4,711
Clear Channel Worldwide Holdings, Inc., Series A,
7.625%, 3–15–20		221	229
Clear Channel Worldwide Holdings, Inc., Series B,
7.625%, 3–15–20		1,780	1,873
Cumulus Media, Inc.,
7.750%, 5–1–19		3,815	3,739
iHeartCommunications, Inc. (GTD by iHeartMedia Capital I LLC),
10.625%, 3–15–23 (C)		1,485	1,485
WideOpenWest Finance LLC and WideOpenWest Capital Corp.:
10.250%, 7–15–19		4,208	4,524
13.375%, 10–15–19		1,248	1,335

			19,269

Cable & Satellite – 5.5%
Altice Financing S.A.,
6.625%, 2–15–23 (C)		708	729
Altice S.A.:
7.250%, 5–15–22 (C)(E)	EUR	256	287
7.750%, 5–15–22 (C)		$4,379	4,456
6.250%, 2–15–25 (C)(E)	EUR	354	381
7.625%, 2–15–25 (C)		$1,969	1,973
Cablevision Systems Corp.,
5.875%, 9–15–22		2,593	2,716
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.250%, 3–15–21		293	300
5.250%, 9–30–22		390	399
5.125%, 2–15–23		390	394
5.750%, 9–1–23		98	102
5.750%, 1–15–24		2,519	2,632
CCOH Safari LLC:
5.500%, 12–1–22		1,939	1,983
5.750%, 12–1–24		2,910	2,997
Columbus International, Inc.,
7.375%, 3–30–21 (C)		517	543
DISH DBS Corp.:
6.750%, 6–1–21		836	890
5.875%, 7–15–22		910	925
5.000%, 3–15–23		418	406
LYNX I Corp.,
5.375%, 4–15–21 (C)		488	512
LYNX II Corp.,
6.375%, 4–15–23 (C)		146	155
Sirius XM Radio, Inc.:
5.875%, 10–1–20 (C)		1,645	1,715
5.750%, 8–1–21 (C)		500	520
4.625%, 5–15–23 (C)		4,936	4,751
6.000%, 7–15–24 (C)		8,000	8,400
VTR Finance B.V.,
6.875%, 1–15–24 (C)		6,735	6,988
Wave Holdco LLC and Wave Holdco Corp.,
8.250%, 7–15–19 (C)(D)		553	566

WaveDivision Escrow LLC and WaveDivision Escrow Corp.,
8.125%, 9–1–20 (C)	673	728

		46,448

Casinos & Gaming – 0.9%
Gateway Casinos & Entertainment Ltd.,
8.500%, 11–26–20 (C)(E)	CAD1,718	1,373
MCE Finance Ltd.,
5.000%, 2–15–21 (C)	$3,324	3,108
Wynn Macau Ltd.,
5.250%, 10–15–21 (C)	3,529	3,344

		7,825

Catalog Retail – 0.0%
Argos Merger Sub, Inc.,
7.125%, 3–15–23 (C)	429	445

Distributors – 1.1%
LKQ Corp.,
4.750%, 5–15–23	2,250	2,205
Pinnacle Operating Corp.,
9.000%, 11–15–20 (C)	6,983	7,053

		9,258

Education Services – 2.1%
Laureate Education, Inc.,
10.000%, 9–1–19 (C)(F)	18,603	17,580

Hotels, Resorts & Cruise Lines – 0.1%
Ryman Hospitality Properties, Inc.,
5.000%, 4–15–21	637	651

Leisure Facilities – 0.2%
Palace Entertainment Holdings LLC,
8.875%, 4–15–17 (C)	1,742	1,768

Movies & Entertainment – 0.9%
AMC Entertainment, Inc.,
5.875%, 2–15–22	1,509	1,566
Cinemark USA, Inc.:
5.125%, 12–15–22	675	685
4.875%, 6–1–23	2,900	2,885
WMG Acquisition Corp.:
5.625%, 4–15–22 (C)	251	252
6.750%, 4–15–22 (C)	2,102	1,992

		7,380

Specialized Consumer Services – 3.1%
AA Bond Co. Ltd.,
9.500%, 7–31–19 (C)(E)	GBP1,275	2,095
B-Corp Merger Sub, Inc.,
8.250%, 6–1–19	$8,778	7,615
Carlson Travel Holdings,
7.500%, 8–15–19 (C)(D)	1,390	1,407
Carlson Wagonlit B.V.:
6.875%, 6–15–19 (C)	2,674	2,801
7.500%, 6–15–19 (C)(E)	EUR1,787	2,037
Emdeon, Inc.,
11.000%, 12–31–19	$1,204	1,314
Lansing Trade Group,
9.250%, 2–15–19 (C)	1,571	1,559
Nielsen Finance,
5.500%, 10–1–21 (C)	2,871	2,964
Nielsen Finance LLC and Nielsen Finance Co.,
5.000%, 4–15–22 (C)	4,385	4,412

		26,204

Specialty Stores – 3.2%
Academy Ltd. and Academy Finance Corp.,
9.250%, 8–1–19 (C)	671	711
Jo-Ann Stores Holdings, Inc.,
9.750%, 10–15–19 (C)(D)	11,527	11,181
Jo-Ann Stores, Inc.,
8.125%, 3–15–19 (C)	205	206
New Academy Finance Co. LLC,
8.000%, 6–15–18 (C)(D)	10,461	10,461
PC Nextco Holdings LLC and PC Nextco Finance, Inc.,
8.750%, 8–15–19 (D)	1,683	1,713
Spencer Spirit Holdings, Inc.,
9.000%, 5–1–18 (C)(D)	2,421	2,454

		26,726

Total Consumer Discretionary – 24.7%		208,263
Consumer Staples Agricultural Products – 0.5%
American Seafoods Group LLC,
10.750%, 5–15–16 (C)	1,716	1,609
ASG Consolidated LLC,
15.000%, 5–15–17 (C)(D)	3,834	2,511

		4,120

Food Distributors – 2.8%
Simmons Foods, Inc.,
7.875%, 10–1–21 (C)	5,612	5,542
U.S. Foodservice, Inc.,
8.500%, 6–30–19	17,304	18,169

		23,711

Packaged Foods & Meats – 0.9%
Bumble Bee Foods LLC,
9.625%, 3–15–18 (C)(D)	2,175	2,246
JBS USA LLC and JBS USA Finance, Inc.,
5.875%, 7–15–24 (C)	4,645	4,703
Post Holdings, Inc.,
7.375%, 2–15–22	977	1,011

		7,960

Tobacco – 0.3%
Prestige Brands, Inc.,
5.375%, 12–15–21 (C)	2,358	2,391

Total Consumer Staples – 4.5%		38,182
Energy

Coal & Consumable Fuels – 0.5%
Foresight Energy LLC and Foresight Energy Finance Corp.,
7.875%, 8–15–21 (C)	3,749	3,740

Oil & Gas Drilling – 0.2%
KCA DEUTAG UK Finance plc,
7.250%, 5–15–21 (C)	1,981	1,565

Oil & Gas Equipment & Services – 0.5%
Brand Energy & Infrastructure Services,
8.500%, 12–1–21 (C)	4,238	3,973
Seventy Seven Energy, Inc.,
6.500%, 7–15–22	664	309

		4,282

Oil & Gas Exploration & Production – 0.8%
California Resources Corp.,
6.000%, 11–15–24 (C)	3,080	2,699
Chesapeake Energy Corp.:
3.503%, 4–15–19 (F)	496	477
4.875%, 4–15–22	951	892
Crownrock L.P.,
7.750%, 2–15–23 (C)	496	502
Parsley Energy LLC and Parsely Finance Corp.,
7.500%, 2–15–22 (C)	834	842
Rice Energy, Inc.,
7.250%, 5–1–23 (C)	798	798
Whiting Petroleum Corp.,
5.750%, 3–15–21	578	574

		6,784

Oil & Gas Refining & Marketing – 1.1%
Offshore Drilling Holding S.A.,
8.375%, 9–20–20 (C)(F)	5,070	4,061
Offshore Group Investment Ltd.:
7.500%, 11–1–19	3,850	2,194
7.125%, 4–1–23	1,858	1,043
Shelf Drilling Holdings Ltd.,
8.625%, 11–1–18 (C)	2,827	2,311

		9,609

Total Energy – 3.1%		25,980
Financials

Consumer Finance – 1.3%
Creditcorp,
12.000%, 7–15–18 (C)	4,228	3,763
General Motors Financial Co., Inc.,
4.250%, 5–15–23	429	444
Speedy Cash Intermediate Holdings Corp.,
10.750%, 5–15–18 (C)	5,582	5,429
Speedy Group Holdings Corp.,
12.000%, 11–15–17 (C)	986	912

		10,548

Diversified Capital Markets – 1.0%
JLL /Delta Dutch Newco B.V.,
7.500%, 2–1–22 (C)	1,037	1,079
Patriot Merger Corp.,
9.000%, 7–15–21 (C)	7,253	7,416

		8,495

Investment Banking & Brokerage – 0.2%
GFI Group, Inc.,
9.625%, 7–19–18 (F)	1,735	1,846

Other Diversified Financial Services – 4.0%
AAF Holdings LLC and AAF Finance Co.,
12.000%, 7–1–19 (C)(D)	1,710	1,607
Abengoa Finance SAU,
7.750%, 2–1–20 (C)	5,394	5,178
Balboa Merger Sub, Inc.,
11.375%, 12–1–21 (C)	9,982	10,107
Greektown Holdings LLC and Greektown Mothership Corp.,
8.875%, 3–15–19 (C)	3,033	3,200
New Cotai LLC and New Cotai Capital Corp.,
10.625%, 5–1–19 (C)(D)	7,955	7,913
TransUnion Holding Co., Inc.,
8.125%, 6–15–18 (D)	600	616
TransUnion LLC and TransUnion Financing Corp.,
9.625%, 6–15–18 (D)	5,430	5,484

		34,105

Property & Casualty Insurance – 1.4%
Hub International Ltd.,
7.875%, 10–1–21 (C)	2,663	2,729
Onex USI Acquisition Corp.,
7.750%, 1–15–21 (C)	9,188	9,418

		12,147

Real Estate Development – 0.2%
Hub Holdings LLC and Hub Holdings Finance, Inc.,
8.125%, 7–15–19 (C)(D)	1,990	1,975

Real Estate Services – 0.5%
Stearns Holdings, Inc.,
9.375%, 8–15–20 (C)	4,038	3,977

Specialized Finance – 1.1%
Consolidated Communications Finance II Co.,
6.500%, 10–1–22 (C)	1,505	1,524
Flexi–Van Leasing, Inc.,
7.875%, 8–15–18 (C)	1,881	1,909
TMX Finance LLC and TitleMax Finance Corp.,
8.500%, 9–15–18 (C)	7,798	5,537

		8,970

Specialized REITs – 1.2%
Aircastle Ltd.:
5.125%, 3–15–21	2,728	2,851
5.500%, 2–15–22	1,532	1,629
CNL Lifestyles Properties, Inc.,
7.250%, 4–15–19	5,458	5,567

		10,047

Thrifts & Mortgage Finance – 0.5%
Provident Funding Associates L.P. and PFG Finance Corp.,
6.750%, 6–15–21 (C)	4,573	4,356

Total Financials – 11.4%		96,466
Health Care

Health Care Equipment – 0.2%
Mallinckrodt International Finance S.A. and Mallinckrodt CB LLC,
5.750%, 8–1–22 (C)	1,278	1,320

Health Care Facilities – 2.9%
Acadia Healthcare Co., Inc.,
5.625%, 2–15–23 (C)	300	305
AmSurg Corp.,
5.625%, 11–30–20	897	915
AmSurg Escrow Corp.,
5.625%, 7–15–22	1,384	1,415
Capsugel S.A.,
7.000%, 5–15–19 (C)(D)	1,807	1,836
Catamaran Corp.,
4.750%, 3–15–21	1,016	1,129
ConvaTec Finance International S.A.,
8.250%, 1–15–19 (C)(D)	2,570	2,602
FWCT-2 Escrow Corp.,
6.875%, 2–1–22	1,752	1,864
MPH Acquisition Holdings LLC,
6.625%, 4–1–22 (C)	2,276	2,359
Physio-Control International, Inc.,
9.875%, 1–15–19 (C)	1,100	1,169
Tenet Healthcare Corp.:
6.750%, 2–1–20	1,408	1,485
6.000%, 10–1–20	1,928	2,041
8.125%, 4–1–22	6,621	7,300

		24,420

Health Care Services – 1.4%
MedImpact Holdings, Inc.,
10.500%, 2–1–18 (C)	6,790	7,147
Truven Health Analytics, Inc.:
10.625%, 6–1–20	4,000	4,200
10.625%, 6–1–20 (C)	548	575

		11,922

Health Care Supplies – 0.5%
Ortho-Clinical Diagnostics,
6.625%, 5–15–22 (C)	4,869	4,321

Pharmaceuticals – 0.7%
Salix Pharmaceuticals Ltd.,
6.500%, 1–15–21 (C)(F)	2,315	2,567
VRX Escrow Corp.:
5.375%, 3–15–20 (C)	1,434	1,448
5.875%, 5–15–23 (C)	1,434	1,470
6.125%, 4–15–25 (C)	717	743

		6,228

Total Health Care – 5.7%		48,211
Industrials

Aerospace & Defense – 2.4%
Silver II Borrower SCA and Silver II U.S. Holdings,
7.750%, 12–15–20 (C)	7,077	6,316
TransDigm Group, Inc.:
5.500%, 10–15–20	550	543
7.500%, 7–15–21	4,206	4,521
TransDigm, Inc.:
6.000%, 7–15–22	4,325	4,320
6.500%, 7–15–24	4,515	4,538

		20,238

Air Freight & Logistics – 0.2%
TRAC Intermodal LLC and TRAC Intermodal Corp.,
11.000%, 8–15–19	1,865	2,042

Building Products – 1.4%
CPG Merger Sub LLC,
8.000%, 10–1–21 (C)	2,577	2,616
Ply Gem Industries, Inc.,
6.500%, 2–1–22	5,078	4,917
Roofing Supply Group LLC and Roofing Supply Finance, Inc.,
10.000%, 6–1–20 (C)	3,338	3,263
USG Corp.,
5.500%, 3–1–25 (C)	711	725

		11,521

Diversified Support Services – 0.5%
Algeco Scotsman Global Finance plc:
8.500%, 10–15–18 (C)	1,500	1,487
10.750%, 10–15–19 (C)	1,513	1,240
Nexeo Solutions LLC,
8.375%, 3–1–18	1,927	1,720

		4,447

Environmental & Facilities Services – 0.4%
GFL Environmental, Inc.,
7.875%, 4–1–20 (C)	2,871	2,900

Railroads – 0.4%
Florida East Coast Holdings Corp. and Florida East Coast Industries LLC:
6.750%, 5–1–19 (C)	2,449	2,467
9.750%, 5–1–20 (C)	1,017	989

		3,456

Trading Companies & Distributors – 0.5%
HD Supply, Inc.,
11.500%, 7–15–20	3,831	4,454

Total Industrials – 5.8%		49,058
Information Technology

Application Software – 1.2%
Epicor Software Corp.,
8.625%, 5–1–19	6,845	7,153
Infor Software Parent LLC and Infor Software Parent, Inc.,
7.125%, 5–1–21 (C)(D)	2,461	2,437

		9,590

Communications Equipment – 0.9%
Eagle Midco, Inc.,
9.000%, 6–15–18 (C)(D)	7,432	7,571

Data Processing & Outsourced Services – 1.4%
Alliance Data Systems Corp.:
5.250%, 12–1–17 (C)	2,400	2,484
6.375%, 4–1–20 (C)	5,733	5,934
5.375%, 8–1–22 (C)	3,474	3,465

		11,883

Electronic Manufacturing Services – 0.3%
KEMET Corp.,
10.500%, 5–1–18	2,639	2,698

Internet Software & Services – 0.2%
J2 Global, Inc.,
8.000%, 8–1–20	1,502	1,622

IT Consulting & Other Services – 0.7%
iGATE Corp.,
4.750%, 4–15–19	2,430	2,445
NCR Escrow Corp.:
5.875%, 12–15–21	1,759	1,834
6.375%, 12–15–23	1,656	1,764

		6,043

Semiconductor Equipment – 0.0%
Photronics, Inc., Convertible,
3.250%, 4–1–16	170	176

Semiconductors – 0.7%
Micron Technology, Inc.:
5.875%, 2–15–22	2,517	2,657
5.500%, 2–1–25 (C)	3,064	3,087

		5,744

Technology Distributors – 0.8%
Sophia L.P. and Sophia Finance, Inc.:
9.625%, 12–1–18 (C)(D)	3,218	3,250
9.750%, 1–15–19 (C)	3,206	3,439

		6,689

Total Information Technology – 6.2%		52,016
Materials

Aluminum – 1.2%
Constellium N.V.:
8.000%, 1–15–23 (C)	3,774	3,953
5.750%, 5–15–24 (C)	1,101	1,040

Wise Metals Group LLC,
8.750%, 12–15–18 (C)	1,712	1,819
Wise Metals Intermediate Holdings,
9.750%, 6–15–19 (C)(D)	2,999	3,243

		10,055

Construction Materials – 0.5%
Hillman Group, Inc. (The),
6.375%, 7–15–22 (C)	3,987	3,987

Diversified Metals & Mining – 1.9%
Artsonig Pty Ltd.,
11.500%, 4–1–19 (C)(D)	4,082	3,388
Compass Minerals International, Inc.,
4.875%, 7–15–24 (C)	1,004	1,006
Crystal Merger Sub, Inc.,
7.625%, 10–15–21 (C)	489	489
FMG Resources Pty Ltd.:
6.875%, 2–1–18 (C)	161	158
8.250%, 11–1–19 (C)	6,618	5,592
6.875%, 4–1–22 (C)	4,390	3,243
Lundin Mining Corp.:
7.500%, 11–1–20 (C)	1,326	1,386
7.875%, 11–1–22 (C)	1,091	1,137

		16,399

Metal & Glass Containers – 1.7%
Ardagh Finance Holdings,
8.625%, 6–15–19 (C)(D)	3,993	4,160
Ardagh Packaging Finance plc and Ardagh Holdings USA, Inc.,
6.000%, 6–30–21 (C)	981	964
BlueScope Steel (Finance) Ltd. and BlueScope Steel Finance (USA) LLC,
7.125%, 5–1–18 (C)	2,746	2,842
Consolidated Container Co. LLC and Consolidated Container Capital, Inc.,
10.125%, 7–15–20 (C)	3,561	3,098
Signode Industrial Group,
6.375%, 5–1–22 (C)	3,247	3,227

		14,291

Paper Packaging – 0.3%
Beverage Packaging Holdings II Issuer, Inc. and Beverage Packaging Holdings (Luxembourg) II S.A.,
6.000%, 6–15–17 (C)	790	796
Exopack Holdings S.A.,
7.875%, 11–1–19 (C)	610	624
Reynolds Group Holdings Ltd.,
9.875%, 8–15–19	746	799

		2,219

Precious Metals & Minerals – 0.2%
Prince Mineral Holding Corp.,
11.500%, 12–15–19 (C)(F)	1,792	1,734

Total Materials – 5.8%		48,685
Telecommunication Services

Alternative Carriers – 0.7%
Level 3 Communications, Inc.,
5.750%, 12–1–22	1,916	1,962
Level 3 Escrow II, Inc.,
5.375%, 8–15–22	3,628	3,734

		5,696

Integrated Telecommunication Services – 1.6%
BCP (Singapore) VI Cayman Financing Co. Ltd.,
8.000%, 4–15–21 (C)	629	618
CenturyLink, Inc.,
5.625%, 4–1–20	1,250	1,312
Frontier Communications Corp.:
6.250%, 9–15–21	1,501	1,509
7.125%, 1–15–23	1,285	1,314
6.875%, 1–15–25	1,201	1,189
GCI, Inc.,
6.875%, 4–15–25 (C)	2,909	2,931
Sprint Corp.:
7.250%, 9–15–21	1,007	1,012
7.875%, 9–15–23	1,708	1,742
7.125%, 6–15–24	2,049	2,008

		13,635

Wireless Telecommunication Service – 1.4%
Digicel Group Ltd.,
8.250%, 9–30–20 (C)	2,313	2,317
Telecom Italia S.p.A.,
5.303%, 5–30–24 (C)	1,374	1,439
T-Mobile USA, Inc.:
6.464%, 4–28–19	1,350	1,392
6.542%, 4–28–20	980	1,031
6.633%, 4–28–21	1,861	1,949
6.125%, 1–15–22	791	816
6.731%, 4–28–22	196	206
6.000%, 3–1–23	1,104	1,131
6.500%, 1–15–24	634	663
6.375%, 3–1–25	900	929

		11,873

Total Telecommunication Services – 3.7%		31,204

Utilities

Renewable Electricity – 0.3%
Abengoa Yield plc,
7.000%, 11–15–19 (C)	2,086	2,149

Total Utilities – 0.3%		2,149

TOTAL CORPORATE DEBT SECURITIES – 71.2%		$600,214
(Cost: $617,548)

LOANS (F)
Consumer Discretionary

Advertising – 0.2%
Advantage Sales & Marketing, Inc.,
7.500%, 7–25–22	1,943	1,943

Apparel Retail – 1.3%
Gymboree Corp. (The),
5.000%, 2–23–18	509	386
Hoffmaster Group, Inc.,
10.000%, 5–9–21	2,188	2,158
Nine West Holdings, Inc.,
6.250%, 1–8–20	3,065	2,564
Talbots, Inc. (The):
4.750%, 3–17–20	873	853
8.250%, 3–17–21	1,561	1,495
True Religion Apparel, Inc.:
5.875%, 7–30–19	3,137	2,803
5.875%, 7–30–19	1,097	980

		11,239

Auto Parts & Equipment – 0.4%
Direct ChassisLink, Inc.,
8.250%, 11–7–19	3,613	3,493

Casinos & Gaming – 0.2%
Centaur Acquisition LLC,
8.750%, 2–20–20	675	680
Gateway Casinos & Entertainment Ltd.:
5.348%, 11–26–19 (E)	CAD960	754
6.016%, 11–26–19 (E)	2	2

		1,436

General Merchandise Stores – 1.3%
BJ’s Wholesale Club, Inc.,
8.500%, 3–31–20	$4,277	4,241
Orchard Acquisition Co. LLC,
7.000%, 2–8–19	6,795	6,591

		10,832

Housewares & Specialties – 0.5%
KIK Custom Products, Inc.:
5.500%, 4–29–19	2,185	2,182
9.500%, 10–29–19	2,105	2,104

		4,286

Movies & Entertainment – 0.8%
Formula One Holdings Ltd. and Delta Two S.a.r.l.,
7.750%, 7–29–22	5,686	5,648
Yonkers Racing Corp.,
8.750%, 8–20–20	843	759

		6,407

Restaurants – 0.3%
TGI Friday’s, Inc.:
5.250%, 7–15–20	169	169
5.250%, 7–15–20	12	12
9.250%, 7–15–21	1,971	1,974

		2,155

Specialized Consumer Services – 0.2%
Wand Intermediate I L.P.:
4.750%, 9–17–21	903	908
8.250%, 9–17–22	908	908

		1,816

Total Consumer Discretionary – 5.2%		43,607
Consumer Staples

Food Distributors – 0.2%
Performance Food Group, Inc.,
6.250%, 11–14–19	1,684	1,686

Food Retail – 0.3%
Focus Brands, Inc.,
10.250%, 8–21–18	2,837	2,837

Hypermarkets & Super Centers – 0.2%
GOBP Holdings, Inc.,
9.250%, 10–21–22	1,807	1,775

Packaged Foods & Meats – 0.2%
Shearer’s Foods LLC,
7.750%, 6–30–22	1,386	1,367

Total Consumer Staples – 0.9%		7,665
Energy

Coal & Consumable Fuels – 0.3%
Westmoreland Coal Co.,
7.500%, 12–16–20	2,520	2,513

Oil & Gas Drilling – 0.2%
KCA Deutag Alpha Ltd.,
6.250%, 5–16–20	2,448	2,048

Oil & Gas Equipment & Services – 0.2%
Regent Purchaser Investment, Inc.,
6.000%, 8–14–21	2,056	1,541

Oil & Gas Exploration & Production – 0.3%
Callon Petroleum Co.:
0.000%, 10–8–21 (G)	1,119	1,087
8.500%, 10–8–21	707	687
Sabine Oil & Gas LLC,
8.750%, 12–31–18	843	412

		2,186

Oil & Gas Refining & Marketing – 0.9%
Fieldwood Energy LLC,
8.375%, 9–30–20	5,704	4,160
Shelf Drilling Midco Ltd.,
10.000%, 10–8–18 (D)	4,713	3,181

		7,341

Oil & Gas Storage & Transportation – 0.2%
Bowie Resources Holdings LLC:
6.750%, 8–12–20	1,003	979
11.750%, 2–16–21	857	823

		1,802

Total Energy – 2.1%		17,431
Financials

Consumer Finance – 0.2%
TransFirst, Inc.,
9.000%, 11–12–22	1,315	1,316

Other Diversified Financial Services – 0.5%
WP Mustang Holdings LLC:
5.500%, 5–29–21	1,700	1,704
8.500%, 5–29–22	2,813	2,738

		4,442

Total Financials – 0.7%		5,758
Health Care

Health Care Facilities – 0.4%
Surgery Center Holdings, Inc.:
5.250%, 11–3–20	238	239
8.500%, 11–3–21	2,912	2,871

		3,110

Health Care Services – 0.3%
Accellent, Inc.,
7.500%, 3–12–22	1,414	1,340
Ikaria, Inc.,
8.750%, 2–12–22	1,525	1,542

		2,882

Health Care Supplies – 0.5%
Sage Products Holdings III LLC,
9.250%, 6–13–20	3,952	3,987

Health Care Technology – 0.6%
Carestream Health, Inc.,
9.500%, 12–7–19	3,330	3,315
Vitera Healthcare Solutions LLC:
6.000%, 11–4–20	1,259	1,259
9.250%, 11–4–21	765	746

		5,320

Life Sciences Tools & Services – 0.3%
Atrium Innovations, Inc.,
7.750%, 8–10–21	2,893	2,661

Total Health Care – 2.1%		17,960
Industrials

Air Freight & Logistics – 0.2%
DAE Aviation Holdings, Inc.,
7.750%, 8–5–19	2,037	2,040

Building Products – 0.7%
GYP Holdings III Corp.:
4.750%, 4–1–21	466	453
7.750%, 4–1–22	3,358	3,291
Hampton Rubber Co. & SEI Holding Corp.,
9.000%, 3–27–22	2,678	2,142

		5,886

Construction & Engineering – 0.2%
Tensar International Corp.:
5.750%, 7–10–21	823	757
9.500%, 7–10–22	1,122	872

		1,629

Diversified Support Services – 0.3%
Sprint Industrial Holdings LLC:
7.000%, 5–14–19	1,905	1,781
11.250%, 5–14–19	1,001	941

		2,722

Environmental & Facilities Services – 0.1%
Brickman Group Ltd. (The),
7.500%, 12–18–21	513	514

Industrial Conglomerates – 0.3%
Crosby Worldwide Ltd.,
7.000%, 11–22–21	2,438	2,145

Industrial Machinery – 1.1%
Capital Safety North America Holdings, Inc.,
6.500%, 3–28–22	3,608	3,530
Dynacast International LLC,
9.500%, 1–30–23	4,933	4,982
NN, Inc.,
6.000%, 8–29–21	720	720

		9,232

Research & Consulting Services – 0.3%
Larchmont Resources LLC,
8.250%, 8–7–19	3,162	2,835

Total Industrials – 3.2%		27,003
Information Technology

Application Software – 2.8%
Applied Systems, Inc.,
7.500%, 1–23–22	2,311	2,303
Aptean Holdings, Inc.:
5.250%, 2–27–20	1,519	1,485
8.500%, 2–27–21	1,022	980
Misys plc and Magic Newco LLC,
12.000%, 6–12–19	13,954	15,175
TIBCO Software, Inc.,
6.500%, 12–4–20	3,320	3,317

		23,260

Data Processing & Outsourced Services – 0.4%
Sedgwick Claims Management Services, Inc.,
6.750%, 2–28–22	3,395	3,302

Internet Software & Services – 0.7%
TravelCLICK, Inc. & TCH–2 Holdings LLC:
5.500%, 5–12–21	2,811	2,804
8.750%, 11–12–21	2,827	2,756
W3 Co.,
9.250%, 9–1–20	714	650

		6,210

IT Consulting & Other Services – 1.0%
Active Network, Inc. (The):
5.500%, 11–15–20	2,023	2,014
9.500%, 11–15–21	2,881	2,751
Triple Point Group Holdings, Inc.:
5.250%, 7–13–20	2,553	2,304
9.250%, 7–13–21	1,587	1,357

		8,426

Total Information Technology – 4.9%		41,198
Materials

Construction Materials – 0.6%
U.S. LBM Holdings LLC:
8.000%, 5–2–20	2,997	2,944
8.000%, 5–2–20	2,273	2,233

		5,177

Diversified Metals & Mining – 0.2%
EP Minerals LLC:
5.500%, 8–20–20	1,012	1,012
8.500%, 8–20–21	996	991

		2,003

Metal & Glass Containers – 0.1%
Consolidated Container Co. LLC,
7.750%, 1–3–20	830	768

Paper Packaging – 0.4%
FPC Holdings, Inc.,
9.250%, 5–27–20	1,740	1,644
Ranpak (Rack Merger),
8.250%, 10–1–22	1,982	1,979

		3,623

Specialty Chemicals – 0.7%
Chemstralia Ltd.,
7.250%, 2–26–22	4,473	4,384
Chromaflo Technologies Corp.,
8.250%, 6–2–20	1,394	1,366

		5,750

Total Materials – 2.0%		17,321
Telecommunication Services

Alternative Carriers – 0.2%
Cable & Wireless Communications,
6.500%, 12–31–16	1,330	1,333

Total Telecommunication Services – 0.2%		1,333
Utilities

Independent Power Producers & Energy Traders – 0.2%
Alinta Energy Finance PTY Ltd.:
0.000%, 8–13–19 (G)	67	67
6.375%, 8–13–19	1,374	1,372

		1,439

Total Utilities – 0.2%		1,439

TOTAL LOANS – 21.5%		$180,715
(Cost: $188,065)

SHORT-TERM SECURITIES
Commercial Paper (H) – 4.3%
Baxter International, Inc.,
0.630%, 4–15–15	8,000	7,998
Becton Dickinson & Co.,
0.430%, 4–2–15	5,000	5,000
Bemis Co., Inc.:
0.520%, 4–17–15	6,500	6,499
0.510%, 4–20–15	3,250	3,249
Kellogg Co.,
0.470%, 4–7–15	777	777
Mondelez International, Inc.:
0.400%, 4–2–15	3,000	3,000
0.460%, 4–8–15	5,000	4,999
PacifiCorp,
0.610%, 4–13–15	3,000	2,999
Walgreens Boots Alliance, Inc.,
0.500%, 4–10–15	1,500	1,500

		36,021

Master Note – 0.6%
Toyota Motor Credit Corp.,
0.130%, 4–1–15 (I)	5,294	5,294

TOTAL SHORT-TERM SECURITIES – 4.9%		$41,315
(Cost: $41,315)

TOTAL INVESTMENT SECURITIES – 98.0%		$825,412
(Cost: $850,464)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 2.0%		17,103

NET ASSETS – 100.0%		$842,515

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non–income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015 the total value of these securities amounted to $400,554 or 47.5% of net assets.

(D)	Payment-in-kind bonds.

(E)	Principal amounts are denominated in the indicated foreign currency, where applicable (CAD – Canadian Dollar, EUR – Euro and GBP – British Pound).

(F)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2015.

(G)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(H)	Rate shown is the yield to maturity at March 31, 2015.

(I)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2015. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at March 31, 2015:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	1,380	U.S. Dollar	2,079	4-13-15	Morgan Stanley International	$33	$—
Canadian Dollar	2,652	U.S. Dollar	2,100	4-13-15	Morgan Stanley International	6	—
Euro	2,518	U.S. Dollar	2,710	4-13-15	Morgan Stanley International	2	—

						$41	$—

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$—	$—	$55
Energy	403	—	—
Financials	848	—	—
Industrials	286	—	—
Utilities	153	—	—
Total Common Stocks	$1,690	$—	$55
Preferred Stocks	1,048	339	—
Warrants	—	36	—
Corporate Debt Securities	—	600,214	—
Loans	—	143,871	36,844
Short-Term Securities	—	41,315	—
Total	$2,738	$785,775	$36,899
Forward Foreign Currency Contracts	$—	$41	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Warrants	Corporate Debt Securities	Loans
Beginning Balance 1-1-15	$56	$39	$12,913	$53,090
Net realized gain (loss)	—	—	—	(51)
Net unrealized appreciation (depreciation)	(1)	—	—	5
Purchases	—	—	—	5,559
Sales	—	—	—	(676)
Amortization/Accretion of premium/discount	—	—	—	11
Transfers into Level 3 during the period	—	—	—	8,937
Transfers out of Level 3 during the period	—	(39)	(12,913)	(30,031)
Ending Balance 3-31-15	$55	$—	$—	$36,844
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 3-31-15	$(1)	$—	$—	$18

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. During the period ended March 31, 2015, there were no transfers between Levels 1 and 2.

Quantitative Information about Level 3 fair value measurements:

	Fair Value at 3-31-15	Valuation Technique(s)	Unobservable Input(s)
Assets
Common Stocks	$55	Broker	Broker quotes
Loans	$36,844	Third-party valuation service	Broker quotes

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at March 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$850,464
Gross unrealized appreciation	10,371
Gross unrealized depreciation	(35,423)
Net unrealized depreciation	$(25,052)

SCHEDULE OF INVESTMENTS International Core Equity (in thousands)	MARCH 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia

Consumer Staples – 1.1%
Coca-Cola Amatil Ltd.	931	$7,646

Financials – 1.3%
Macquarie Group Ltd.	152	8,882

Health Care – 0.5%
Cochlear Ltd.	53	3,665

Materials – 1.4%
Amcor Ltd.	881	9,419

Total Australia – 4.3%		$29,612
Brazil

Consumer Staples – 1.1%
Hypermarcas S.A. (A)	1,209	7,468

Telecommunication Services – 0.5%
TIM Participacoes S.A.	973	3,241

Total Brazil – 1.6%		$10,709
Canada

Consumer Discretionary – 0.6%
Magna International, Inc.	83	4,450

Total Canada – 0.6%		$4,450
China

Consumer Discretionary – 1.2%
JD.com, Inc. ADR (A)(B)	283	8,323

Consumer Staples – 1.4%
Kweichow Moutai Co. Ltd., Class A	304	9,612

Financials – 1.7%
China Construction Bank Corp.	13,179	10,948
Haitong Securities Co. Ltd., H Shares (A)	372	906

		11,854

Information Technology – 1.4%
Baidu.com, Inc. ADR (A)(B)	44	9,272

Total China – 5.7%		$39,061
Denmark

Financials – 1.1%
Danske Bank A.S.	294	7,754

Telecommunication Services – 1.1%
TDC A/S	1,009	7,230

Total Denmark – 2.2%		$14,984
France

Consumer Staples – 1.1%
Pernod Ricard	63	7,402

Energy – 1.1%
Total S.A.	152	7,565

Industrials – 3.7%
Bouygues S.A.	280	11,004
European Aeronautic Defence and Space Co.	117	7,590
Vinci	119	6,788

		25,382

Information Technology – 1.3%
Cap Gemini S.A.	107	8,747

Materials – 1.2%
Lafarge	129	8,339

Utilities – 1.4%
Gaz de France	473	9,351

Total France – 9.8%		$66,786
Germany

Financials – 1.2%
Commerzbank AG (A)	584	8,072

Health Care – 5.9%
Bayer AG	70	10,479
Fresenius Medical Care AG & Co. KGaA	121	10,095
Fresenius SE & Co. KGaA	329	19,639

		40,213

Industrials – 1.3%
Deutsche Lufthansa AG	647	9,098

Total Germany – 8.4%		$57,383
Ireland

Health Care – 1.4%
Shire Pharmaceuticals Group plc ADR(B)	40	9,667

Materials – 1.3%
James Hardie Industries plc, Class C	766	8,908

Total Ireland – 2.7%		$18,575
Israel

Health Care – 3.2%
Teva Pharmaceutical Industries Ltd. ADR (B)	349	21,720

Total Israel – 3.2%		$21,720

Japan

Consumer Discretionary – 2.1%
Mitsubishi Motors Corp.	945	8,549
Nissin Kogyo Co. Ltd.	370	5,883

		14,432

Energy – 1.1%
Inpex Corp.	654	7,229

Financials – 3.4%
Dai-ichi Mutual Life Insurance Co. (The)	737	10,719
Tokio Marine Holdings, Inc.	326	12,340

		23,059

Industrials – 4.5%
Dakin Industries Ltd.	112	7,480
Komatsu Ltd.	512	10,080
Mitsubishi Heavy Industries Ltd.	2,369	13,082

		30,642

Information Technology – 1.2%
Tokyo Electron Ltd.	120	8,379

Telecommunication Services – 1.9%
Softbank Corp.	225	13,065

Total Japan – 14.2%		$96,806
Netherlands

Financials – 1.3%
ING Groep N.V., Certicaaten Van Aandelen (A)	620	9,098

Total Netherlands – 1.3%		$9,098
South Korea

Consumer Discretionary – 1.1%
Hyundai Mobis	33	7,366

Information Technology – 1.1%
Samsung Electronics Co. Ltd.	6	7,494

Total South Korea – 2.2%		$14,860
Spain

Consumer Discretionary – 1.1%
Mediaset Espana Comunicacion S.A.	591	7,405

Financials – 1.5%
CaixaBank S.A.	2,165	10,277

Health Care – 1.1%
Grifols S.A.	183	7,869

Information Technology – 1.4%
Amadeus IT Holding S.A.	215	9,246

Total Spain – 5.1%		$34,797
Sweden

Financials – 1.3%
Investor AB, B Shares	231	9,232

Industrials – 1.2%
Sandvik AB	733	8,210

Materials – 2.4%
Svenska Cellulosa Aktiebolaget SCA (publ), Class B	706	16,296

Total Sweden – 4.9%		$33,738
Switzerland

Health Care – 1.1%
Roche Holdings AG, Genusscheine	28	7,614

Industrials – 1.5%
Adecco S.A.	124	10,367

Materials – 1.4%
Syngenta AG	27	9,120

Total Switzerland – 4.0%		$27,101
United Kingdom

Consumer Discretionary – 5.0%
Burberry Group plc	317	8,137
Carnival plc	51	2,498
Marks and Spencer Group plc	1,152	9,146
WPP Group plc	621	14,101

		33,882

Consumer Staples – 3.7%
Reckitt Benckiser Group plc	86	7,362
SABMiller plc	167	8,777
Unilever plc	225	9,414

		25,553

Energy – 1.1%
BP plc	1,149	7,443

Financials – 5.4%
Aviva plc	1,008	8,071
Legal & General Group plc	2,581	10,665
Prudential plc	407	10,086
Standard Chartered plc	489	7,926

		36,748

Health Care – 2.3%
GlaxoSmithKline plc	544	12,473
GlaxoSmithKline plc ADR	70	3,226

		15,699

Industrials – 1.2%
BAE Systems plc	1,097	8,519

Materials – 2.2%
Antofagasta plc	884	9,604
Rio Tinto plc	128	5,251

		14,855

Total United Kingdom – 20.9%		$142,699
United States

Consumer Discretionary – 0.8%
Carnival Corp.	110	5,282

Energy – 0.8%
United States Oil Fund L.P. (A)	351	5,919

Information Technology – 2.4%
Cognizant Technology Solutions Corp., Class A (A)(B)	159	9,921
Yahoo!, Inc. (A)(B)	143	6,353

		16,274

Total United States – 4.0%		$27,475

TOTAL COMMON STOCKS – 95.1%		$649,854
(Cost: $612,506)

PREFERRED STOCKS
Germany

Consumer Discretionary – 2.4%
Volkswagen AG, 2.260%	62	16,648

Total Germany – 2.4%		$16,648

TOTAL PREFERRED STOCKS – 2.4%		$16,648
(Cost: $15,445)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 1.4%
Danaher Corp.
0.080%, 4–10–15	$6,000	6,000
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.)
0.320%, 4–7–15	4,000	4,000

		10,000

Master Note – 0.5%
Toyota Motor Credit Corp.
0.130%, 4–1–15 (D)	3,182	3,182

TOTAL SHORT-TERM SECURITIES – 1.9%		$13,182
(Cost: $13,181)

TOTAL INVESTMENT SECURITIES – 99.4%		$679,684
(Cost: $641,132)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.6%		4,108

NET ASSETS – 100.0%		$683,792

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $862 are held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(C)	Rate shown is the yield to maturity at March 31, 2015.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2015. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at March 31, 2015:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Chinese Yuan Renminbi	427,885	U.S. Dollar	67,389	6–12–15	Deutsche Bank AG	$—	$988

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$649,854	$—	$—
Preferred Stocks	16,648	—	—
Short-Term Securities	—	13,182	—
Total	$666,502	$13,182	$—
Liabilities
Forward Foreign Currency Contracts	$—	$988	$—

During the period ended March 31, 2015, securities totaling $464,397 were transferred from Level 2 to Level 1 due to increased availability of observable market data due to increased market activity or information for these securities. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 31, 2014.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at March 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$641,132
Gross unrealized appreciation	63,573
Gross unrealized depreciation	(25,021)
Net unrealized appreciation	$38,552

SCHEDULE OF INVESTMENTS Limited-Term Bond (in thousands)	MARCH 31, 2015 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value
Consumer Discretionary

Apparel Retail – 0.6%
Limited Brands, Inc., 8.500%, 6–15–19	$2,000	$2,399

Apparel, Accessories & Luxury Goods – 2.1%
Hanesbrands, Inc., 6.375%, 12–15–20	4,338	4,604
LVMH Moet Hennessy – Louis Vuitton, 1.625%, 6–29–17 (A)	4,000	4,039

		8,643

Auto Parts & Equipment – 0.6%
BorgWarner Automotive, Inc., 8.000%, 10–1–19	2,000	2,436

Automobile Manufacturers – 2.1%
General Motors Co.:
3.500%, 10–2–18	1,296	1,328
4.875%, 10–2–23	1,500	1,624
Toyota Motor Credit Corp.:
2.000%, 9–15–16	1,750	1,784
2.000%, 10–24–18	4,000	4,081

		8,817

Automotive Retail – 0.8%
AutoZone, Inc.,
1.300%, 1–13–17	3,500	3,506

Broadcasting – 0.2%
CBS Corp., 7.625%, 1–15–16	1,000	1,053

Cable & Satellite – 3.2%
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc.:
5.875%, 10–1–19	2,592	2,986
3.950%, 1–15–25	1,245	1,283
Lender Processing Services, Inc. and Black Knight Lending Solutions, Inc., 5.750%, 4–15–23	1,654	1,753
TCI Communications, Inc., 8.750%, 8–1–15	1,415	1,453
Time Warner Cable, Inc., 5.850%, 5–1–17	1,901	2,067
Time Warner Co., Inc. (GTD by Time Warner, Inc.), 7.250%, 10–15–17	3,337	3,820

		13,362

Department Stores – 0.3%
Macy’s Retail Holdings, Inc., 7.450%, 7–15–17	1,000	1,130

General Merchandise Stores – 1.0%
Dollar General Corp.,
4.125%, 7–15–17	4,000	4,207

Home Improvement Retail – 0.5%
Lowe’s Co., Inc., 2.125%, 4–15–16	2,000	2,027

Internet Retail – 1.3%
Amazon.com, Inc.:
1.200%, 11–29–17	2,000	2,000
3.800%, 12–5–24	3,520	3,700

		5,700

Leisure Products – 0.2%
Mattel, Inc., 2.500%, 11–1–16	1,000	1,017

Total Consumer Discretionary – 12.9%		54,297
Consumer Staples

Brewers – 2.0%
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB), 7.750%, 1–15–19	1,176	1,422
Heineken N.V., 1.400%, 10–1–17 (A)	2,000	2,010
International CCE, Inc., 2.125%, 9–15–15	1,075	1,082
SABMiller plc, 6.500%, 7–15–18 (A)	3,500	4,006

		8,520

Distillers & Vintners – 0.7%
Beam, Inc., 1.875%, 5–15–17	2,672	2,691

Food Distributors – 1.4%
Bestfoods, 7.000%, 10–15–17	2,500	2,851
Wm. Wrigley Jr. Co.:
2.000%, 10–20–17 (A)	1,000	1,011
2.400%, 10–21–18 (A)	2,000	2,036

		5,898

Food Retail – 0.6%
Kroger Co. (The), 6.800%, 12–15–18	2,245	2,638

Packaged Foods & Meats – 0.8%
Tyson Foods, Inc. (GTD by Tyson Fresh Meats, Inc.), 2.650%, 8–15–19	3,059	3,132

Total Consumer Staples – 5.5%		22,879
Energy

Integrated Oil & Gas – 0.8%
Phillips Petroleum Co., 6.650%, 7–15–18	1,500	1,741
Statoil ASA (GTD by Statoil Petroleum AS), 1.950%, 11–8–18	1,500	1,521

		3,262

Oil & Gas Equipment & Services – 1.4%
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.), 6.500%, 1–31–19	3,000	3,468
Schlumberger Investment S.A. (GTD by Schlumberger Ltd.), 1.950%, 9–14–16 (A)	1,000	1,017
Schlumberger Norge A.S., 1.250%, 8–1–17 (A)	1,500	1,501

		5,986

Oil & Gas Exploration & Production – 2.7%
BP Capital Markets plc, 1.674%, 2–13–18	3,750	3,767
ConocoPhillips Co. (GTD by ConocoPhillips), 3.350%, 11–15–24	1,250	1,288
EQT Corp., 8.125%, 6–1–19	2,650	3,166
Marathon Oil Corp., 0.900%, 11–1–15	2,000	2,001
Plains Exploration & Production Co., 6.875%, 2–15–23	1,000	1,061

		11,283

Oil & Gas Refining & Marketing – 0.6%
Shell International Finance B.V. (GTD by Royal Dutch Shell plc), 2.000%, 11–15–18	2,625	2,675

Oil & Gas Storage & Transportation – 2.7%
Copano Energy LLC and Copano Energy Finance Corp., 7.125%, 4–1–21	995	1,074
DCP Midstream Operating L.P. (GTD by DCP Midstream Partners L.P.), 3.250%, 10–1–15	1,500	1,507
El Paso Corp., 7.000%, 6–15–17	4,700	5,183
Kinder Morgan Energy Partners L.P., 5.950%, 2–15–18	3,000	3,316

		11,080

Total Energy – 8.2%		34,286
Financials

Asset Management & Custody Banks – 0.9%
Ares Capital Corp., 3.875%, 1–15–20	3,820	3,887

Consumer Finance – 7.5%
American Express Co., 7.000%, 3–19–18	3,000	3,465
American Express Credit Corp., 1.300%, 7–29–16	1,978	1,989
American Honda Finance Corp.:
7.625%, 10–1–18 (A)	1,000	1,196
2.125%, 10–10–18	3,000	3,056
Capital One Bank USA N.A., 2.150%, 11–21–18	2,000	2,016
Capital One Financial Corp., 6.750%, 9–15–17	1,000	1,125

Capital One N.A., 2.400%, 9–5–19	1,000	1,004
Caterpillar Financial Services Corp., 1.000%, 11–25–16	3,000	3,012
Discover Financial Services, 3.950%, 11–6–24	4,200	4,319
Ford Motor Credit Co. LLC:
1.500%, 1–17–17	1,000	1,002
5.000%, 5–15–18	3,626	3,953
Hyundai Capital America:
1.875%, 8–9–16 (A)	1,000	1,009
2.875%, 8–9–18 (A)	1,000	1,030
Western Union Co. (The), 5.930%, 10–1–16	3,000	3,199

		31,375

Diversified Banks – 5.0%
Bank of America Corp.:
5.650%, 5–1–18	1,000	1,109
2.600%, 1–15–19	2,000	2,035
Bank of New York Mellon Corp. (The), 2.300%, 9–11–19	3,550	3,613
Bank of Nova Scotia (The), 2.050%, 10–30–18	2,500	2,534
Bear Stearns Co., Inc. (The), 6.400%, 10–2–17	2,000	2,231
Commonwealth Bank of Australia, 2.250%, 3–13–19	2,500	2,534
HSBC Bank plc, 3.100%, 5–24–16 (A)	1,000	1,027
U.S. Bancorp, 2.200%, 11–15–16	1,000	1,021
Wachovia Corp., 5.750%, 2–1–18	1,500	1,677
Wells Fargo & Co., 2.150%, 1–15–19	2,000	2,031
Wells Fargo & Co., 2.125%, 4–22–19	1,000	1,012

		20,824

Investment Banking & Brokerage – 1.8%
Goldman Sachs Group, Inc. (The), 3.700%, 8–1–15	1,000	1,010
Merrill Lynch & Co., Inc., 6.400%, 8–28–17	2,000	2,216
Morgan Stanley:
6.000%, 4–28–15	2,000	2,008
5.950%, 12–28–17	2,000	2,217

		7,451

Life & Health Insurance – 3.1%
Aflac, Inc.:
8.500%, 5–15–19	2,917	3,683
3.625%, 11–15–24	3,250	3,406
MetLife, Inc.:
5.000%, 6–15–15	1,553	1,567
6.817%, 8–15–18	3,058	3,563
Prudential Financial, Inc.,
4.750%, 9–17–15	1,000	1,018

		13,237

Other Diversified Financial Services – 4.7%
Citigroup, Inc.:
1.300%, 11–15–16	2,000	2,003
2.550%, 4–8–19	3,000	3,058
Daimler Finance North America LLC,
1.300%, 7–31–15 (A)	1,760	1,765
Fidelity National Financial, Inc.,
6.600%, 5–15–17	1,000	1,092
John Deere Capital Corp.,
1.200%, 10–10–17	2,986	2,989
JPMorgan Chase & Co.,
6.000%, 1–15–18	3,316	3,709
Moody’s Corp.,
2.750%, 7–15–19	1,050	1,073
TIAA Asset Management Finance Co. LLC,
2.950%, 11–1–19 (A)	4,000	4,100

		19,789

Property & Casualty Insurance – 1.0%
Berkshire Hathaway, Inc., 2.100%, 8–14–19	4,000	4,093

Regional Banks – 0.9%
PNC Bank N.A., 1.300%, 10–3–16	2,000	2,012
PNC Funding Corp. (GTD by PNC Financial Services Group, Inc.), 6.700%, 6–10–19	1,447	1,721

		3,733

Specialized REITs – 0.0%
Crown Castle International Corp., 5.250%, 1–15–23	200	210

Total Financials – 24.9%		104,599
Health Care

Biotechnology – 0.7%
Amgen, Inc.:
5.850%, 6–1–17	2,373	2,607
6.150%, 6–1–18	102	116

		2,723

Health Care Equipment – 1.5%
Medtronic, Inc., 3.500%, 3–15–25 (A)	4,295	4,494
Stryker Corp., 2.000%, 9–30–16	1,772	1,800

		6,294

Health Care Services – 1.0%
Quest Diagnostics, Inc.:
3.200%, 4–1–16	1,000	1,023
6.400%, 7–1–17	3,000	3,372

		4,395

Health Care Supplies – 1.9%
Cardinal Health, Inc., 3.500%, 11–15–24	3,775	3,894
Catholic Health Initiatives, 2.600%, 8–1–18	3,000	3,082
DENTSPLY International, Inc., 2.750%, 8–15–16	1,000	1,019

		7,995

Pharmaceuticals – 3.8%
AbbVie, Inc., 1.200%, 11–6–15	2,100	2,103
Actavis Funding SCS (GTD by Warner Chilcott Ltd., Actavis Capital S.a.r.l. and Actavis, Inc.), 2.350%, 3–12–18	1,950	1,976
Merck Sharp & Dohme Corp., 5.000%, 6–30–19	3,000	3,401
Mylan, Inc.:
1.350%, 11–29–16	1,500	1,498
7.875%, 7–15–20 (A)	4,500	4,754
Roche Holdings, Inc., 6.000%, 3–1–19 (A)	2,002	2,318

		16,050

Total Health Care – 8.9%		37,457
Industrials

Air Freight & Logistics – 0.7%
FedEx Corp., 8.000%, 1–15–19	2,252	2,731

Airlines – 0.6%
Southwest Airlines Co., 5.125%, 3–1–17	2,263	2,419

Construction Machinery & Heavy Trucks – 1.1%
Joy Global, Inc., 6.000%, 11–15–16	4,500	4,828

Environmental & Facilities Services – 1.7%
Republic Services, Inc., 3.800%, 5–15–18	4,000	4,240
Waste Management, Inc., 6.100%, 3–15–18	2,540	2,868

		7,108

Industrial Conglomerates – 2.2%
Danaher Corp., 5.400%, 3–1–19	3,750	4,270
General Electric Capital Corp.:
5.625%, 9–15–17	1,000	1,105
5.625%, 5–1–18	3,500	3,929

		9,304

Railroads – 0.7%
Burlington Northern Santa Fe Corp., 5.750%, 3–15–18	2,750	3,083

Trading Companies & Distributors – 0.5%
HD Supply, Inc., 5.250%, 12–15–21 (A)	2,054	2,116

Trucking – 1.5%
Penske Truck Leasing Co. L.P., 2.500%, 3–15–16 (A)	4,000	4,058
Ryder System, Inc., 2.450%, 11–15–18	2,000	2,034

		6,092

Total Industrials – 9.0%		37,681
Information Technology

Data Processing & Outsourced Services – 0.6%
Alliance Data Systems Corp.:
6.375%, 4–1–20 (A)	1,000	1,035
5.375%, 8–1–22 (A)	1,424	1,420

		2,455

Electronic Manufacturing Services – 0.7%
Jabil Circuit, Inc., 7.750%, 7–15–16	3,000	3,218

Systems Software – 1.0%
CA, Inc., 5.375%, 12–1–19	3,645	4,076

Technology Hardware, Storage & Peripherals – 1.3%
Apple, Inc., 1.550%, 2–7–20	5,350	5,316

Total Information Technology – 3.6%		15,065

Materials

Diversified Chemicals – 0.3%
Dow Chemical Co. (The), 4.250%, 11–15–20	1,168	1,281

Diversified Metals & Mining – 0.4%
Rio Tinto Finance (USA) Ltd., 2.250%, 9–20–16	1,500	1,530

Fertilizers & Agricultural Chemicals – 0.7%
Potash Corp. of Saskatchewan, Inc., 6.500%, 5–15–19	2,570	3,027

Metal & Glass Containers – 0.3%
FBG Finance Ltd., 7.875%, 6–1–16 (A)	1,000	1,076

Specialty Chemicals – 1.3%
Methanex Corp., 3.250%, 12–15–19	5,500	5,627

Total Materials – 3.0%		12,541
Telecommunication Services

Integrated Telecommunication Services – 0.9%
CC Holdings GS V LLC, 2.381%, 12–15–17	1,000	1,008
Verizon Communications, Inc., 6.350%, 4–1–19	2,455	2,857

		3,865

Wireless Telecommunication Service – 0.8%
American Tower Corp.:
7.000%, 10–15–17	2,000	2,252
5.900%, 11–1–21	1,000	1,153

		3,405

Total Telecommunication Services – 1.7%		7,270
Utilities

Electric Utilities – 1.5%
Kansas City Power & Light Co., 7.150%, 4–1–19	2,590	3,106
Southern Co. (The), 2.150%, 9–1–19	3,175	3,193

		6,299

Multi-Utilities – 0.8%
Dominion Resources, Inc., 6.400%, 6–15–18	3,000	3,431

Total Utilities – 2.3%		9,730

TOTAL CORPORATE DEBT SECURITIES – 80.0%		$335,805
(Cost: $331,183)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 1.1%
Ukraine Government AID Bond, 1.844%, 5–16–19	4,500	4,577

Mortgage-Backed Obligations – 12.3%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO, 4.000%, 6–15–26	4,488	4,854
Federal Home Loan Mortgage Corp. Fixed Rate Pass–Through Certificates:
3.000%, 8–1–28	4,516	4,731
3.000%, 9–1–28	4,340	4,544
3.500%, 10–1–28	4,927	5,257
Federal National Mortgage Association Agency REMIC/CMO:
3.000%, 2–25–25	2,658	2,805
2.000%, 4–25–39	1,580	1,566
Federal National Mortgage Association Fixed Rate Pass–Through Certificates:
2.000%, 12–30–15	1,000	1,013
4.580%, 6–1–19	3,656	4,049
3.680%, 2–1–21	1,572	1,646
4.380%, 6–1–21	1,854	2,081
5.500%, 10–1–21	999	1,081
5.450%, 10–18–21	4,640	4,984
5.500%, 11–1–22	365	393
3.000%, 7–1–28	4,291	4,498
3.000%, 9–1–28	2,297	2,409
4.000%, 12–1–31	3,607	3,894
Government National Mortgage Association Agency REMIC/CMO, 2.000%, 3–16–42	1,940	1,917

		51,722

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 13.4%		$56,299
(Cost: $55,356)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 3.5%
U.S. Treasury Notes:
0.750%, 10–31–17	5,000	4,999
2.750%, 2–28–18	9,000	9,485

		14,484

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 3.5%		$14,484
(Cost: $14,474)

SHORT–TERM SECURITIES
Commercial Paper (B) – 2.1%
J.M. Smucker Co. (The), 0.280%, 4–1–15	5,709	5,709
National Oilwell Varco, Inc., 0.130%, 4–15–15	3,000	3,000

		8,709

TOTAL SHORT-TERM SECURITIES – 2.1%		$8,709
(Cost: $8,709)

TOTAL INVESTMENT SECURITIES – 99.0%		$415,297
(Cost: $409,722)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.0%		4,212

NET ASSETS – 100.0%		$419,509

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015 the total value of these securities amounted to $47,018 or 11.2% of net assets.

(B)	Rate shown is the yield to maturity at March 31, 2015.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$335,805	$—
United States Government Agency Obligations	—	56,299	—
United States Government Obligations	—	14,484	—
Short-Term Securities	—	8,709	—
Total	$—	$415,297	$—

During the period ended March 31, 2015, securities totaling $1,737 were transferred from Level 3 to Level 2 due to increased availability of observable market data due to increased market activity or information for these securities. Transfers out of Level 3 represent the values as of the beginning of the reporting period. There were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

AID = Agency International Development

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at March 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$409,722
Gross unrealized appreciation	5,800
Gross unrealized depreciation	(225)
Net unrealized appreciation	$5,575

SCHEDULE OF INVESTMENTS Micro Cap Growth (in thousands)	MARCH 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel Retail – 1.4%
Boot Barn Holdings, Inc. (A)	20	$476
Christopher & Banks Corp. (A)	91	506

		982

Apparel, Accessories & Luxury Goods – 1.0%
Movado Group, Inc.	25	724

Broadcasting – 0.6%
Entravision Communications Corp.	69	437

Catalog Retail – 0.1%
ValueVision Media, Inc. (A)	15	101

Education Services – 1.8%
2U, Inc. (A)	50	1,287

Home Improvement Retail – 1.0%
Tile Shop Holdings, Inc. (A)	57	685

Homebuilding – 0.8%
M/I Homes, Inc. (A)	23	553

Homefurnishing Retail – 0.9%
Kirkland’s, Inc. (A)	27	646

Hotels, Resorts & Cruise Lines – 0.5%
Morgans Hotel Group Co. (A)	49	377

Leisure Products – 3.5%
Arctic Cat, Inc.	19	694
Malibu Boats, Inc., Class A (A)	34	796
Nautilus Group, Inc. (The) (A)	64	980

		2,470

Movies & Entertainment – 1.4%
Rentrak Corp.(A)	17	950

Restaurants – 4.8%
Dave & Buster’s Entertainment, Inc. (A)	21	627
Del Frisco’s Restaurant Group, Inc. (A)	36	731
El Pollo Loco Holdings, Inc. (A)	25	651
Habit Restaurants, Inc. (The), Class A (A)	17	550
Red Robin Gourmet Burgers, Inc. (A)	9	800

		3,359

Specialty Stores – 1.4%
Build-A-Bear Workshop, Inc. (A)	49	965

Total Consumer Discretionary – 19.2%		13,536
Consumer Staples

Food Distributors – 0.7%
Chefs’ Warehouse Holdings LLC (The) (A)	21	462

Food Retail – 1.3%
Natural Grocers by Vitamin Cottage, Inc. (A)	34	947

Packaged Foods & Meats – 0.7%
Inventure Foods, Inc. (A)	46	510

Personal Products – 2.4%
IGI Laboratories, Inc. (A)	80	651
Inter Parfums, Inc.	32	1,051

		1,702

Total Consumer Staples – 5.1%		3,621
Energy

Oil & Gas Drilling – 0.4%
Pioneer Drilling Co. (A)	52	280

Oil & Gas Equipment & Services – 1.0%
Basic Energy Services, Inc. (A)	29	202
RigNet, Inc. (A)	17	497

		699

Oil & Gas Exploration & Production – 0.3%
Triangle Petroleum Corp. (A)	40	199

Total Energy – 1.7%		1,178
Financials

Asset Management & Custody Banks – 1.6%
Actua Corp. (A)	23	363
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	39	720

		1,083

Investment Banking & Brokerage – 0.7%
Marcus & Millichap, Inc. (A)	13	487

Office REITs – 0.6%
City Office REIT, Inc.	33	422

Specialized REITs – 1.0%
Ashford Hospitality Prime, Inc.	42	711

Thrifts & Mortgage Finance – 0.4%
PennyMac Financial Services, Inc., Class A (A)	17	295

Total Financials – 4.3%		2,998
Health Care

Biotechnology – 15.1%
Acceleron Pharma, Inc. (A)	14	525
Ardelyx, Inc. (A)	33	429
Argos Therapeutics, Inc. (A)	40	354
Auspex Pharmaceuticals, Inc. (A)	25	2,537
Cara Therapeutics, Inc. (A)	48	484
Concert Pharmaceuticals, Inc. (A)	50	756
Enanta Pharmaceuticals, Inc. (A)	27	812
NewLink Genetics Corp. (A)	21	1,165
Repligen Corp. (A)	55	1,667
Retrophin, Inc. (A)	47	1,119
Synergy Pharmaceuticals, Inc. (A)	70	325
Verastem, Inc. (A)	49	501

		10,674

Health Care Equipment – 4.6%
Avinger, Inc. (A)	28	314
Cardiovascular Systems, Inc. (A)	28	1,077
K2M Group Holdings, Inc. (A)	32	710
Oxford Immunotec Global plc (A)	47	663
Sunshine Heart, Inc. (A)	58	244
Veracyte, Inc. (A)	31	223

		3,231

Health Care Facilities – 2.3%
AAC Holdings, Inc. (A)	26	795
Surgical Care Affiliates, Inc. (A)	23	800

		1,595

Health Care Services – 2.7%
Adeptus Health, Inc., Class A (A)	21	1,070
Cross Country Healthcare, Inc. (A)	73	864

		1,934

Health Care Supplies – 2.0%
Quidel Corp. (A)	48	1,295
TearLab Corp. (A)	70	140

		1,435

Health Care Technology – 1.9%
HealthStream, Inc. (A)	24	600
Imprivata, Inc. (A)	53	736

		1,336

Pharmaceuticals – 7.1%
Aerie Pharmaceuticals, Inc. (A)	44	1,388
Intersect ENT, Inc. (A)	33	853
Intra-Cellular Therapies, Inc. (A)	30	726
Pernix Therapeutics Holdings, Inc. (A)	102	1,088
ZS Pharma, Inc. (A)	24	997

		5,052

Total Health Care – 35.7%		25,257
Industrials
Building Products – 2.9%
Builders FirstSource, Inc. (A)	71	471
NCI Building Systems, Inc. (A)	50	860
PGT, Inc. (A)	62	694

		2,025

Construction & Engineering – 0.8%
Orion Marine Group, Inc. (A)	62	547

Construction Machinery & Heavy Trucks – 0.9%
Wabash National Corp.(A)	47	657

Electrical Components & Equipment – 1.2%
Enphase Energy, Inc. (A)	44	584
Orion Energy Systems, Inc. (A)	79	247

		831

Industrial Machinery – 0.8%
Neff Corp., Class A (A)	57	603

Office Services & Supplies – 2.2%
ARC Document Solutions, Inc. (A)	108	999
CyrusOne, Inc.	19	585

		1,584

Trucking – 3.6%
Celadon Group, Inc.	12	332
Covenant Transportation Group, Inc., Class A (A)	33	1,104
Marten Transport Ltd.	26	604
Roadrunner Transportation Systems, Inc. (A)	20	493

		2,533

Total Industrials – 12.4%		8,780
Information Technology

Application Software – 2.6%
Callidus Software, Inc. (A)	99	1,249
Materialise N.V. ADR (A)	31	218
Yodlee, Inc. (A)	27	362

		1,829

Communications Equipment – 1.6%
Ruckus Wireless, Inc. (A)	49	629
ShoreTel, Inc. (A)	70	478

		1,107

Electronic Equipment & Instruments – 0.5%
CUI Global, Inc. (A)	67	393

Electronic Manufacturing Services – 0.8%
M/A-COM Technology Solutions Holdings, Inc. (A)	15	563

Home Entertainment Software – 0.4%
Glu Mobile, Inc. (A)	51	254

Internet Software & Services – 3.7%
Amber Road, Inc. (A)	69	640
Boingo Wireless, Inc. (A)	50	375
Q2 Holdings, Inc. (A)	30	623
SPS Commerce, Inc. (A)	8	510
Tech Target, Inc. (A)	44	505

		2,653

IT Consulting & Other Services – 1.1%
Virtusa Corp. (A)	18	757

Semiconductor Equipment – 1.8%
MaxLinear, Inc., Class A (A)	60	489
Nanometrics, Inc. (A)	25	419
Ultra Clean Holdings, Inc. (A)	54	382

		1,290

Semiconductors – 0.7%
Exar Corp. (A)	50	501

Systems Software – 2.5%
Barracuda Networks, Inc. (A)	14	539
TubeMogul, Inc. (A)	52	720
Varonis Systems, Inc. (A)	19	487

		1,746

Technology Hardware, Storage & Peripherals – 0.6%
Datalink Corp. (A)	37	447

Total Information Technology – 16.3%		11,540
Telecommunication Services

Alternative Carriers – 1.0%
inContact, Inc. (A)	65	711

Integrated Telecommunication Services – 1.4%
Global Telecom & Technology, Inc. (A)	53	1,008

Wireless Telecommunication Service – 0.8%
RingCentral, Inc., Class A (A)	35	532

Total Telecommunication Services – 3.2%		2,251

TOTAL COMMON STOCKS – 97.9%		$69,161
(Cost: $53,560)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 2.5%
J.M. Smucker Co. (The),
0.280%, 4–1–15	$1,799	1,799

TOTAL SHORT-TERM SECURITIES – 2.5%		$1,799
(Cost: $1,799)

TOTAL INVESTMENT SECURITIES – 100.4%		$70,960
(Cost: $55,359)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.4)%		(262)

NET ASSETS – 100.0%		$70,698

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at March 31, 2015.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2015:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$69,161	$—	$—
Short-Term Securities	—	1,799	—
Total	$69,161	$1,799	$—

During the period ended March 31, 2015, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

REIT = Real Estate Investment Trust

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at March 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$55,359
Gross unrealized appreciation	19,985
Gross unrealized depreciation	(4,384)
Net unrealized appreciation	$15,601

SCHEDULE OF INVESTMENTS Mid Cap Growth (in thousands)	MARCH 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel Retail – 4.6%
DSW, Inc., Class A	195	$7,207
Ross Stores, Inc.	83	8,750
Urban Outfitters, Inc. (A)	244	11,150

		27,107

Apparel, Accessories & Luxury Goods – 5.1%
Burberry Group plc (B)	267	6,852
Carter’s, Inc.	96	8,850
Fifth & Pacific Co., Inc. (A)	142	4,734
Polo Ralph Lauren Corp.	35	4,629
Under Armour, Inc., Class A (A)	59	4,742

		29,807

Auto Parts & Equipment – 1.0%
Gentex Corp.	327	5,984

Department Stores – 1.5%
Nordstrom, Inc.	108	8,657

Internet Retail – 0.6%
TripAdvisor, Inc. (A)	43	3,597

Leisure Products – 2.1%
Mattel, Inc.	291	6,647
Polaris Industries, Inc.	41	5,806

		12,453

Restaurants – 1.7%
Dunkin’ Brands Group, Inc.	209	9,943

Specialty Stores – 3.1%
Tiffany & Co.	72	6,316
Ulta Salon, Cosmetics & Fragrance, Inc. (A)	80	12,038

		18,354

Total Consumer Discretionary – 19.7%		115,902
Consumer Staples

Distillers & Vintners – 0.9%
Brown-Forman Corp., Class B	60	5,397

Food Retail – 1.0%
Whole Foods Market, Inc.	113	5,886

Packaged Foods & Meats – 4.4%
Hain Celestial Group, Inc. (The) (A)	192	12,273
Mead Johnson Nutrition Co.	132	13,274

		25,547

Personal Products – 1.0%
Coty, Inc., Class A	253	6,129

Total Consumer Staples – 7.3%		42,959
Energy

Oil & Gas Equipment & Services – 0.7%
Dril-Quip, Inc. (A)	60	4,136

Oil & Gas Exploration & Production – 6.0%
Cabot Oil & Gas Corp.	268	7,925
Cimarex Energy Co.	41	4,697
Continental Resources, Inc. (A)	187	8,181
Noble Energy, Inc.	108	5,295
Oasis Petroleum LLC (A)	233	3,307
Southwestern Energy Co. (A)	246	5,716

		35,121

Total Energy – 6.7%		39,257
Financials

Asset Management & Custody Banks – 3.7%
Northern Trust Corp.	252	17,578
Oaktree Capital Group LLC	84	4,332

		21,910

Regional Banks – 4.7%
First Republic Bank	214	12,204
Signature Bank (A)	97	12,523
UMB Financial Corp.	58	3,085

		27,812

Specialized Finance – 1.3%
CME Group, Inc.	80	7,569

Total Financials – 9.7%		57,291
Health Care

Biotechnology – 6.6%
ACADIA Pharmaceuticals, Inc. (A)	129	4,218
Alkermes plc(A)	142	8,663

BioMarin Pharmaceutical, Inc. (A)	89	11,069
Incyte Corp. (A)	64	5,901
Medivation, Inc. (A)	71	9,223

		39,074

Health Care Distributors – 1.5%
Henry Schein, Inc. (A)	63	8,768

Health Care Equipment – 4.5%
Intuitive Surgical, Inc. (A)	32	16,381
Varian Medical Systems, Inc. (A)	105	9,851

		26,232

Health Care Facilities – 1.1%
Acadia Healthcare Co., Inc. (A)	90	6,452

Health Care Supplies – 1.4%
Align Technology, Inc. (A)	154	8,283

Health Care Technology – 1.1%
Cerner Corp. (A)	91	6,647

Pharmaceuticals – 2.0%
Zoetis, Inc.	247	11,447

Total Health Care – 18.2%		106,903
Industrials

Air Freight & Logistics – 2.3%
Expeditors International of Washington, Inc.	279	13,458

Building Products – 2.0%
Fortune Brands Home & Security, Inc.	245	11,632

Construction Machinery & Heavy Trucks – 0.9%
Joy Global, Inc.	138	5,411

Electrical Components & Equipment – 1.2%
Generac Holdings, Inc. (A)	24	1,145
Polypore International, Inc. (A)(C)	100	5,881

		7,026

Environmental & Facilities Services – 1.5%
Stericycle, Inc. (A)	63	8,794

Industrial Machinery – 1.5%
Flowserve Corp.	155	8,747

Research & Consulting Services – 4.5%
CoStar Group, Inc. (A)	47	9,300
Towers Watson & Co., Class A	57	7,530
Verisk Analytics, Inc., Class A (A)	136	9,707

		26,537

Trading Companies & Distributors – 1.9%
Fastenal Co.	266	11,038

Trucking – 0.5%
J.B. Hunt Transport Services, Inc.	34	2,934

Total Industrials – 16.3%		95,577
Information Technology

Application Software – 1.3%
ANSYS, Inc. (A)	84	7,423

Communications Equipment – 1.2%
F5 Networks, Inc. (A)	62	7,097

Data Processing & Outsourced Services – 1.5%
Alliance Data Systems Corp. (A)	30	9,023

Home Entertainment Software – 3.1%
Electronic Arts, Inc. (A)	309	18,196

Internet Software & Services – 4.1%
GrubHub, Inc. (A)	178	8,092
Pandora Media, Inc. (A)	631	10,236
WebMD Health Corp., Class A (A)	127	5,564

		23,892

IT Consulting & Other Services – 1.5%
Teradata Corp. (A)	207	9,145

Semiconductors – 2.1%
Microchip Technology, Inc.	255	12,452

Systems Software – 1.3%
ServiceNow, Inc. (A)	101	7,929

Technology Hardware, Storage & Peripherals – 0.8%
SanDisk Corp.	70	4,472

Total Information Technology – 16.9%		99,629

Materials

Fertilizers & Agricultural Chemicals – 1.0%
Scotts Miracle-Gro Co. (The)	88	5,937

Specialty Chemicals – 1.0%
Valspar Corp. (The)	66	5,581

Total Materials – 2.0%		11,518

TOTAL COMMON STOCKS – 96.8%		$569,036
(Cost: $473,799)

SHORT-TERM SECURITIES	Principal
Commercial Paper (D) – 2.2%
Danaher Corp.,
0.080%, 4–10–15	$3,000	3,000
Kellogg Co.,
0.520%, 4–22–15	5,000	4,998
National Oilwell Varco, Inc.,
0.160%, 5–13–15	5,000	4,999

		12,997

Master Note – 0.9%
Toyota Motor Credit Corp.,
0.130%, 4–1–15 (E)	5,460	5,460

TOTAL SHORT-TERM SECURITIES – 3.1%		$18,457
(Cost: $18,457)

TOTAL INVESTMENT SECURITIES – 99.9%		$587,493
(Cost: $492,256)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		613

NET ASSETS – 100.0%		$588,106

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	All or a portion of securities with an aggregate value of $919 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(D)	Rate shown is the yield to maturity at March 31, 2015.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2015. Date shown represents the date that the variable rate resets.

The following written options were outstanding at March 31, 2015 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
ACADIA Pharmaceuticals, Inc.	Goldman Sachs International	Put	632	May 2015	$28.00	$78	$(46)
Dril-Quip, Inc.	Citibank N.A.	Call	315	April 2015	70.00	38	(30)
Pacira Pharmaceuticals, Inc.	Goldman Sachs International	Put	329	May 2015	85.00	115	(154)
						$231	$(230)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2015:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$569,036	$—	$—
Short-Term Securities	—	18,457	—
Total	$569,036	$18,457	$—
Liabilities
Written Options	$—	$230	$—

During the period ended March 31, 2015, securities totaling $6,428 were transferred from Level 2 to Level 1. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 31, 2014.

The following acronym is used throughout this schedule:

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at March 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$492,256
Gross unrealized appreciation	121,431
Gross unrealized depreciation	(26,194)
Net unrealized appreciation	$95,237

SCHEDULE OF INVESTMENTS Money Market (in thousands)	MARCH 31, 2015 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value

Certificate Of Deposit
Banco del Estado de Chile:
0.350%, 4–6–15 (A)	$2,750	$2,750
0.200%, 4–28–15	3,000	3,000
0.210%, 6–22–15	1,100	1,100
0.350%, 3–21–16 (A)	3,200	3,200
Bank of America N.A.:
0.210%, 4–15–15	12,250	12,250
0.210%, 5–8–15	5,000	5,000
0.250%, 7–14–15	8,000	8,000
BMO Harris Bank N.A.,
0.300%, 4–5–15 (A)	8,500	8,500
Citibank N.A.,
0.180%, 6–15–15	3,000	3,000

Total Certificate Of Deposit – 9.1%		46,800
Commercial Paper (B)
Bank of Montreal,
0.180%, 5–13–15	1,000	1,000
Coca–Cola Co. (The),
0.300%, 9–22–15	3,000	2,996
Danaher Corp.,
0.080%, 4–10–15	2,000	2,000
Ecolab, Inc.,
0.440%, 4–1–15	2,200	2,200
Essilor International S.A.:
0.160%, 5–7–15	3,000	2,999
0.160%, 5–12–15	3,800	3,799
Honeywell International, Inc.,
0.230%, 6–19–15	2,000	1,999
J.M. Smucker Co. (The),
0.280%, 4–1–15	2,520	2,520
Mondelez International, Inc.,
0.430%, 4–1–15	2,500	2,500
National Oilwell Varco, Inc.:
0.150%, 4–8–15	2,000	2,000
0.130%, 4–15–15	5,000	5,000
0.170%, 5–6–15	2,000	2,000
0.160%, 5–13–15	2,750	2,749
Northern Illinois Gas Co.:
0.300%, 4–2–15	18,150	18,150
0.370%, 4–6–15	7,300	7,300
River Fuel Co. #2, Inc. (GTD by Bank of Nova Scotia),
0.200%, 4–30–15	5,552	5,551
River Fuel Trust #1 (GTD by Bank of Nova Scotia),
0.290%, 4–30–15	5,475	5,474
St. Jude Medical, Inc.:
0.320%, 4–2–15	10,000	10,000
0.250%, 5–19–15	15,600	15,594
Toyota Motor Credit Corp.,
0.230%, 5–20–15 (A)	9,000	9,000
Wisconsin Electric Power Co.:
0.320%, 4–6–15	350	350
0.370%, 4–7–15	1,500	1,500
0.190%, 4–8–15	7,980	7,980
0.370%, 4–9–15	9,750	9,749
0.170%, 4–10–15	3,500	3,500

Total Commercial Paper – 24.9%		127,910

Master Note
Toyota Motor Credit Corp.,
0.130%, 4–1–15 (A)	2,514	2,514

Total Master Note – 0.5%		2,514

Notes
American Honda Finance Corp.:
0.250%, 4–10–15 (A)	15,500	15,500
0.270%, 4–15–15 (A)	4,300	4,300
0.260%, 6–4–15 (A)	1,300	1,300
Anheuser–Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB),
0.800%, 7–15–15	11,715	11,732
Banco del Estado de Chile:
0.270%, 4–1–15 (A)	4,500	4,500
0.370%, 4–22–15 (A)	10,200	10,200

Bank of New York Mellon Corp. (The),
2.950%, 6–18–15	750	754
Bank of Nova Scotia (The):
0.360%, 4–1–15 (A)	5,550	5,550
0.250%, 4–5–15 (A)	8,000	8,000
0.240%, 4–23–15 (A)	10,000	10,000
0.490%, 6–27–15 (A)	2,000	2,003
BMO Harris Bank N.A.,
0.280%, 4–10–15 (A)	6,450	6,450
Caterpillar Financial Services Corp. (GTD by Caterpillar, Inc.),
2.750%, 6–24–15	500	503
Caterpillar, Inc.,
0.950%, 6–26–15	2,400	2,404
General Electric Capital Corp.:
0.450%, 4–6–15 (A)	4,200	4,204
0.850%, 4–8–15 (A)	625	628
0.450%, 4–9–15 (A)	2,478	2,481
1.002%, 4–9–15 (A)	1,200	1,202
1.056%, 5–8–15 (A)	600	604
0.860%, 6–12–15 (A)	4,050	4,065
1.000%, 6–23–15 (A)	7,000	7,024
3.500%, 6–29–15	1,000	1,008
1.625%, 7–2–15	1,115	1,119
JPMorgan Chase & Co.:
0.380%, 4–22–15 (A)	1,650	1,650
0.420%, 6–8–15 (A)	4,750	4,750
John Deere Capital Corp.:
0.380%, 6–13–15 (A)	2,600	2,602
0.950%, 6–29–15	800	801
JPMorgan Chase Bank N.A.,
0.310%, 4–23–15 (A)	6,400	6,400
McDonalds Corp.,
0.750%, 5–29–15	700	701
NIKE, Inc.,
5.150%, 10–15–15	515	528
PACCAR Financial Corp.,
1.050%, 6–5–15	325	325
PepsiCo, Inc.:
0.450%, 4–30–15 (A)	1,900	1,901
0.470%, 5–28–15 (A)	1,150	1,152
Rabobank Nederland,
0.310%, 5–12–15 (A)	5,000	5,000
Toyota Motor Credit Corp.:
0.400%, 4–8–15 (A)	2,000	2,000
0.420%, 6–20–15 (A)	825	826
U.S. Bank National Association,
0.320%, 5–28–15 (A)	7,700	7,702
United Technologies Corp.,
0.760%, 6–1–15 (A)	4,250	4,254
Wells Fargo & Co.,
0.460%, 4–28–15 (A)	850	850
Wells Fargo Bank N.A.:
0.310%, 4–20–15 (A)	7,500	7,500
0.380%, 4–20–15 (A)	3,000	3,000
0.350%, 6–10–15 (A)	3,500	3,500
0.360%, 6–15–15 (A)	4,500	4,500

Total Notes – 32.3%		165,473

TOTAL CORPORATE OBLIGATIONS – 66.8%		$342,697
(Cost: $342,697)

MUNICIPAL OBLIGATIONS
California – 4.1%
CA Hlth Fac Fin Auth, Var Rate Hosp Rev Bonds (Adventist Hlth Sys/West), Ser 1998B (GTD by Bank of America N.A.), 0.010%, 4–1–15 (A)	800	800
CA Infra and Econ Dev Bank, Var Rate Dnd Rfdg Rev Bds (LA Cnty Mus of Nat Hist Fndtn), Ser 2008A (GTD by Wells Fargo Bank N.A.), 0.010%, 4–1–15 (A)	1,900	1,900
CA Muni Fin Auth, Recovery Zone Fac Bonds (Chevron USA, Inc. Proj), Ser 2010C (GTD by Chevron Corp.), 0.010%, 4–1–15 (A)	4,314	4,314
CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co.), Ser C (GTD by JPMorgan Chase Bank N.A.), 0.020%, 4–1–15 (A)	2,979	2,979

CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by U.S. Government),
0.030%, 4–7–15 (A)	2,232	2,232
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (The Crossings Sr Apts/Phase I), Ser 2005 I (GTD by U.S. Government),
0.030%, 4–7–15 (A)	8,700	8,700

		20,925

Colorado – 2.1%
Castle Rock, CO, Cert of Part, Ser 2008 (GTD by Wells Fargo Bank N.A.), 0.040%, 4–7–15 (A)	5,350	5,350
CO Hsng and Fin Auth, Multifam Hsng Rev Bonds (Greentree Vlg Apts Proj), Ser 2007 (GTD by U.S. Bank N.A.), 0.030%, 4–7–15 (A)	3,100	3,100
Exempla Gen Impvt Dist of Lafayette, CO, Spl Impvt Dist No. 02-01, Spl Assmt Rev Rfdg and Impvt Bonds, Ser 2002 (GTD by Wells Fargo Bank N.A.), 0.020%, 4–7–15 (A)	250	250
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ, Ser A-1 (GTD by JPMorgan Chase & Co.):
0.050%, 4–7–15 (A)	1,500	1,500
0.200%, 4–7–15 (A)	550	550

		10,750

Florida – 0.6%
FL Muni Power Agy, All-Requirements Power Supply Proj Var Rate Demand Rfdg Rev Bonds, Ser 2008C (GTD by Bank of America N.A.), 0.050%, 4–1–15 (A)	3,060	3,060

Georgia – 3.0%
Dev Auth of Monroe Cty, Pollutn Ctl Rev Bonds (GA Power Co. Plant Scherer Proj), First Ser 2008 (GTD by Georgia Power Co.), 0.030%, 4–1–15 (A)	2,275	2,275
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser B (Taxable), (GTD by Wells Fargo Bank N.A.), 0.130%, 4–20–15	3,700	3,700
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser A (Taxable), (GTD by Wells Fargo Bank N.A.), 0.150%, 4–27–15	9,574	9,574

		15,549

Illinois – 0.3%
Elmhurst, IL, Adj Demand Rev Bonds, Joint Comsn on Accred of Hlthcare Org (GTD by JPMorgan Chase Bank N.A.),
0.020%, 4–7–15 (A)	545	545
IL Fin Auth, Var Rate Demand Rev Bonds (The Univ of Chicago Med Ctr), Ser D (GTD by JPMorgan Chase & Co.), 0.020%, 4–1–15 (A)	1,000	1,000

		1,545

Iowa – 0.2%
IA Fin Auth, Var Rate Demand Hlth Fac Rev Bonds (Great River Med Ctr Proj), Ser 2008 (GTD by Great River Medical Center),
0.030%, 4–1–15 (A)	1,165	1,165

Louisiana – 1.5%
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (GTD by Air Products and Chemicals, Inc.),
0.020%, 4–7–15 (A)	2,350	2,350

LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2008A (GTD by Air Products and Chemicals, Inc.),
0.040%, 4–1–15 (A)	3,941	3,941
Parish of St. Bernard, LA, Exempt Fac Rev Bonds (Mobil Oil Corp. Proj), Ser 1996 (GTD by Exxon Mobil Corp.),
0.020%, 4–1–15 (A)	1,600	1,600

		7,891

Maryland – 0.1%
MD Hlth and Higher Edu Fac Auth Rev Bonds, Anne Arundel Hlth Sys Issue, Ser 2009A (GTD by Toronto Dominion Bank),
0.120%, 4–7–15 (A)	515	515

Michigan – 0.4%
MI Strategic Fund, Var Rate Demand Ltd. Oblig Rev Bonds (Air Products and Chemicals, Inc. Proj), Ser 2007 (GTD by Bank of New York (The)),
0.040%, 4–1–15 (A)	1,900	1,900

Minnesota – 0.4%
MN Office of Higher Edu, Adj Rate Supplemental Student Loan Prog Rev Bonds, Ser 2008B (Tax-Exempt),
0.020%, 4–7–15 (A)	2,000	2,000

Mississippi – 3.4%
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007B (GTD by Chevron Corp.),
0.010%, 4–1–15 (A)	7,237	7,237
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.),
0.010%, 4–1–15 (A)	4,820	4,820
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2010J (GTD by Chevron Corp.),
0.030%, 4–1–15 (A)	4,332	4,332
MS Business Fin Corp., Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.),
0.030%, 4–1–15 (A)	1,300	1,300

		17,689

Missouri – 0.3%
Kansas City, MO, Var Rate Demand Taxable Spl Oblig Rfdg Bonds (President Hotel Redev Proj), Ser 2009B (GTD by JPMorgan Chase & Co.),
0.110%, 4–7–15 (A)	1,340	1,340

New Jersey – 0.8%
NJ Hlth Care Fac Fin Auth, Rev Bonds, AHS Hosp Corp. Issue, Ser 2008C (GTD by JPMorgan Chase & Co.),
0.010%, 4–7–15 (A)	3,200	3,200
Trap Rock Industries, Inc., Var Demand Bonds, Ser 2005 (GTD by Wachovia Bank N.A.),
0.170%, 4–7–15 (A)	822	822

		4,022

New York – 3.4%
NY Hsng Fin Agy, Clinton Park Phase II Hsng Rev Bonds, Ser 2011 A-1 (GTD by Wells Fargo Bank N.A.),
0.020%, 4–7–15 (A)	2,000	2,000

NY Hsng Fin Agy, Related West 30th Street Hsng Rev Bonds, Ser 2012 A-1 (GTD by Wells Fargo Bank N.A.),
0.020%, 4–7–15 (A)	1,800	1,800
NY Hsng Fin Agy, Related-Caroline Apt Hsng Rev Bonds, Ser 2008A (GTD by Federal Home Loan Mortgage Corp.),
0.030%, 4–7–15 (A)	900	900
NY State Hsng Fin Agy, Maestro West Chelsea Hsng Rev Bonds, Ser 2014A,
0.020%, 4–7–15 (A)	2,250	2,250
NY State Hsng Fin Agy, Riverside Ctr 2 Hsng Rev Bonds, Ser 2013A-2 (GTD by Bank of America N.A.),
0.020%, 4–7–15 (A)	5,000	5,000
NYC GO Bonds, Fiscal 2006 Ser E (GTD by Bank of America N.A.),
0.020%, 4–7–15 (A)	2,600	2,600
NYC Hsng Dev Corp., Multi-Fam Mtg Rev Bonds (Target V Apt), Ser 2006A (GTD by Citibank N.A.),
0.030%, 4–7–15 (A)	3,000	3,000

		17,550

Ohio – 0.4%
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2006,
0.030%, 4–7–15 (A)	1,800	1,800

Oregon – 0.1%
Hosp Fac Auth of Clackamas Cnty, OR, Rev Bonds (Legacy Hlth Sys), Ser 2008B (GTD by U.S. Bank N.A.),
0.020%, 4–7–15 (A)	700	700

South Dakota – 0.9%
SD Hlth and Edu Fac Auth, Var Rate Demand Rev Bonds (Sioux Vly Hosp and Hlth Sys), Ser 2001C (GTD by U.S. Bank N.A.),
0.020%, 4–7–15 (A)	4,585	4,585

Tennessee – 1.1%
Johnson City, TN Hlth and Edu Fac, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2013A (GTD by U.S. Bank N.A.),
0.020%, 4–7–15 (A)	5,500	5,500

Texas – 2.5%
Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (GTD by JPMorgan Chase & Co.),
0.020%, 4–7–15 (A)	1,500	1,500

Port Arthur Nav Dist Indl Dev Corp., Exempt Fac Var Rate Rev Bonds (Air Prdts Proj), Ser 2006 (GTD by Air Products and Chemicals, Inc.),
0.040%, 4–1–15 (A)	9,220	9,220
Port Arthur Nav Dist Indl Dev Corp., Exempt Fac Var Rate Rev Bonds (Air Prdts Proj), Ser 2005 (GTD by Air Products and Chemicals, Inc.),
0.040%, 4–1–15 (A)	2,250	2,250

		12,970

Wisconsin – 0.9%
WI Hlth and Edu Fac Auth, Var Rate Demand Rev Bonds (Wausau Hosp, Inc.), Ser 1998B (GTD by JPMorgan Chase Bank N.A.),
0.030%, 4–7–15 (A)	4,600	4,600

Wyoming – 0.5%
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bonds (Chevron USA, Inc. Proj), Ser 1992 (GTD by Chevron Corp.),
0.030%, 4–1–15 (A)	2,381	2,381

TOTAL MUNICIPAL OBLIGATIONS – 27.0%		$138,437
(Cost: $138,437)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
United States Government Agency Obligations – 6.1%
Overseas Private Investment Corp. (GTD by U.S. Government):
0.110%, 4–1–15 (A)	3,872	3,872
0.110%, 4–3–15 (A)	8,928	8,928
0.110%, 4–7–15 (A)	13,247	13,248
0.110%, 4–29–15 (A)	5,100	5,100
Totem Ocean Trailer Express, Inc. (GTD by U.S. Government),
0.520%, 4–15–15 (A)	225	225

		31,373

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 6.1%		$31,373
(Cost: $31,373)

TOTAL INVESTMENT SECURITIES – 99.9%		$512,507
(Cost: $512,507)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		456

NET ASSETS – 100.0%		$512,963

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2015. Date shown represents the date that the variable rate resets.

(B)	Rate shown is the yield to maturity at March 31, 2015.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2015:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Obligations	$—	$342,697	$—
Municipal Obligations	—	138,437	—
United States Government and Government Agency Obligations	—	31,373	—
Total	$—	$512,507	$—

During the period ended March 31, 2015, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at March 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$512,507
Gross unrealized appreciation	—
Gross unrealized depreciation	—
Net unrealized appreciation	$—

SCHEDULE OF INVESTMENTS Real Estate Securities (in thousands)	MARCH 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Hotels, Resorts & Cruise Lines – 1.3%
Hilton Worldwide Holdings, Inc.(A)	24	$723

Total Consumer Discretionary – 1.3%		723
Financials

Diversified REITs – 0.3%
Cousins Properties, Inc.	16	166

Health Care REITs – 5.0%
Health Care, Inc.	30	2,352
Healthcare Trust of America, Inc., Class A	14	401

		2,753

Industrial REITs – 4.7%
DCT Industrial Trust, Inc.	16	542
EastGroup Properties, Inc.	7	416
ProLogis	37	1,600

		2,558

Office REITs – 21.7%
Alexandria Real Estate Equities, Inc.	19	1,814
Boston Properties, Inc.	22	3,133
Duke Realty Corp.	68	1,471
Hudson Pacific Properties, Inc.	17	564
Kilroy Realty Corp.	9	708
Paramount Group, Inc.	20	394
SL Green Realty Corp.	12	1,502
Vornado Realty Trust	20	2,273

		11,859

Residential REITs – 20.9%
American Campus Communities, Inc.	16	677
Apartment Investment and Management Co., Class A	7	272
AvalonBay Communities, Inc.	15	2,659
Camden Property Trust	16	1,250
Equity Residential	36	2,813
Essex Property Trust, Inc.	10	2,219
Mid-America Apartment Communities, Inc.	3	233
UDR, Inc.	38	1,292

		11,415

Retail REITs – 27.6%
Acadia Realty Trust	23	817
Brixmor Property Group, Inc.	19	510
DDR Corp.	49	918
Federal Realty Investment Trust	10	1,501
General Growth Properties, Inc.	62	1,846
Kimco Realty Corp.	42	1,122
Kite Realty Group Trust	38	1,061
Macerich Co. (The)	7	599
Regency Centers Corp.	12	796
Simon Property Group, Inc.	29	5,661
Urban Edge Properties	10	243

		15,074

Specialized REITs – 17.8%
CubeSmart	20	476
Extra Space Storage, Inc.	22	1,473
Host Hotels & Resorts, Inc.	16	323

LaSalle Hotel Properties	18	692
Pebblebrook Hotel Trust	23	1,057
Public Storage, Inc.	11	2,149
RLJ Lodging Trust	6	188
Strategic Hotels & Resorts, Inc. (A)	56	698
Sunstone Hotel Investors, Inc.	21	353
Ventas, Inc.	32	2,351

		9,760

Total Financials – 98.0%		53,585

TOTAL COMMON STOCKS – 99.3%		$54,308
(Cost: $44,120)

SHORT-TERM SECURITIES	Principal
Master Note – 0.4%
Toyota Motor Credit Corp., 0.130%, 4–1–15 (B)	$239	239

TOTAL SHORT-TERM SECURITIES – 0.4%		$239
(Cost: $239)

TOTAL INVESTMENT SECURITIES – 99.7%		$54,547
(Cost: $44,359)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		141

NET ASSETS – 100.0%		$54,688

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2015. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2015:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$54,308	$—	$—
Short-Term Securities	—	239	—
Total	$54,308	$239	$—

During the period ended March 31, 2015, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at March 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$44,359
Gross unrealized appreciation	11,131
Gross unrealized depreciation	(943)
Net unrealized appreciation	$10,188

SCHEDULE OF INVESTMENTS Science and Technology (in thousands)	MARCH 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Consumer Electronics – 3.6%
Garmin Ltd.	149	$7,090
Harman International Industries, Inc.	110	14,740

		21,830

Total Consumer Discretionary – 3.6%		21,830
Financials

Office REITs – 0.8%
QTS Realty Trust, Inc., Class A	130	4,715

Total Financials – 0.8%		4,715
Health Care

Biotechnology – 8.2%
Evogene Ltd. (A)	175	1,547
FibroGen, Inc. (A)	75	2,363
Isis Pharmaceuticals, Inc. (A)	311	19,801
Spark Therapeutics, Inc. (A)	12	906
Vertex Pharmaceuticals, Inc. (A)	216	25,529

		50,146

Health Care Equipment – 0.8%
Avinger, Inc. (A)	133	1,479
Cardiovascular Systems, Inc. (A)	86	3,342

		4,821

Health Care Facilities – 2.3%
Tenet Healthcare Corp. (A)	281	13,932

Health Care Technology – 3.1%
Cerner Corp. (A)	232	16,967
Inovalon Holdings, Inc., Class A (A)	76	2,307

		19,274

Life Sciences Tools & Services – 1.1%
PRA Health Sciences, Inc. (A)	228	6,579

Pharmaceuticals – 2.5%
Teva Pharmaceutical Industries Ltd. ADR	242	15,089

Total Health Care – 18.0%		109,841
Industrials

Building Products – 0.8%
Advanced Drainage Systems, Inc.	172	5,141

Construction & Engineering – 2.3%
Abengoa S.A., Class B(B)	1,361	4,947
Abengoa S.A., Class B ADR	488	8,840

		13,787

Industrial Machinery – 1.9%
Pentair, Inc.	182	11,471

Total Industrials – 5.0%		30,399
Information Technology

Application Software – 9.2%
ACI Worldwide, Inc. (A)	809	17,519
Aspen Technology, Inc. (A)	672	25,846
Globant S.A. (A)	110	2,308
Mobileye N.V. (A)	135	5,666
Silver Spring Networks, Inc. (A)	552	4,937

		56,276

Communications Equipment – 0.8%
Ruckus Wireless, Inc. (A)	398	5,124

Data Processing & Outsourced Services – 13.1%
Alliance Data Systems Corp. (A)	110	32,439
Euronet Worldwide, Inc. (A)	377	22,137
EVERTEC, Inc.	241	5,271
QIWI plc ADR	223	5,347
WNS (Holdings) Ltd. ADR (A)	598	14,553

		79,747

Electronic Components – 1.8%
Universal Display Corp. (A)	230	10,729

Electronic Equipment & Instruments – 0.9%
FLIR Systems, Inc.	168	5,242

Internet Software & Services – 8.0%
21Vianet Group, Inc. ADR (A)	176	3,101
Alibaba Group Holding Ltd. ADR (A)	70	5,852
Baidu.com, Inc. ADR (A)	15	3,043
Facebook, Inc., Class A (A)	161	13,245
Google, Inc., Class A (A)	13	7,433
Google, Inc., Class C (A)	12	6,795
Twitter, Inc. (A)	192	9,625

		49,094

IT Consulting & Other Services – 6.1%
Acxiom Corp. (A)	654	12,098
EPAM Systems, Inc. (A)	89	5,473
iGATE Corp. (A)	459	19,572
Virtusa Corp. (A)	9	377

		37,520

Semiconductor Equipment – 1.1%
Nanometrics, Inc. (A)	154	2,589
Photronics, Inc. (A)	473	4,018

		6,607

Semiconductors – 21.6%
Broadcom Corp., Class A	76	3,308
Cree, Inc. (A)	250	8,887
Cypress Semiconductor Corp.	669	9,439
Dialog Semiconductor plc (A)(B)	139	6,269
Intel Corp.	172	5,363
Marvell Technology Group Ltd.	506	7,435
Micron Technology, Inc. (A)	1,485	40,288
Microsemi Corp. (A)	411	14,532
NXP Semiconductors N.V. (A)	191	19,159
Rambus, Inc. (A)	667	8,381
Semtech Corp. (A)	329	8,774

		131,835

Systems Software – 2.0%
Microsoft Corp.	293	11,928

Total Information Technology – 64.6%		394,102
Materials

Commodity Chemicals – 0.3%
BioAmber, Inc. (A)	252	2,192

Fertilizers & Agricultural Chemicals – 0.2%
Marrone Bio Innovations, Inc. (A)	280	1,082

Total Materials – 0.5%		3,274
Telecommunication Services

Alternative Carriers – 1.0%
Zayo Group Holdings, Inc. (A)	221	6,185

Integrated Telecommunication Services – 0.9%
China Unicom Ltd. (B)	2,080	3,166
Windstream Corp.	268	1,981

		5,147

Total Telecommunication Services – 1.9%		11,332
Utilities

Renewable Electricity – 0.8%
Abengoa Yield plc	142	4,783

Total Utilities – 0.8%		4,783

TOTAL COMMON STOCKS – 95.2%		$580,276
(Cost: $355,037)

WARRANTS
Commodity Chemicals – 0.0%
BioAmber, Inc. (C)	201	320

TOTAL WARRANTS – 0.0%		$320
(Cost: $24)

SHORT-TERM SECURITIES	Principal
Commercial Paper (D) – 4.1%
Becton Dickinson & Co., 0.450%, 4–6–15	$5,000	5,000
CVS Caremark Corp., 0.470%, 4–27–15	10,000	9,996
Kroger Co. (The), 0.500%, 4–6–15	5,000	4,999
National Oilwell Varco, Inc., 0.160%, 5–13–15	5,000	4,999

		24,994

Master Note – 0.9%
Toyota Motor Credit Corp., 0.130%, 4–1–15 (E)	5,407	5,407

TOTAL SHORT-TERM SECURITIES – 5.0%		$30,401
(Cost: $30,402)

TOTAL INVESTMENT SECURITIES – 100.2%		$610,997
(Cost: $385,463)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(1,422)

NET ASSETS – 100.0%		$609,575

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(D)	Rate shown is the yield to maturity at March 31, 2015.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2015. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2015:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$580,276	$—	$—
Warrants	320	—	—
Short-Term Securities	—	30,401	—
Total	$580,596	$30,401	$—

During the period ended March 31, 2015, securities totaling $13,572 were transferred from Level 2 to Level 1 due to increased availability of observable market data due to increased market activity or information for these securities.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at March 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$385,463
Gross unrealized appreciation	239,513
Gross unrealized depreciation	(13,979)
Net unrealized appreciation	$225,534

SCHEDULE OF INVESTMENTS Small Cap Growth (in thousands)	MARCH 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel Retail – 1.0%
Zumiez, Inc. (A)	119	$4,791

Auto Parts & Equipment – 3.3%
Amerigon, Inc. (A)	155	7,852
Motorcar Parts of America, Inc. (A)	255	7,092

		14,944

Automotive Retail – 3.5%
Lithia Motors, Inc.	114	11,330
TravelCenters of America LLC (A)	262	4,574

		15,904

Consumer Electronics – 2.4%
Harman International Industries, Inc.	84	11,194

Footwear – 3.4%
Skechers USA, Inc. (A)	216	15,531

Homebuilding – 1.3%
LGI Homes, Inc. (A)	149	2,481
Ryland Group, Inc. (The)	72	3,519

		6,000

Internet Retail – 1.0%
NutriSystem, Inc.	230	4,599

Leisure Facilities – 2.3%
Vail Resorts, Inc.	102	10,518

Movies & Entertainment – 1.0%
IMAX Corp. (A)	133	4,480

Restaurants – 3.4%
Carrols Restaurant Group, Inc. (A)	174	1,441
Krispy Kreme Doughnuts, Inc. (A)	470	9,392
Red Robin Gourmet Burgers, Inc. (A)	54	4,698

		15,531

Specialized Consumer Services – 1.8%
LifeLock, Inc. (A)	578	8,152

Total Consumer Discretionary – 24.4%		111,644
Energy

Oil & Gas Storage & Transportation – 2.9%
Sunoco, Inc.	87	4,478
Targa Resources Corp.	93	8,883

		13,361

Total Energy – 2.9%		13,361
Financials

Consumer Finance – 3.0%
Portfolio Recovery Associates, Inc. (A)	251	13,657

Investment Banking & Brokerage – 0.8%
Moelis & Co., Class A	126	3,786

Regional Banks – 1.4%
Texas Capital Bancshares, Inc. (A)	136	6,624

Total Financials – 5.2%		24,067
Health Care

Biotechnology – 3.4%
Exact Sciences Corp. (A)	159	3,497
Insys Therapeutics, Inc. (A)	143	8,289
KYTHERA Biopharmaceuticals, Inc. (A)	75	3,783

		15,569

Health Care Equipment – 5.9%
AtriCure, Inc. (A)	256	5,241
Cyberonics, Inc. (A)	70	4,572
DexCom, Inc. (A)	160	9,971
Entellus Medical, Inc. (A)	88	1,921
K2M Group Holdings, Inc. (A)	250	5,512

		27,217

Health Care Facilities – 3.0%
Acadia Healthcare Co., Inc. (A)	133	9,507
Surgical Care Affiliates, Inc. (A)	128	4,379

		13,886

Health Care Services – 2.8%
ExamWorks Group, Inc. (A)	306	12,728

Health Care Supplies – 5.8%
Align Technology, Inc. (A)	108	5,824
LDR Holding Corp. (A)	152	5,551
Spectranetics Corp. (The) (A)	296	10,291
Vascular Solutions, Inc. (A)	169	5,137

		26,803

Pharmaceuticals – 5.1%
Akorn, Inc. (A)	255	12,111
Revance Therapeutics, Inc. (A)	110	2,288
ZS Pharma, Inc. (A)	208	8,765

		23,164

Total Health Care – 26.0%		119,367
Industrials

Aerospace & Defense – 2.9%
Huntington Ingalls Industries, Inc.	95	13,265

Building Products – 2.5%
Apogee Enterprises, Inc.	270	11,653

Diversified Support Services – 1.2%
UniFirst Corp.	46	5,355

Human Resource & Employment Services – 1.7%
WageWorks, Inc. (A)	145	7,739

Industrial Machinery – 1.3%
Barnes Group, Inc.	143	5,803

Trading Companies & Distributors – 1.2%
Rush Enterprises, Inc. (A)	204	5,572

Trucking – 0.6%
Swift Transportation Co. (A)	111	2,888

Total Industrials – 11.4%		52,275
Information Technology

Application Software – 6.8%
Paycom Software, Inc. (A)	140	4,485
Synchronoss Technologies, Inc. (A)	206	9,771
Tyler Technologies, Inc. (A)	85	10,215
Ultimate Software Group, Inc. (The) (A)	40	6,800

		31,271

Communications Equipment – 2.3%
Ruckus Wireless, Inc. (A)	460	5,920
ShoreTel, Inc. (A)	696	4,744

		10,664

Electronic Components – 0.7%
Universal Display Corp. (A)	69	3,245

Electronic Manufacturing Services – 4.4%
IPG Photonics Corp. (A)	98	9,072
Methode Electronics, Inc.	231	10,863

		19,935

Internet Software & Services – 2.6%
Demandware, Inc. (A)	112	6,826
Textura Corp. (A)	192	5,220

		12,046

Semiconductors – 6.0%
Ambarella, Inc. (A)	71	5,391
Atmel Corp.	556	4,577
Integrated Device Technology, Inc. (A)	638	12,766
Silicon Motion Technology Corp. ADR	166	4,473

		27,207

Systems Software – 1.0%
Barracuda Networks, Inc. (A)	123	4,713

Technology Hardware, Storage & Peripherals – 1.2%
Synaptics, Inc. (A)	66	5,350

Total Information Technology – 25.0%		114,431

TOTAL COMMON STOCKS – 94.9%		$435,145
(Cost: $333,160)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 4.1%
Danaher Corp., 0.080%, 4–10–15	$4,000	4,000
Harley-Davidson Financial Services (GTD by Harley–Davidson Credit Corp.),
0.320%, 4–7–15	3,000	3,000

Kroger Co. (The),
0.310%, 4–7–15	3,000	2,999
Mondelez International, Inc.,
0.430%, 4–1–15	3,478	3,478
Novartis Finance Corp. (GTD by Novartis AG),
0.110%, 4–6–15	5,000	5,000

		18,477

Master Note – 1.0%
Toyota Motor Credit Corp.,
0.130%, 4–1–15 (C)	4,736	4,736

TOTAL SHORT-TERM SECURITIES – 5.1%		$23,213

(Cost: $23,214)

TOTAL INVESTMENT SECURITIES – 100.0%		$458,358

(Cost: $356,374)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(50)

NET ASSETS – 100.0%		$458,308

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at March 31, 2015.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2015. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2015:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$435,145	$—	$—
Short-Term Securities	—	23,213	—
Total	$435,145	$23,213	$—

During the period ended March 31, 2015, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at March 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$356,374
Gross unrealized appreciation	109,299
Gross unrealized depreciation	(7,315)
Net unrealized appreciation	$101,984

SCHEDULE OF INVESTMENTS Small Cap Value (in thousands)	MARCH 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Automotive Retail – 1.3%
Monro Muffler Brake, Inc.	71	$4,638

Catalog Retail – 1.9%
HSN, Inc.	101	6,871

Consumer Electronics – 1.9%
Harman International Industries, Inc.	51	6,802

Internet Retail – 3.0%
FTD Co., Inc. (A)	189	5,649
NutriSystem, Inc.	249	4,981

		10,630

Movies & Entertainment – 5.4%
Carmike Cinemas, Inc. (A)	448	15,043
DreamWorks Animation SKG, Inc., Class A (A)	179	4,336

		19,379

Restaurants – 3.7%
Krispy Kreme Doughnuts, Inc. (A)	654	13,080

Total Consumer Discretionary – 17.2%		61,400
Consumer Staples

Food Retail – 0.8%
Casey’s General Stores, Inc.	30	2,679

Packaged Foods & Meats – 4.6%
B&G Foods, Inc.	144	4,238
Diamond Foods, Inc. (A)	114	3,729
Smart Balance, Inc. (A)	906	8,630

		16,597

Total Consumer Staples – 5.4%		19,276
Energy

Oil & Gas Equipment & Services – 0.6%
Superior Energy Services, Inc.	94	2,107

Oil & Gas Refining & Marketing – 1.0%
Delek U.S. Holdings, Inc.	96	3,808

Oil & Gas Storage & Transportation – 2.5%
Sunoco, Inc.	111	5,679
Targa Resources Partners L.P.	76	3,138

		8,817

Total Energy – 4.1%		14,732
Financials

Consumer Finance – 2.3%
JG Wentworth Co. (A)	133	1,382
Portfolio Recovery Associates, Inc. (A)	128	6,931

		8,313

Investment Banking & Brokerage – 1.1%
Greenhill & Co., Inc.	101	4,013

Life & Health Insurance – 1.6%
American Equity Investment Life Holding Co.	196	5,721

Office REITs – 1.7%
Corporate Office Properties Trust	145	4,251
Highwoods Properties, Inc.	43	1,973

		6,224

Property & Casualty Insurance – 1.6%
Argo Group International Holdings Ltd.	117	5,865

Real Estate Operating Companies – 0.8%
Forest City Enterprises, Inc., Class A (A)	106	2,697

Regional Banks – 14.0%
First Horizon National Corp.	631	9,015
PrivateBancorp, Inc.	173	6,070
SVB Financial Group (A)	65	8,296
Synovus Financial Corp.	222	6,226
Talmer Bancorp, Inc., Class A (A)	76	1,170
Webster Financial Corp.	279	10,337
Western Alliance Bancorporation (A)	296	8,779

		49,893

Reinsurance – 3.5%
Endurance Specialty Holdings Ltd.	87	5,307
Reinsurance Group of America, Inc.	77	7,157

		12,464

Retail REITs – 1.4%
Kite Realty Group Trust	178	5,009

Specialized REITs – 2.1%
LaSalle Hotel Properties	65	2,526
RLJ Lodging Trust	71	2,217
Strategic Hotels & Resorts, Inc. (A)	210	2,610

		7,353

Total Financials – 30.1%		107,552
Health Care

Health Care Equipment – 0.9%
STERIS Corp.	44	3,085

Health Care Facilities – 2.8%
HealthSouth Corp.	111	4,902
LifePoint Hospitals, Inc. (A)	72	5,266

		10,168

Health Care Supplies – 2.0%
Kimberly-Clark Corp. (A)	145	7,115

Total Health Care – 5.7%		20,368
Industrials

Building Products – 4.3%
American Woodmark Corp. (A)	65	3,557
Continental Building Products, Inc. (A)	198	4,482
Masonite International Corp. (A)	112	7,533

		15,572

Commercial Printing – 1.2%
Deluxe Corp.	60	4,150

Diversified Support Services – 1.5%
G&K Services, Inc. (A)	72	5,241

Industrial Machinery – 2.4%
CLARCOR, Inc.	42	2,768
Timken Co. (The)	140	5,908

		8,676

Marine – 3.5%
Matson, Inc.	298	12,565

Office Services & Supplies – 1.5%
Avery Dennison Corp.	100	5,312

Trucking – 1.8%
Marten Transport Ltd.	105	2,433
Werner Enterprises, Inc.	128	4,011

		6,444

Total Industrials – 16.2%		57,960
Information Technology

Electronic Manufacturing Services – 0.9%
Plexus Corp. (A)	81	3,315

Semiconductor Equipment – 1.1%
Teradyne, Inc.	204	3,843

Semiconductors – 0.8%
Fairchild Semiconductor International, Inc. (A)	162	2,938

Technology Distributors – 0.7%
Insight Enterprises, Inc. (A)	92	2,635

Total Information Technology – 3.5%		12,731
Materials

Aluminum – 1.3%
Kaiser Aluminum Corp.	61	4,666

Commodity Chemicals – 1.3%
Axiall Corp.	97	4,574

Fertilizers & Agricultural Chemicals – 4.6%
Scotts Miracle-Gro Co. (The)	244	16,385

Forest Products – 1.1%
Boise Cascade Co. (A)	112	4,211

Paper Products – 1.9%
Schweitzer-Mauduit International, Inc.	146	6,732

Specialty Chemicals – 2.2%
Cytec Industries, Inc.	147	7,917

Total Materials – 12.4%		44,485
Utilities

Electric Utilities – 1.3%
Great Plains Energy, Inc.	108	2,877
Portland General Electric Co.	47	1,743

		4,620

Gas Utilities – 1.0%
Southwest Gas Corp.	61	3,547

Total Utilities – 2.3%		8,167

TOTAL COMMON STOCKS – 96.9%		$346,671
(Cost: $308,808)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 2.5%
Kroger Co. (The),
0.310%, 4–7–15	$3,000	3,000
Mondelez International, Inc.,
0.430%, 4–1–15	2,874	2,874
National Oilwell Varco, Inc.,
0.160%, 5–13–15	3,000	2,999

		8,873

Master Note – 0.6%
Toyota Motor Credit Corp.,
0.130%, 4-1-15 (C)	2,059	2,059

TOTAL SHORT-TERM SECURITIES – 3.1%		$10,932
(Cost: $10,932)

TOTAL INVESTMENT SECURITIES – 100.0%		$357,603
(Cost: $319,740)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		104

NET ASSETS – 100.0%		$357,707

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at March 31, 2015.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2015. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$346,671	$—	$—
Short-Term Securities	—	10,932	—
Total	$346,671	$10,932	$—

During the period ended March 31, 2015, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at March 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$319,740
Gross unrealized appreciation	42,380
Gross unrealized depreciation	(4,517)
Net unrealized appreciation	$37,863

SCHEDULE OF INVESTMENTS Value (in thousands)	MARCH 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Auto Parts & Equipment – 3.0%
Magna International, Inc.	227	$12,202

Cable & Satellite – 7.8%
Comcast Corp., Class A	175	9,859
Time Warner Cable, Inc.	144	21,568

		31,427

Casinos & Gaming – 3.0%
Las Vegas Sands, Inc.	219	12,070

Department Stores – 2.5%
Macy’s, Inc.	155	10,029

Homebuilding – 2.0%
Pulte Homes, Inc.	364	8,081

Hotels, Resorts & Cruise Lines – 2.4%
Wyndham Worldwide Corp.	105	9,509

Total Consumer Discretionary – 20.7%		83,318
Consumer Staples

Brewers – 1.7%
Molson Coors Brewing Co., Class B	91	6,760

Drug Retail – 1.3%
CVS Caremark Corp.	50	5,140

Soft Drinks – 2.6%
Coca-Cola Enterprises, Inc.	238	10,515

Tobacco – 3.4%
Philip Morris International, Inc.	182	13,740

Total Consumer Staples – 9.0%		36,155
Energy

Oil & Gas Refining & Marketing – 2.8%
Marathon Petroleum Corp. (A)	111	11,324

Oil & Gas Storage & Transportation – 4.9%
MarkWest Energy Partners L.P.	90	5,956
Regency Energy Partners L.P.	177	4,041
Targa Resources Partners L.P.	114	4,732
VTTI Energy Partners L.P.	203	5,029

		19,758

Total Energy – 7.7%		31,082
Financials

Asset Management & Custody Banks – 3.0%
State Street Corp.	163	12,015

Consumer Finance – 4.6%
Capital One Financial Corp.	234	18,420

Diversified Banks – 1.5%
Bank of America Corp.	387	5,948

Life & Health Insurance – 3.4%
MetLife, Inc.	275	13,906

Multi-Line Insurance – 5.3%
American International Group, Inc.	391	21,401

Other Diversified Financial Services – 4.6%
Citigroup, Inc. (A)	362	18,656

Regional Banks – 2.1%
Regions Financial Corp.	892	8,430

Reinsurance – 3.0%
Reinsurance Group of America, Inc.	130	12,087

Total Financials – 27.5%		110,863
Health Care

Biotechnology – 2.5%
Amgen, Inc.	63	10,087

Health Care Facilities – 2.7%
HCA Holdings, Inc. (B)	145	10,916

Managed Health Care – 5.1%
Aetna, Inc.	56	5,976
Humana, Inc.	59	10,450
WellPoint, Inc.	26	4,076

		20,502

Pharmaceuticals – 4.3%
Teva Pharmaceutical Industries Ltd. ADR (A)	275	17,101

Total Health Care – 14.6%		58,606
Information Technology

Electronic Equipment & Instruments – 3.0%
Xerox Corp.	926	11,904

Semiconductors – 2.2%
Micron Technology, Inc. (B)	334	9,062

Technology Hardware, Storage & Peripherals – 6.6%
SanDisk Corp. (A)	160	10,160
Western Digital Corp. (A)	179	16,300

		26,460

Total Information Technology – 11.8%		47,426
Materials

Diversified Chemicals – 2.5%
Dow Chemical Co. (The)	207	9,927

Total Materials – 2.5%		9,927
Utilities

Electric Utilities – 1.8%
Exelon Corp.	222	7,468

Total Utilities – 1.8%		7,468

TOTAL COMMON STOCKS – 95.6%		$384,845
(Cost: $349,062)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 4.9%
CVS Caremark Corp.,
0.470%, 4–27–15	$10,000	9,997
Sherwin-Williams Co. (The),
0.210%, 4–2–15	5,000	5,000
Virginia Electric and Power Co.,
0.500%, 4–22–15	5,000	4,998

		19,995

Master Note – 1.2%
Toyota Motor Credit Corp.,
0.130%, 4–1–15 (D)	4,645	4,645

TOTAL SHORT-TERM SECURITIES – 6.1%		$24,640
(Cost: $24,640)

TOTAL INVESTMENT SECURITIES – 101.7%		$409,485
(Cost: $373,702)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.7)%		(7,010)

NET ASSETS – 100.0%		$402,475

Notes to Schedule of Investments

(A)	All or a portion of securities with an aggregate value of $8,583 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(B)	No dividends were paid during the preceding 12 months.

(C)	Rate shown is the yield to maturity at March 31, 2015.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2015. Date shown represents the date that the variable rate resets.

The following written options were outstanding at March 31, 2015 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Las Vegas Sands, Inc.	N/A	Put	371	April 2015	$47.50	$16	$(2)
Marathon Petroleum Corp.	N/A	Call	248	April 2015	92.50	29	(272)
Regions Financial Corp.	Credit Suisse (USA), Inc.	Call	8,921	May 2015	10.00	103	(107)
Teva Pharmaceutical Industries Ltd. ADR	N/A	Call	203	June 2015	62.50	35	(54)
Time Warner Cable, Inc.	N/A	Put	269	May 2015	125.00	53	(20)
VTTI Energy Partners L.P.	Citibank N.A.	Put	517	April 2015	20.00	33	(7)
	Credit Suisse (USA), Inc.	Put	519	May 2015	22.50	16	(23)
Western Digital Corp.	N/A	Call	190	April 2015	115.00	33	(1)
						$318	$(486)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$384,845	$—	$—
Short-Term Securities	—	24,640	—
Total	$384,845	$24,640	$—
Liabilities
Written Options	$76	$410	$—

During the period ended March 31, 2015, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at March 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$373,702
Gross unrealized appreciation	46,323
Gross unrealized depreciation	(10,540)
Net unrealized appreciation	$35,783

SCHEDULE OF INVESTMENTS
Pathfinder Aggressive (in thousands)	MARCH 31, 2015 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Limited-Term Bond	2,080	$10,323
Ivy Funds VIP Value	1,131	8,168
Ivy Funds VIP Small Cap Value	483	8,859
Ivy Funds VIP Small Cap Growth	693	9,091
Ivy Funds VIP Growth	1,396	17,683
Ivy Funds VIP Mid Cap Growth	798	8,985
Ivy Funds VIP International Core Equity	460	8,700
Ivy Funds VIP Global Growth	1,635	15,298

TOTAL AFFILIATED MUTUAL FUNDS – 99.3%		$87,107
(Cost: $80,054)

SHORT-TERM SECURITIES	Principal
Master Note – 0.7%
Toyota Motor Credit Corp., 0.130%, 4–1–15 (A)	$593	593

TOTAL SHORT-TERM SECURITIES – 0.7%		$593
(Cost: $593)

TOTAL INVESTMENT SECURITIES – 100.0%		$87,700
(Cost: $80,647)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		—

NET ASSETS – 100.0%		$87,700

Notes to Schedule of Investments

(A) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2015. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio investments by the fair value hierarchy levels as of March 31, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$87,107	$—	$—
Short-Term Securities	—	593	—
Total	$87,107	$593	$—

During the period ended March 31, 2015, there were no transfers between any levels.

For Federal income tax purposes, cost of investments owned at March 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$80,647
Gross unrealized appreciation	7,255
Gross unrealized depreciation	(202)
Net unrealized appreciation	$7,053

SCHEDULE OF INVESTMENTS Pathfinder Conservative (in thousands)	MARCH 31, 2015 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Dividend Opportunities	1,758	$16,020
Ivy Funds VIP Limited-Term Bond	4,201	20,852
Ivy Funds VIP Value	651	4,703
Ivy Funds VIP Small Cap Value	139	2,554
Ivy Funds VIP Small Cap Growth	500	6,554
Ivy Funds VIP Growth	1,308	16,579
Ivy Funds VIP Money Market	40,787	40,787
Ivy Funds VIP Mid Cap Growth	345	3,888
Ivy Funds VIP International Core Equity	331	6,268
Ivy Funds VIP Global Growth	290	2,709

TOTAL AFFILIATED MUTUAL FUNDS – 99.5%		$120,914
(Cost: $114,092)

SHORT-TERM SECURITIES	Principal
Master Note – 0.5%
Toyota Motor Credit Corp., 0.130%, 4–1–15 (A)	$622	622

TOTAL SHORT-TERM SECURITIES – 0.5%		$622
(Cost: $622)

TOTAL INVESTMENT SECURITIES – 100.0%		$121,536
(Cost: $114,714)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(23)

NET ASSETS – 100.0%		$121,513

Notes to Schedule of Investments

(A) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2015. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio investments by the fair value hierarchy levels as of March 31, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$120,914	$—	$—
Short-Term Securities	—	622	—
Total	$120,914	$622	$—

During the period ended March 31, 2015, there were no transfers between any levels.

For Federal income tax purposes, cost of investments owned at March 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$114,714
Gross unrealized appreciation	6,830
Gross unrealized depreciation	(8)
Net unrealized appreciation	$6,822

SCHEDULE OF INVESTMENTS Pathfinder Moderate (in thousands)	MARCH 31, 2015 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Dividend Opportunities	15,504	$141,238
Ivy Funds VIP Limited-Term Bond	22,982	114,087
Ivy Funds VIP Value	6,225	44,964
Ivy Funds VIP Small Cap Value	2,657	48,778
Ivy Funds VIP Small Cap Growth	5,344	70,103
Ivy Funds VIP Growth	10,762	136,361
Ivy Funds VIP Money Market	178,302	178,302
Ivy Funds VIP Mid Cap Growth	3,514	39,583
Ivy Funds VIP International Core Equity	2,530	47,902
Ivy Funds VIP Global Growth	12,722	119,060

TOTAL AFFILIATED MUTUAL FUNDS – 100.0%		$940,378
(Cost: $851,895)

SHORT-TERM SECURITIES	Principal
Master Note – 0.0%
Toyota Motor Credit Corp., 0.130%, 4–1–15 (A)	$441	441

TOTAL SHORT-TERM SECURITIES – 0.0%		$441
(Cost: $441)

TOTAL INVESTMENT SECURITIES – 100.0%		$940,819
(Cost: $852,336)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		6

NET ASSETS – 100.0%		$940,825

Notes to Schedule of Investments

(A)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2015. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio investments by the fair value hierarchy levels as of March 31, 2015:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$940,378	$—	$—
Short-Term Securities	—	441	—
Total	$940,378	$441	$—

During the period ended March 31, 2015, there were no transfers between Level 1 and 2.

For Federal income tax purposes, cost of investments owned at March 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$852,336
Gross unrealized appreciation	88,483
Gross unrealized depreciation	—
Net unrealized appreciation	$88,483

SCHEDULE OF INVESTMENTS Pathfinder Moderate - Managed Volatility (in thousands)	MARCH 31, 2015 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Dividend Opportunities	3,949	$35,976
Ivy Funds VIP Limited-Term Bond	5,958	29,574
Ivy Funds VIP Value	1,602	11,569
Ivy Funds VIP Small Cap Value	674	12,383
Ivy Funds VIP Small Cap Growth	1,360	17,836
Ivy Funds VIP Growth	2,733	34,631
Ivy Funds VIP Money Market	46,165	46,165
Ivy Funds VIP Mid Cap Growth	889	10,012
Ivy Funds VIP International Core Equity	646	12,224
Ivy Funds VIP Global Growth	3,233	30,252

TOTAL AFFILIATED MUTUAL FUNDS – 96.9%		$240,622
(Cost: $235,644)

SHORT-TERM SECURITIES	Principal
Master Note – 3.3%
Toyota Motor Credit Corp., 0.130%, 4–1–15 (A)	$8,251	8,251

TOTAL SHORT-TERM SECURITIES – 3.3%		$8,251
(Cost: $8,251)

TOTAL INVESTMENT SECURITIES – 100.2%		$248,873
(Cost: $243,895)

LIABILITIES, NET OF CASH AND OTHER ASSETS (B) – (0.2)%		(420)

NET ASSETS – 100.0%		$248,453

Notes to Schedule of Investments

(A) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2015. Date shown represents the date that the variable rate resets.

(B) Cash of $368 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at March 31, 2015 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Value	Unrealized Appreciation
E-mini S&P 500 Index	Short	6-19-15	5	$(515)	$3
S&P 500 Index	Short	6-19-15	15	(7,728)	42
				$(8,243)	$45

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio investments by the fair value hierarchy levels as of March 31, 2015:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$240,622	$—	$—
Short-Term Securities	—	8,251	—
Total	$240,622	$8,251	$—
Futures Contracts	$45	$—	$—

During the period ended March 31, 2015, there were no transfers between Level 1 and 2.

For Federal income tax purposes, cost of investments owned at March 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$243,895
Gross unrealized appreciation	5,185
Gross unrealized depreciation	(207)
Net unrealized appreciation	$4,978

SCHEDULE OF INVESTMENTS
Pathfinder Moderately Aggressive (in thousands)	MARCH 31, 2015 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Dividend Opportunities	18,341	$167,081
Ivy Funds VIP Limited-Term Bond	27,145	134,752
Ivy Funds VIP Value	7,365	53,195
Ivy Funds VIP Small Cap Value	5,029	92,326
Ivy Funds VIP Small Cap Growth	7,224	94,763
Ivy Funds VIP Growth	12,729	161,289
Ivy Funds VIP Money Market	105,465	105,465
Ivy Funds VIP Mid Cap Growth	5,196	58,529
Ivy Funds VIP International Core Equity	5,986	113,324
Ivy Funds VIP Global Growth	15,071	141,038

TOTAL AFFILIATED MUTUAL FUNDS – 100.0%		$1,121,762
(Cost: $999,418)

SHORT-TERM SECURITIES	Principal
Master Note – 0.0%
Toyota Motor Credit Corp., 0.130%, 4–1–15 (A)	$377	377

TOTAL SHORT-TERM SECURITIES – 0.0%		$377
(Cost: $377)

TOTAL INVESTMENT SECURITIES – 100.0%		$1,122,139
(Cost: $999,795)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		110

NET ASSETS – 100.0%		$1,122,249

Notes to Schedule of Investments

(A)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2015. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio investments by the fair value hierarchy levels as of March 31, 2015:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$1,121,762	$—	$—
Short-Term Securities	—	377	—
Total	$1,121,762	$377	$—

During the period ended March 31, 2015, there were no transfers between Level 1 and 2.

For Federal income tax purposes, cost of investments owned at March 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$999,795
Gross unrealized appreciation	122,344
Gross unrealized depreciation	—
Net unrealized appreciation	$122,344

SCHEDULE OF INVESTMENTS Pathfinder Moderately Aggressive – Managed Volatility (in thousands)	MARCH 31, 2015 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Dividend Opportunities	780	$7,109
Ivy Funds VIP Limited-Term Bond	1,168	5,799
Ivy Funds VIP Value	316	2,280
Ivy Funds VIP Small Cap Value	213	3,919
Ivy Funds VIP Small Cap Growth	307	4,032
Ivy Funds VIP Growth	541	6,850
Ivy Funds VIP Money Market	4,535	4,535
Ivy Funds VIP Mid Cap Growth	220	2,479
Ivy Funds VIP International Core Equity	255	4,828
Ivy Funds VIP Global Growth	640	5,990

TOTAL AFFILIATED MUTUAL FUNDS – 96.8%		$47,821
(Cost: $47,056)

SHORT-TERM SECURITIES	Principal
Master Note – 3.0%
Toyota Motor Credit Corp., 0.130%, 4–1–15 (A)	$1,459	1,459

TOTAL SHORT-TERM SECURITIES – 3.0%		$1,459
(Cost: $1,459)

TOTAL INVESTMENT SECURITIES – 99.8%		$49,280
(Cost: $48,515)

CASH AND OTHER ASSETS, NET OF LIABILITIES(B) – 0.2%		105

NET ASSETS – 100.0%		$49,385

Notes to Schedule of Investments

(A)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2015. Date shown represents the date that the variable rate resets.

(B)Cash of $83 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at March 31, 2015 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Value	Unrealized Appreciation
E-mini S&P 500 Index	Short	6-19-15	8	$(824)	$2
S&P 500 Index	Short	6-19-15	2	(1,031)	10
				$(1,855)	$12

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio investments by the fair value hierarchy levels as of March 31, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$47,821	$—	$—
Short-Term Securities	—	1,459	—
Total	$47,821	$1,459	$—
Futures Contracts	$12	$—	$—

During the period ended March 31, 2015, there were no transfers between Level 1 and 2.

For Federal income tax purposes, cost of investments owned at March 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$48,515
Gross unrealized appreciation	826
Gross unrealized depreciation	(61)
Net unrealized appreciation	$765

SCHEDULE OF INVESTMENTS Pathfinder Moderately Conservative (in thousands)	MARCH 31, 2015 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Dividend Opportunities	4,218	$38,429
Ivy Funds VIP Limited-Term Bond	10,068	49,978
Ivy Funds VIP Value	1,954	14,110
Ivy Funds VIP Small Cap Value	501	9,190
Ivy Funds VIP Small Cap Growth	1,438	18,861
Ivy Funds VIP Growth	3,379	42,808
Ivy Funds VIP Money Market	69,912	69,912
Ivy Funds VIP Mid Cap Growth	1,103	12,431
Ivy Funds VIP International Core Equity	794	15,035
Ivy Funds VIP Global Growth	2,345	21,941

TOTAL AFFILIATED MUTUAL FUNDS – 99.8%		$292,695
(Cost: $270,819)

SHORT-TERM SECURITIES	Principal
Master Note – 0.2%
Toyota Motor Credit Corp., 0.130%, 4–1–15 (A)	$549	549

TOTAL SHORT-TERM SECURITIES – 0.2%		$549
(Cost: $549)

TOTAL INVESTMENT SECURITIES – 100.0%		$293,244
(Cost: $271,368)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		45

NET ASSETS – 100.0%		$293,289

Notes to Schedule of Investments

(A)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2015. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio investments by the fair value hierarchy levels as of March 31, 2015:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$292,695	$—	$—
Short-Term Securities	—	549	—
Total	$292,695	$549	$—

During the period ended March 31, 2015, there were no transfers between Level 1 and 2.

For Federal income tax purposes, cost of investments owned at March 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$271,368
Gross unrealized appreciation	21,876
Gross unrealized depreciation	—
Net unrealized appreciation	$21,876

SCHEDULE OF INVESTMENTS
Pathfinder Moderately Conservative – Managed Volatility (in thousands)	MARCH 31, 2015 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Dividend Opportunities	481	$4,382
Ivy Funds VIP Global Growth	267	2,500
Ivy Funds VIP Growth	384	4,870
Ivy Funds VIP International Core Equity	91	1,716
Ivy Funds VIP Limited-Term Bond	1,158	5,747
Ivy Funds VIP Mid Cap Growth	125	1,412
Ivy Funds VIP Money Market	8,039	8,039
Ivy Funds VIP Small Cap Growth	164	2,148
Ivy Funds VIP Small Cap Value	57	1,045
Ivy Funds VIP Value	224	1,617

TOTAL AFFILIATED MUTUAL FUNDS – 96.8%		$33,476
(Cost: $32,917)

SHORT-TERM SECURITIES	Principal
Master Note – 2.9%
Toyota Motor Credit Corp., 0.130%, 4–1–15 (A)	$1,012	1,012

TOTAL SHORT-TERM SECURITIES – 2.9%		$1,012
(Cost: $1,012)

TOTAL INVESTMENT SECURITIES – 99.7%		$34,488
(Cost: $33,929)

CASH AND OTHER ASSETS, NET OF LIABILITIES(B) – 0.3%		95

NET ASSETS – 100.0%		$34,583

Notes to Schedule of Investments

(A) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2015. Date shown represents the date that the variable rate resets.

(B) Cash of $74 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at March 31, 2015 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Value	Unrealized Appreciation
E-mini S&P 500 Index	Short	6-19-15	11	$(1,134)	$6
S&P 500 Index	Short	6-19-15	1	(515)	5
				$(1,649)	$11

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio investments by the fair value hierarchy levels as of March 31, 2015:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$33,476	$—	$—
Short-Term Securities	—	1,012	—
Total	$33,476	$1,012	$—
Futures Contracts	$11	$—	$—

During the period ended March 31, 2015, there were no transfers between Level 1 and 2.

For Federal income tax purposes, cost of investments owned at March 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$33,929
Gross unrealized appreciation	594
Gross unrealized depreciation	(35)
Net unrealized appreciation	$559

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Funds Variable Insurance Portfolios
(Registrant)

By	/s/ Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: May 29, 2015

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: May 29, 2015